Schedule of Investments (unaudited)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
AAR Corp.(a)	38,046	$1,591,845
Aerojet Rocketdyne Holdings Inc.(a)	78,292	3,178,655
Aerovironment Inc.(a)	22,311	1,833,964
Air Industries Group(a)(b)	9,560	6,692
Archer Aviation Inc., Class A(a)(b)	175,603	540,857
Astra Space Inc.(a)(b)	165,118	214,653
Astronics Corp.(a)	28,045	285,218
Astrotech Corp.(a)	1,452	624
Axon Enterprise Inc.(a)	80,530	7,502,980
Boeing Co. (The)(a)	598,756	81,861,920
BWX Technologies Inc.	91,327	5,031,204
Byrna Technologies Inc.(a)(b)	37,339	320,742
Curtiss-Wright Corp.	39,638	5,234,594
Ducommun Inc.(a)	9,890	425,666
General Dynamics Corp.	246,402	54,516,442
HEICO Corp.(b)	45,487	5,964,255
HEICO Corp., Class A	78,620	8,284,976
Hexcel Corp.	97,387	5,094,314
Howmet Aerospace Inc.	400,890	12,607,990
Huntington Ingalls Industries Inc.	45,645	9,942,394
Innovative Solutions & Support Inc.(a)	18,802	135,374
Kaman Corp.	29,050	907,812
Kratos Defense & Security Solutions Inc.(a)	134,693	1,869,539
L3Harris Technologies Inc.	208,037	50,282,543
Lockheed Martin Corp.	254,705	109,512,962
Maxar Technologies Inc.(b)	73,966	1,929,773
Mercury Systems Inc.(a)(b)	58,114	3,738,474
Momentus Inc.(a)(b)	99,346	214,587
Moog Inc., Class A	27,922	2,216,728
National Presto Industries Inc.	8,841	580,323
Northrop Grumman Corp.	156,791	75,035,469
Park Aerospace Corp.	19,702	251,398
Parsons Corp.(a)	41,342	1,671,044
Raytheon Technologies Corp.	1,605,585	154,312,774
Rocket Lab USA Inc.(a)	127,249	482,274
SIFCO Industries Inc.(a)	614	1,903
Spirit AeroSystems Holdings Inc., Class A	114,752	3,362,234
Textron Inc.(b)	231,580	14,142,591
TransDigm Group Inc.(a)	56,374	30,254,235
Triumph Group Inc.(a)	90,820	1,206,998
Vectrus Inc.(a)	9,907	331,488
Virgin Galactic Holdings Inc.(a)(b)	197,733	1,190,353
Virtra Inc.(a)(b)	8,517	41,904
Woodward Inc.	67,814	6,272,117
		664,384,882
Air Freight & Logistics — 0.6%
Air T Inc.(a)	379	6,238
Air Transport Services Group Inc.(a)(b)	60,796	1,746,669
Atlas Air Worldwide Holdings Inc.(a)	28,685	1,770,151
CH Robinson Worldwide Inc.	136,853	13,872,789
Expeditors International of Washington Inc.	178,494	17,396,025
FedEx Corp.	256,003	58,038,440
Forward Air Corp.	29,834	2,743,535
GXO Logistics Inc.(a)	110,045	4,761,647
Hub Group Inc., Class A(a)	37,682	2,673,161
Radiant Logistics Inc.(a)	30,052	222,986
United Parcel Service Inc., Class B	790,112	144,227,045
		247,458,686
Security	Shares	Value

Airlines — 0.2%
Alaska Air Group Inc.(a)	135,969	$5,445,558
Allegiant Travel Co.(a)	17,760	2,008,478
American Airlines Group Inc.(a)(b)	698,539	8,857,475
Blade Air Mobility Inc.(a)(b)	84,514	376,932
Delta Air Lines Inc.(a)	699,401	20,261,647
Frontier Group Holdings Inc.(a)(b)	50,258	470,917
Hawaiian Holdings Inc.(a)	58,521	837,436
JetBlue Airways Corp.(a)	328,002	2,745,377
Joby Aviation Inc., Class A(a)(b)	284,147	1,395,162
SkyWest Inc.(a)	58,859	1,250,754
Southwest Airlines Co.(a)	643,159	23,230,903
Spirit Airlines Inc.(a)	117,929	2,811,427
Sun Country Airlines Holdings Inc.(a)	25,782	472,842
United Airlines Holdings Inc.(a)	345,919	12,252,451
Wheels Up Experience Inc.(a)(b)	188,690	367,946
		82,785,305
Auto Components — 0.2%
Adient PLC(a)(b)	91,412	2,708,538
American Axle & Manufacturing Holdings Inc.(a)	115,493	869,662
Aptiv PLC(a)	292,431	26,046,829
Autoliv Inc.	88,206	6,312,903
BorgWarner Inc.	269,410	8,990,212
Cooper-Standard Holdings Inc.(a)	17,164	85,648
Dana Inc.	162,890	2,291,862
Dorman Products Inc.(a)	29,560	3,243,028
Fox Factory Holding Corp.(a)	48,299	3,890,001
Gentex Corp.	241,872	6,765,160
Gentherm Inc.(a)	31,425	1,961,234
Goodyear Tire & Rubber Co. (The)(a)	317,277	3,398,037
Holley Inc.(a)(b)	78,355	822,728
Horizon Global Corp.(a)(b)	49,892	81,324
LCI Industries	28,743	3,215,767
Lear Corp.	65,836	8,288,094
Luminar Technologies Inc.(a)(b)	205,610	1,219,267
Modine Manufacturing Co.(a)	76,784	808,536
Motorcar Parts of America Inc.(a)(b)	37,736	495,096
Patrick Industries Inc.	27,936	1,448,202
QuantumScape Corp.(a)(b)	285,694	2,454,111
Solid Power Inc.(a)(b)	118,246	636,163
Standard Motor Products Inc.	27,122	1,220,219
Stoneridge Inc.(a)(b)	28,962	496,698
Superior Industries International Inc.(a)	76,712	303,012
Sypris Solutions Inc.(a)	19,555	45,368
Tenneco Inc., Class A(a)(b)	89,954	1,543,611
Unique Fabricating Inc.(a)	714	971
Visteon Corp.(a)(b)	28,300	2,931,314
XL Fleet Corp.(a)(b)	100,304	115,350
XPEL Inc.(a)	16,378	752,242
		93,441,187
Automobiles — 1.8%
Arcimoto Inc.(a)(b)	37,249	121,804
Canoo Inc.(a)(b)	171,208	316,735
Faraday Future Intelligent Electric Inc., Class E(a)(b)	184,159	478,813
Fisker Inc.(a)(b)	166,202	1,424,351
Ford Motor Co.	4,281,207	47,649,834
General Motors Co.(a)	1,556,941	49,448,446
Harley-Davidson Inc.	165,145	5,228,491
Lordstown Motors Corp., Class A(a)(b)	265,655	419,735
Lucid Group Inc.(a)(b)	589,776	10,120,556
Mullen Automotive Inc.(a)(b)	187,848	191,605

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Automobiles (continued)
Rivian Automotive Inc., Class A(a)(b)	177,253	$4,562,492
Tesla Inc.(a)(b)	904,319	608,986,501
Thor Industries Inc.	60,209	4,499,419
Winnebago Industries Inc.	40,698	1,976,295
Workhorse Group Inc.(a)(b)	139,928	363,813
		735,788,890
Banks — 4.0%
1st Source Corp.	18,836	855,154
ACNB Corp.	9,048	268,635
Affinity Bancshares Inc.(a)	2,365	35,120
Allegiance Bancshares Inc.(b)	16,019	604,877
Amerant Bancorp Inc.	31,313	880,522
American National Bankshares Inc.	20,403	706,148
Ameris Bancorp.	45,805	1,840,445
AmeriServ Financial Inc.	19,259	75,880
Ames National Corp.	10,969	243,292
Arrow Financial Corp.	12,405	394,603
Associated Banc-Corp.	161,731	2,953,208
Atlantic Union Bankshares Corp.	81,711	2,771,637
Auburn National Bancorp. Inc.	595	16,089
Banc of California Inc.	61,351	1,081,005
BancFirst Corp.	17,676	1,691,770
Bancorp. Inc. (The)(a)	33,568	655,247
Bank First Corp.	9,720	736,873
Bank of America Corp.	7,669,376	238,747,675
Bank of Hawaii Corp.	43,036	3,201,878
Bank of Marin Bancorp., Class A	22,398	711,808
Bank of Princeton (The)	19,316	530,417
Bank of South Carolina Corp.	960	16,704
Bank of the James Financial Group Inc.	852	11,076
Bank OZK	126,391	4,743,454
Bank7 Corp.	2,920	66,693
BankFinancial Corp.	8,875	83,336
BankUnited Inc.	58,408	2,077,573
Bankwell Financial Group Inc.	9,985	310,034
Banner Corp.	19,279	1,083,673
Bar Harbor Bankshares	18,726	484,254
Baycom Corp.	28,239	583,983
BCB Bancorp. Inc.	12,181	207,442
Berkshire Hills Bancorp. Inc.	42,458	1,051,685
Blue Ridge Bankshares Inc.	54,015	827,510
BOK Financial Corp.	31,661	2,392,938
Brookline Bancorp. Inc.	34,474	458,849
Business First Bancshares Inc.	26,787	570,831
Byline Bancorp Inc.	30,846	734,135
C&F Financial Corp.	704	32,363
Cadence Bank	126,467	2,969,445
Cambridge Bancorp.	8,658	716,017
Camden National Corp.	28,003	1,233,532
Capital City Bank Group Inc.	9,921	276,697
Capstar Financial Holdings Inc.	39,020	765,572
Carter Bankshares Inc.(a)	13,351	176,233
Cathay General Bancorp.	80,646	3,157,291
CB Financial Services Inc.	829	18,951
CBTX Inc.	19,428	516,591
Central Pacific Financial Corp.	9,084	194,852
Central Valley Community Bancorp.	9,714	140,853
Chemung Financial Corp.	1,353	63,591
Citigroup Inc.	2,107,400	96,919,326
Citizens & Northern Corp.	11,714	283,127
Security	Shares	Value

Banks (continued)
Citizens Community Bancorp. Inc./WI	799	$11,050
Citizens Financial Group Inc.	528,277	18,854,206
Citizens Holding Co.	828	15,152
City Holding Co.	12,074	964,471
Civista Bancshares Inc.	11,776	250,358
CNB Financial Corp./PA	11,906	288,006
Coastal Financial Corp./WA(a)(b)	11,032	420,540
Codorus Valley Bancorp. Inc.	12,247	275,680
Colony Bankcorp Inc.	9,061	136,730
Columbia Banking System Inc.	54,505	1,561,568
Comerica Inc.	142,664	10,468,684
Commerce Bancshares Inc.	118,115	7,754,250
Community Bank System Inc.	43,616	2,760,020
Community Financial Corp. (The)	1,709	63,028
Community Trust Bancorp. Inc.	19,175	775,437
Community West Bancshares	9,067	129,749
ConnectOne Bancorp. Inc.	36,907	902,376
CrossFirst Bankshares Inc.(a)	75,922	1,002,170
Cullen/Frost Bankers Inc.	60,085	6,996,898
Customers Bancorp. Inc.(a)	20,514	695,425
CVB Financial Corp.	110,929	2,752,148
Dime Community Bancshares Inc.	45,674	1,354,234
Eagle Bancorp. Inc.	22,012	1,043,589
Eagle Bancorp. Montana Inc.	1,904	37,909
East West Bancorp. Inc.	154,929	10,039,399
Eastern Bankshares Inc.	159,672	2,947,545
Emclaire Financial Corp.	214	7,469
Enterprise Bancorp. Inc./MA	9,170	295,182
Enterprise Financial Services Corp.	39,991	1,659,626
Equity Bancshares Inc., Class A	10,955	319,448
Esquire Financial Holdings Inc.(b)	23,085	768,731
Evans Bancorp. Inc.	1,835	62,372
Farmers & Merchants Bancorp. Inc./Archbold OH	21,278	706,217
Farmers National Banc Corp.	24,730	370,950
FB Financial Corp.	37,352	1,464,945
Fidelity D&D Bancorp. Inc.(b)	9,184	373,789
Fifth Third Bancorp.	756,125	25,405,800
Financial Institutions Inc.	13,169	342,657
First Bancorp. Inc. (The)	9,831	296,208
First BanCorp./Puerto Rico	139,625	1,802,559
First Bancorp./Southern Pines NC	19,222	670,848
First Bancshares Inc. (The)	32,415	927,069
First Bank/Hamilton NJ	9,489	132,656
First Busey Corp.	46,873	1,071,048
First Business Financial Services Inc.	10,590	330,302
First Capital Inc.	978	26,494
First Citizens BancShares Inc./NC, Class A(b)	15,303	10,004,795
First Commonwealth Financial Corp.	43,678	586,159
First Community Bankshares Inc.	18,805	553,055
First Community Corp./SC	9,096	174,370
First Financial Bancorp.	65,509	1,270,875
First Financial Bankshares Inc.	137,036	5,381,404
First Financial Corp./IN	11,002	489,589
First Financial Northwest Inc.	9,825	152,681
First Foundation Inc.	68,501	1,402,900
First Hawaiian Inc.	143,853	3,266,902
First Horizon Corp.	580,448	12,688,593
First Internet Bancorp.	23,556	867,332
First Interstate BancSystem Inc., Class A	88,719	3,381,081
First Merchants Corp.	56,993	2,030,091

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Mid Bancshares Inc.	26,849	$957,704
First National Corp./VA.	3,235	59,039
First Northwest Bancorp.	12,212	190,507
First of Long Island Corp. (The)	28,197	494,293
First Republic Bank/CA	199,713	28,798,615
First Savings Financial Group Inc.	642	15,369
First U.S. Bancshares Inc.	8,985	98,835
First United Corp.	9,217	172,911
First Western Financial Inc.(a)(b)	27,215	739,976
Flushing Financial Corp.	29,082	618,283
FNB Corp.	330,914	3,593,726
Franklin Financial Services Corp.	883	26,631
Fulton Financial Corp.	173,130	2,501,728
German American Bancorp. Inc.	41,972	1,434,603
Glacier Bancorp. Inc.	118,134	5,601,914
Glen Burnie Bancorp.	598	6,333
Great Southern Bancorp. Inc.	9,778	572,600
Hancock Whitney Corp.	88,747	3,934,155
Hanmi Financial Corp.	14,565	326,839
HarborOne Bancorp Inc.	70,528	972,581
Hawthorn Bancshares Inc.	10,263	261,600
HBT Financial Inc.	9,699	173,321
Heartland Financial USA Inc.	48,929	2,032,511
Heritage Commerce Corp.	78,671	840,993
Heritage Financial Corp./WA	21,867	550,174
Hilltop Holdings Inc.(b)	47,433	1,264,564
Home BancShares Inc./AR	203,828	4,233,508
HomeStreet Inc.	10,774	373,535
HomeTrust Bancshares Inc.	19,162	479,050
Hope Bancorp Inc.	84,149	1,164,622
Horizon Bancorp Inc./IN	75,356	1,312,702
Huntington Bancshares Inc./OH	1,596,208	19,202,382
Independent Bank Corp.	36,751	2,919,132
Independent Bank Corp./MI	22,451	432,855
Independent Bank Group Inc.	28,268	1,919,680
International Bancshares Corp.	57,182	2,291,855
Investar Holding Corp.	11,180	244,842
John Marshall Bancorp Inc.(b)	26,687	601,525
JPMorgan Chase & Co.	3,172,291	357,231,690
KeyCorp	1,008,997	17,385,018
Lakeland Bancorp. Inc.	54,192	792,287
Lakeland Financial Corp.	24,660	1,637,917
Landmark Bancorp. Inc./Manhattan KS	861	21,818
LCNB Corp.	11,352	169,712
Limestone Bancorp. Inc.	457	8,413
Live Oak Bancshares Inc.(b)	38,729	1,312,526
M&T Bank Corp.	197,213	31,433,780
Macatawa Bank Corp.	32,091	283,684
MainStreet Bancshares Inc.	3,013	68,606
Malvern Bancorp. Inc.(a)(b)	9,034	145,176
Mercantile Bank Corp.	18,872	602,960
Meridian Corp.	1,164	35,269
Meta Financial Group Inc.	27,664	1,069,767
Metrocity Bankshares Inc.	20,546	417,289
Metropolitan Bank Holding Corp.(a)	8,605	597,359
Mid Penn Bancorp. Inc.	7,426	200,279
Middlefield Banc Corp.	538	13,558
Midland States Bancorp. Inc.	26,823	644,825
MidWestOne Financial Group Inc.	10,613	315,418
MVB Financial Corp.	10,821	336,641
Security	Shares	Value

Banks (continued)
National Bank Holdings Corp., Class A	23,140	$885,568
National Bankshares Inc.	10,355	325,147
NBT Bancorp. Inc.	36,179	1,359,969
Nicolet Bankshares Inc.(a)(b)	12,045	871,335
Northeast Bank(b)	23,332	852,318
Northrim Bancorp. Inc.	9,946	400,426
Northwest Bancshares Inc.	93,733	1,199,782
Norwood Financial Corp.	2,275	55,192
Oak Valley Bancorp.	9,037	155,436
OceanFirst Financial Corp.	59,534	1,138,885
OFG Bancorp.	35,148	892,759
Ohio Valley Banc Corp.	781	23,571
Old National Bancorp./IN	314,952	4,658,140
Old Point Financial Corp.	766	19,364
Old Second Bancorp. Inc.	31,974	427,812
Origin Bancorp Inc.	38,638	1,499,154
Orrstown Financial Services Inc.	12,763	308,482
Pacific Premier Bancorp. Inc.	80,724	2,360,370
PacWest Bancorp.	145,693	3,884,175
Park National Corp.	12,277	1,488,586
Parke Bancorp. Inc.	10,261	215,071
Pathfinder Bancorp. Inc.	713	14,210
Patriot National Bancorp Inc.(a)	59	718
PCB Bancorp.	41,427	773,856
Peapack Gladstone Financial Corp.	14,589	433,293
Penns Woods Bancorp. Inc.	11,797	272,393
Peoples Bancorp. Inc./OH	28,576	760,122
Peoples Bancorp. of North Carolina Inc.	893	24,254
Peoples Financial Services Corp.	9,086	507,362
Pinnacle Financial Partners Inc.	86,536	6,257,418
Plumas Bancorp.	8,874	253,264
PNC Financial Services Group Inc. (The)	445,200	70,239,204
Popular Inc.	85,700	6,592,901
Preferred Bank/Los Angeles CA	5,779	393,088
Premier Financial Corp.	38,149	967,077
Primis Financial Corp.	21,349	290,987
Professional Holding Corp., Class A(a)(b)	37,291	747,685
Prosperity Bancshares Inc.	100,262	6,844,887
QCR Holdings Inc.	26,063	1,407,141
RBB Bancorp.	29,426	608,235
Red River Bancshares Inc.	15,285	826,613
Regions Financial Corp.	1,017,353	19,075,369
Renasant Corp.	43,757	1,260,639
Republic Bancorp. Inc./KY, Class A	10,356	499,677
Republic First Bancorp. Inc.(a)(b)	32,532	123,947
Riverview Bancorp. Inc.	21,774	143,273
S&T Bancorp. Inc.	19,099	523,886
Salisbury Bancorp. Inc.	207	9,775
Sandy Spring Bancorp. Inc.	46,304	1,809,097
SB Financial Group Inc.	2,303	39,750
Seacoast Banking Corp. of Florida.	56,925	1,880,802
ServisFirst Bancshares Inc.	51,729	4,082,453
Shore Bancshares Inc.	22,164	410,034
Sierra Bancorp.	11,253	244,528
Signature Bank/New York NY	70,528	12,639,323
Silvergate Capital Corp., Class A(a)(b)	41,520	2,222,566
Simmons First National Corp., Class A	111,564	2,371,851
SmartFinancial Inc.	10,456	252,617
Sound Financial Bancorp. Inc.	260	9,867
South Plains Financial Inc.	37,535	906,095

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Southern First Bancshares Inc.(a)(b)	8,983	$391,569
Southside Bancshares Inc.	22,706	849,659
SouthState Corp.	80,783	6,232,408
Stock Yards Bancorp. Inc.(b)	24,875	1,488,023
Summit Financial Group Inc.	9,705	269,605
Summit State Bank	954	14,520
SVB Financial Group(a)	64,754	25,577,182
Synovus Financial Corp.	165,694	5,973,269
Texas Capital Bancshares Inc.(a)	59,282	3,120,604
Tompkins Financial Corp.	10,396	749,552
Towne Bank/Portsmouth VA	83,260	2,260,509
TriCo Bancshares	38,621	1,762,662
Triumph Bancorp. Inc.(a)(b)	22,157	1,386,142
Truist Financial Corp.	1,452,435	68,888,992
Trustmark Corp.	60,524	1,766,696
U.S. Bancorp.	1,484,062	68,296,533
UMB Financial Corp.	47,887	4,123,071
Umpqua Holdings Corp.	235,372	3,947,188
Union Bankshares Inc./Morrisville VT	808	21,129
United Bancorp. Inc./OH	8,890	145,707
United Bancshares Inc./OH	875	24,903
United Bankshares Inc./WV	138,762	4,866,383
United Community Banks Inc./GA	95,674	2,888,398
United Security Bancshares/Fresno CA	10,556	80,437
Unity Bancorp. Inc.(b)	9,045	239,512
Univest Financial Corp.	26,481	673,677
Valley National Bancorp.	463,648	4,826,576
Veritex Holdings Inc.	32,479	950,336
Village Bank and Trust Financial Corp.	113	5,280
Virginia National Bankshares Corp.	883	27,806
Washington Federal Inc.	59,771	1,794,325
Washington Trust Bancorp. Inc.	18,601	899,730
Webster Financial Corp.	201,034	8,473,583
Wells Fargo & Co.	4,100,428	160,613,765
WesBanco Inc.	68,348	2,167,315
West Bancorp. Inc.	18,828	458,274
Westamerica Bancorp.	18,425	1,025,536
Western Alliance Bancorp.	115,033	8,121,330
Wintrust Financial Corp.	59,160	4,741,674
Zions Bancorp. NA	167,166	8,508,749
		1,618,489,606
Beverages — 1.6%
Alkaline Water Co. Inc. (The)(a)(b)	205,860	80,903
Boston Beer Co. Inc. (The), Class A, NVS(a)	9,899	2,999,100
Brown-Forman Corp., Class A	59,182	4,003,071
Brown-Forman Corp., Class B, NVS	201,946	14,168,531
Celsius Holdings Inc.(a)	45,745	2,985,319
Coca-Cola Co. (The)	4,198,462	264,125,244
Coca-Cola Consolidated Inc.	5,747	3,240,733
Constellation Brands Inc., Class A	175,135	40,816,963
Duckhorn Portfolio Inc. (The)(a)(b)	39,158	824,668
Eastside Distilling Inc.(a)(b)	9,106	6,283
Keurig Dr Pepper Inc.	788,975	27,921,825
MGP Ingredients Inc.(b)	11,140	1,115,003
Molson Coors Beverage Co., Class B	203,745	11,106,140
Monster Beverage Corp.(a)	402,526	37,314,160
National Beverage Corp.	18,054	883,563
PepsiCo Inc.	1,487,848	247,964,748
Reed’s Inc.(a)(b)	9,900	1,544
Security	Shares	Value

Beverages (continued)
Willamette Valley Vineyards Inc.(a)	794	$4,978
		659,562,776
Biotechnology — 2.7%
2seventy bio Inc.(a)(b)	32,442	428,234
4D Molecular Therapeutics Inc.(a)	19,652	137,171
89bio Inc.(a)(b)	11,780	37,932
Aadi Bioscience Inc.(a)(b)	22,766	280,477
AbbVie Inc.	1,901,884	291,292,553
Abeona Therapeutics Inc.(a)	28,590	5,947
ACADIA Pharmaceuticals Inc.(a)(b)	127,140	1,791,403
Achieve Life Sciences Inc.(a)	154	752
Acorda Therapeutics Inc.(a)(b)	8,342	3,886
Actinium Pharmaceuticals Inc.(a)(b)	13,069	62,862
Adagio Therapeutics Inc.(a)(b)	19,816	64,996
Adicet Bio Inc.(a)	19,322	282,101
ADMA Biologics Inc.(a)(b)	160,728	318,241
Adverum Biotechnologies Inc.(a)(b)	118,402	142,082
Aeglea BioTherapeutics Inc.(a)	36,020	18,194
Agenus Inc.(a)(b)	224,419	435,373
AgeX Therapeutics Inc.(a)(b)	8,128	4,683
Agios Pharmaceuticals Inc.(a)(b)	58,981	1,307,609
Aikido Pharma Inc., NVS(b)	2,453	14,448
AIM ImmunoTech Inc.(a)(b)	9,784	7,632
Akebia Therapeutics Inc.(a)(b)	245,779	86,785
Akero Therapeutics Inc.(a)	24,043	227,206
Alaunos Therapeutics Inc.(a)(b)	304,749	377,889
Albireo Pharma Inc.(a)(b)	20,213	401,430
Aldeyra Therapeutics Inc.(a)	85,090	339,509
Alector Inc.(a)(b)	98,650	1,002,284
Alkermes PLC(a)	167,753	4,997,362
Allakos Inc.(a)	100,203	313,635
Allena Pharmaceuticals Inc.(a)(b)	182,056	34,773
Allogene Therapeutics Inc.(a)(b)	67,411	768,485
Allovir Inc.(a)(b)	57,729	225,143
Alnylam Pharmaceuticals Inc.(a)	133,044	19,404,467
Alpine Immune Sciences Inc.(a)	718	6,110
Altimmune Inc.(a)(b)	54,854	641,792
ALX Oncology Holdings Inc.(a)(b)	37,131	300,390
Amgen Inc.	574,753	139,837,405
Amicus Therapeutics Inc.(a)	294,931	3,167,559
AnaptysBio Inc.(a)(b)	26,756	543,147
Anavex Life Sciences Corp.(a)(b)	115,279	1,153,943
Anika Therapeutics Inc.(a)	18,641	416,067
Anixa Biosciences Inc.(a)(b)	9,749	29,832
Annexon Inc.(a)(b)	42,842	161,514
Annovis Bio Inc.(a)	9,845	111,642
Apellis Pharmaceuticals Inc.(a)	102,908	4,653,500
Applied Genetic Technologies Corp./DE(a)(b)	66,862	51,484
Applied Molecular Transport Inc.(a)(b)	17,734	51,606
Applied Therapeutics Inc.(a)	10,352	9,816
Aprea Therapeutics Inc.(a)(b)	15,914	11,781
Aptevo Therapeutics Inc.(a)	1,033	3,698
Aptinyx Inc.(a)(b)	60,736	33,885
AquaBounty Technologies Inc.(a)	113,016	193,257
Aravive Inc.(a)	1,635	1,615
ARCA biopharma Inc.(a)(b)	48	120
Arcturus Therapeutics Holdings Inc.(a)(b)	25,608	403,070
Arcus Biosciences Inc.(a)	49,899	1,264,441
Arcutis Biotherapeutics Inc.(a)(b)	28,896	615,774
Ardelyx Inc.(a)(b)	106,723	62,956

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Aridis Pharmaceuticals Inc.(a)(b)	13,195	$14,515
Armata Pharmaceuticals Inc.(a)(b)	5	19
Arrowhead Pharmaceuticals Inc.(a)	110,045	3,874,684
Assembly Biosciences Inc.(a)(b)	56,402	118,444
Astria Therapeutics Inc.(a)	76	228
Atara Biotherapeutics Inc.(a)(b)	100,096	779,748
Athenex Inc.(a)	96,647	39,567
Athersys Inc.(a)(b)	349,257	90,807
Atreca Inc., Class A(a)(b)	50,919	91,145
aTyr Pharma Inc.(a)	406	1,149
Avalo Therapeutics Inc.(a)(b)	63,873	31,936
AVEO Pharmaceuticals Inc.(a)(b)	28,594	187,577
Avid Bioservices Inc.(a)(b)	81,420	1,242,469
Avidity Biosciences Inc.(a)	65,090	945,758
Avita Medical Inc.(a)	26,997	128,236
Avrobio Inc.(a)(b)	49,917	45,924
Beam Therapeutics Inc.(a)(b)	47,826	1,851,344
Bellicum Pharmaceuticals Inc.(a)(b)	7,407	8,740
BioAtla Inc.(a)	18,978	54,087
Biocept Inc.(a)	189	178
BioCryst Pharmaceuticals Inc.(a)	181,494	1,920,207
Biogen Inc.(a)	158,956	32,417,487
Biohaven Pharmaceutical Holding Co. Ltd.(a)	70,366	10,253,030
BioMarin Pharmaceutical Inc.(a)	201,115	16,666,400
Bio-Path Holdings Inc.(a)	260	1,006
Bioxcel Therapeutics Inc.(a)(b)	22,811	301,105
Black Diamond Therapeutics Inc.(a)(b)	21,495	52,878
Bluebird Bio Inc.(a)(b)	81,173	336,056
Blueprint Medicines Corp.(a)(b)	69,302	3,500,444
Bolt Biotherapeutics Inc.(a)	27,144	55,374
BrainStorm Cell Therapeutics Inc.(a)(b)	19,551	53,961
Brickell Biotech Inc.(a)	983	124
Bridgebio Pharma Inc.(a)(b)	120,340	1,092,687
Brooklyn ImmunoTherapeutics Inc.(a)(b)	19,837	10,268
C4 Therapeutics Inc.(a)	41,585	313,551
Cabaletta Bio Inc.(a)(b)	8,185	8,676
Caladrius Biosciences Inc.(a)	8,808	4,669
Calithera Biosciences Inc., NVS	5,875	14,453
Calyxt Inc.(a)(b)	67,500	16,301
Capricor Therapeutics Inc.(a)	603	2,104
Cardiff Oncology Inc.(a)	40,454	88,999
CareDx Inc.(a)(b)	51,418	1,104,459
Caribou Biosciences Inc.(a)	36,434	197,837
CASI Pharmaceuticals Inc., NVS(b)	2,668	7,630
Catalyst Biosciences Inc.(a)(b)	8,311	14,794
Catalyst Pharmaceuticals Inc.(a)	107,883	756,260
Celldex Therapeutics Inc.(a)(b)	45,098	1,215,842
Cellectar Biosciences Inc.(a)	59	24
CEL-SCI Corp.(a)(b)	64,567	290,551
CELSION Corp. , NVS(a)	9,146	16,646
Cerevel Therapeutics Holdings Inc.(a)(b)	55,540	1,468,478
Checkpoint Therapeutics Inc.(a)(b)	75,453	77,717
ChemoCentryx Inc.(a)(b)	59,518	1,474,856
Chimerix Inc.(a)	78,807	163,919
Chinook Therapeutics Inc.(a)	48,544	849,035
Cidara Therapeutics Inc.(a)	10,279	5,022
Clovis Oncology Inc.(a)(b)	117,674	211,813
Cogent Biosciences Inc.(a)	96,772	872,883
Cohbar Inc.(a)(b)	203,847	38,670
Coherus Biosciences Inc.(a)(b)	94,938	687,351
Security	Shares	Value

Biotechnology (continued)
Concert Pharmaceuticals Inc.(a)(b)	18,663	$78,571
Contra GTX Inc., NVS(a)(b)(c)	722	740
ContraFect Corp.(a)(b)	18,579	57,038
Corbus Pharmaceuticals Holdings Inc.(a)(b)	200,903	50,668
Cortexyme Inc.(a)(b)	29,605	65,723
Corvus Pharmaceuticals Inc.(a)(b)	9,253	9,161
Crinetics Pharmaceuticals Inc.(a)	47,547	886,752
CRISPR Therapeutics AG(a)(b)	76,760	4,664,705
CTI BioPharma Corp.(a)(b)	98,499	588,039
Cue Biopharma Inc.(a)(b)	31,979	79,628
Cullinan Oncology Inc.(a)(b)	24,389	312,667
Curis Inc.(a)(b)	104,820	103,195
Cyclacel Pharmaceuticals Inc.(a)	4,308	4,653
Cyclerion Therapeutics Inc.(a)(b)	17,824	9,782
Cytokinetics Inc.(a)(b)	87,527	3,438,936
CytomX Therapeutics Inc.(a)	194,863	356,599
Deciphera Pharmaceuticals Inc.(a)(b)	42,036	552,773
Denali Therapeutics Inc.(a)(b)	104,367	3,071,521
DermTech Inc.(a)(b)	39,684	219,849
DiaMedica Therapeutics Inc.(a)	9,494	19,178
Dyadic International Inc.(a)(b)	11,455	34,938
Dynavax Technologies Corp.(a)(b)	88,240	1,110,942
Dyne Therapeutics Inc.(a)(b)	45,467	312,358
Eagle Pharmaceuticals Inc./DE(a)	9,365	416,087
Editas Medicine Inc.(a)(b)	75,498	893,141
Eiger BioPharmaceuticals Inc.(a)	28,796	181,415
Eledon Pharmaceuticals Inc.(a)	17	41
Emergent BioSolutions Inc.(a)	48,236	1,497,245
Enanta Pharmaceuticals Inc.(a)	17,309	818,196
Epizyme Inc.(a)	243,537	357,999
EQRx Inc.(a)(b)	240,605	1,128,437
Equillium Inc.(a)(b)	6,486	13,231
Erasca Inc.(a)(b)	47,387	263,946
Exact Sciences Corp.(a)(b)	183,628	7,233,107
Exagen Inc.(a)	6,452	37,034
Exelixis Inc.(a)	343,025	7,141,780
Exicure Inc., NVS.	7,733	16,703
Fate Therapeutics Inc.(a)	90,202	2,235,206
FibroGen Inc.(a)(b)	96,828	1,022,504
First Wave BioPharma Inc.(a)	83,254	16,651
Forma Therapeutics Holdings Inc.(a)	23,770	163,775
Forte Biosciences Inc.(a)(b)	7,775	10,108
Fortress Biotech Inc.(a)(b)	107,209	90,045
Frequency Therapeutics Inc.(a)	40,689	61,033
F-Star, NVS(a)(c)	11,084	4,434
F-Star Therapeutics Inc.(a)	15,858	99,271
F-Star Therapeutics Inc. New, NVS(a)(c)	11,084	4,434
G1 Therapeutics Inc.(a)(b)	40,947	202,278
Galectin Therapeutics Inc.(a)(b)	38,061	49,860
Galera Therapeutics Inc.(a)(b)	12,342	16,045
Gemini Therapeutics Inc.(a)(b)	50,100	84,669
Generation Bio Co.(a)	62,123	407,527
Geron Corp.(a)	400,798	621,237
Gilead Sciences Inc.	1,352,697	83,610,202
Global Blood Therapeutics Inc.(a)(b)	60,468	1,931,953
GlycoMimetics Inc.(a)(b)	46,644	27,888
Gossamer Bio Inc.(a)(b)	77,153	645,771
GreenLight Bioscience Inc., NVS(a)(b)	94,336	208,483
Gritstone bio Inc.(a)	77,650	187,913
Halozyme Therapeutics Inc.(a)	155,285	6,832,540

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Harpoon Therapeutics Inc.(a)	29,914	$57,136
Heron Therapeutics Inc.(a)(b)	103,636	289,144
Histogen Inc., NVS(b)	67	154
Homology Medicines Inc.(a)(b)	62,670	123,460
Hookipa Pharma Inc.(a)	12,082	19,694
Horizon Therapeutics PLC(a)	250,115	19,949,172
Humanigen Inc.(a)(b)	115,778	204,927
iBio Inc.(a)(b)	515,461	136,082
Icosavax Inc.(a)	25,467	145,926
Ideaya Biosciences Inc.(a)	36,656	505,853
Idera Pharmaceuticals Inc.(a)(b)	11,375	5,221
IGM Biosciences Inc.(a)(b)	12,081	217,820
Immucell Corp.(a)	736	6,396
Immunic Inc.(a)(b)	12,196	42,320
ImmunityBio Inc.(a)(b)	72,385	269,272
ImmunoGen Inc.(a)	191,770	862,965
Immunovant Inc.(a)(b)	55,142	215,054
Incyte Corp.(a)	205,781	15,633,183
Infinity Pharmaceuticals Inc.(a)	77,700	49,130
Inhibrx Inc.(a)(b)	27,669	314,043
Inmune Bio Inc.(a)(b)	5,728	50,636
Inovio Pharmaceuticals Inc.(a)(b)	262,652	454,388
Insmed Inc.(a)(b)	138,639	2,733,961
Intellia Therapeutics Inc.(a)(b)	75,385	3,901,928
Intercept Pharmaceuticals Inc.(a)(b)	31,961	441,381
Ionis Pharmaceuticals Inc.(a)(b)	155,606	5,760,534
Iovance Biotherapeutics Inc.(a)(b)	149,289	1,648,151
Ironwood Pharmaceuticals Inc.(a)	166,579	1,920,656
IsoRay Inc.(a)(b)	67,667	20,909
iTeos Therapeutics Inc.(a)	35,838	738,263
IVERIC bio Inc.(a)(b)	118,578	1,140,720
Janux Therapeutics Inc.(a)(b)	31,552	385,250
Jounce Therapeutics Inc.(a)	23,821	72,178
KalVista Pharmaceuticals Inc.(a)	22,985	226,172
Karuna Therapeutics Inc.(a)	20,806	2,632,167
Karyopharm Therapeutics Inc.(a)(b)	87,405	394,197
Keros Therapeutics Inc.(a)(b)	15,854	438,046
Kezar Life Sciences Inc.(a)	45,370	375,210
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	30,744	297,909
Kinnate Biopharma Inc.(a)	23,332	294,217
Kodiak Sciences Inc.(a)	37,481	286,355
Kronos Bio Inc.(a)	67,509	245,733
Krystal Biotech Inc.(a)	23,187	1,522,458
Kura Oncology Inc.(a)(b)	70,340	1,289,332
Kymera Therapeutics Inc.(a)	37,871	745,680
La Jolla Pharmaceutical Co.(a)(b)	18,992	60,584
Lantheus Holdings Inc. New, NVS(a)(b)(c)	10,240	—
Larimar Therapeutics Inc.(a)	1,212	2,376
Lexicon Pharmaceuticals Inc.(a)(b)	54,924	102,159
Ligand Pharmaceuticals Inc.(a)	19,933	1,778,422
Lineage Cell Therapeutics Inc.(a)(b)	115,887	183,101
LogicBio Therapeutics Inc.(a)(b)	19,458	7,040
Lumos Pharma Inc.(a)	2,356	18,141
MacroGenics Inc.(a)	70,612	208,305
Madrigal Pharmaceuticals Inc.(a)(b)	16,445	1,177,133
Magenta Therapeutics Inc.(a)(b)	21,012	25,214
MannKind Corp.(a)	310,899	1,184,525
Marker Therapeutics Inc.(a)(b)	114,202	37,687
Matinas BioPharma Holdings Inc.(a)(b)	261,170	206,324
MediciNova Inc.(a)(b)	31,778	80,398
Security	Shares	Value

Biotechnology (continued)
MEI Pharma Inc.(a)(b)	204,999	$124,024
Merrimack Pharmaceuticals Inc.(a)	10,578	62,939
Mersana Therapeutics Inc.(a)	85,174	393,504
MiMedx Group Inc.(a)	89,545	310,721
Minerva Neurosciences Inc., NVS(b)	2,258	7,474
Miragen Therapeutics Inc., NVS(a)(c)	119	—
Mirati Therapeutics Inc.(a)	56,353	3,782,977
Mirum Pharmaceuticals Inc.(a)	16,627	323,561
Moderna Inc.(a)(b)	369,666	52,806,788
Molecular Templates Inc.(a)	65,468	59,681
Moleculin Biotech Inc.(a)	7,857	11,393
Monte Rosa Therapeutics Inc.(a)(b)	30,456	294,510
Morphic Holding Inc.(a)	28,494	618,320
Mustang Bio Inc.(a)	106,811	62,484
Myovant Sciences Ltd.(a)(b)	42,362	526,560
Myriad Genetics Inc.(a)	79,325	1,441,335
NanoViricides Inc.(a)	1,651	3,104
Natera Inc.(a)	107,397	3,806,150
Navidea Biopharmaceuticals Inc.(a)	8,131	5,854
Neoleukin Therapeutics Inc.(a)	54,921	56,569
NeuBase Therapeutics Inc.(a)	7,695	8,080
Neurocrine Biosciences Inc.(a)	106,315	10,363,586
NextCure Inc.(a)(b)	21,053	98,949
NightHawk Biosciences Inc.(a)(b)	12,891	32,872
Nkarta Inc.(a)	33,444	412,030
Novavax Inc.(a)(b)	79,478	4,087,554
Nurix Therapeutics Inc.(a)(b)	47,817	605,841
Nuvalent Inc., Class A(a)(b)	26,550	360,018
Ocugen Inc.(a)(b)	186,010	422,243
Olema Pharmaceuticals Inc.(a)(b)	41,821	170,211
OncoSec Medical Inc.(a)(b)	1,207	895
Oncternal Therapeutics Inc.(a)(b)	100,103	111,114
OpGen Inc.(a)	1	1
Oragenics Inc.(a)	64,208	22,254
Organogenesis Holdings Inc., Class A(a)	66,466	324,354
Organovo Holdings Inc.(a)(b)	5,624	9,954
Orgenesis Inc.(a)(b)	12,442	30,110
ORIC Pharmaceuticals Inc.(a)(b)	58,162	260,566
Ovid therapeutics Inc.(a)(b)	38,414	82,590
Oyster Point Pharma Inc.(a)	6,828	29,565
Palatin Technologies Inc.(a)(b)	147,210	41,307
Passage Bio Inc.(a)	26,773	63,184
PDL BioPharma Inc.(a)(c)	135,868	129,822
PDS Biotechnology Corp.(a)(b)	16,254	59,327
PhaseBio Pharmaceuticals Inc.(a)(b)	49,788	29,868
Phio Pharmaceuticals Corp.(a)	7	5
Pieris Pharmaceuticals Inc.(a)(b)	117,760	220,211
Plus Therapeutics Inc.(a)	9	5
PMV Pharmaceuticals Inc.(a)	47,873	682,190
Point Biopharma Global Inc.(a)(b)	103,635	705,754
PolarityTE Inc.(a)	1,977	2,867
Praxis Precision Medicines Inc.(a)(b)	69,078	169,241
Precigen Inc.(a)(b)	115,626	154,939
Precision BioSciences Inc.(a)(b)	86,919	139,070
Prelude Therapeutics Inc.(a)(b)	13,279	69,316
Protagonist Therapeutics Inc.(a)(b)	53,390	422,315
Protara Therapeutics Inc.(a)	3,853	11,289
Prothena Corp. PLC(a)(b)	44,424	1,206,112
PTC Therapeutics Inc.(a)(b)	79,997	3,204,680
Puma Biotechnology Inc.(a)	32,530	92,710

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Qualigen Therapeutics Inc.(a)	578	$329
Radius Health Inc.(a)	47,703	494,680
RAPT Therapeutics Inc.(a)	32,748	597,651
Recursion Pharmaceuticals Inc., Class A(a)(b)	33,322	271,241
Regeneron Pharmaceuticals Inc.(a)	116,276	68,734,232
REGENXBIO Inc.(a)	56,175	1,387,522
Regulus Therapeutics Inc., NVS	21,304	44,099
Relay Therapeutics Inc.(a)(b)	86,298	1,445,491
Replimune Group Inc.(a)	31,016	542,160
REVOLUTION Medicines Inc.(a)	83,595	1,629,267
Rexahn Pharmaceuticals Inc., NVS(a)(c)	266	59
Rhythm Pharmaceuticals Inc.(a)(b)	41,102	170,573
Rigel Pharmaceuticals Inc.(a)(b)	224,068	253,197
Rocket Pharmaceuticals Inc.(a)(b)	42,827	589,300
Rubius Therapeutics Inc.(a)	76,593	65,158
Sage Therapeutics Inc.(a)	56,263	1,817,295
Salarius Pharmaceuticals Inc.(a)	802	168
Sana Biotechnology Inc.(a)(b)	88,377	568,264
Sangamo Therapeutics Inc.(a)	122,583	507,494
Sarepta Therapeutics Inc.(a)	98,990	7,420,290
Savara Inc.(a)(b)	31,253	47,505
Scholar Rock Holding Corp.(a)(b)	30,420	167,006
Seagen Inc.(a)(b)	144,110	25,498,823
Selecta Biosciences Inc.(a)(b)	232,637	304,754
SELLAS Life Sciences Group Inc.(a)	2	4
Seres Therapeutics Inc.(a)	60,630	207,961
Sesen Bio Inc.(a)(b)	180,786	146,509
Shattuck Labs Inc.(a)	21,768	88,378
Silverback Therapeutics Inc.(a)	23,696	100,471
Soleno Therapeutics Inc.(a)	600	111
Solid Biosciences Inc.(a)(b)	68,291	42,040
Soligenix Inc.(a)(b)	18,088	10,853
Sonnet BioTherapeutics Holdings Inc.(a)	39	11
Sorrento Therapeutics Inc.(a)(b)	374,856	753,461
Spectrum Pharmaceuticals Inc.(a)	155,036	120,928
Spero Therapeutics Inc.(a)	39,734	29,443
SpringWorks Therapeutics Inc.(a)(b)	26,546	653,563
Statera Biopharma Inc.(a)(b)	113,817	32,438
Stoke Therapeutics Inc.(a)	24,360	321,796
Sutro Biopharma Inc.(a)	76,045	396,194
Syndax Pharmaceuticals Inc.(a)(b)	51,025	981,721
Synlogic Inc.(a)	3,734	4,294
Synthetic Biologics Inc.(a)	1,090	233
Syros Pharmaceuticals Inc.(a)(b)	103,760	99,890
T2 Biosystems Inc.(a)(b)	77,616	12,535
Tango Therapeutics Inc.(a)(b)	68,328	309,526
Taysha Gene Therapies Inc.(a)(b)	47,699	177,440
TCR2 Therapeutics Inc.(a)(b)	38,494	111,633
Tempest Therapeutics Inc.(a)	88	187
Tenax Therapeutics Inc.(a)	627	188
TG Therapeutics Inc.(a)	158,061	671,759
Tonix Pharmaceuticals Holding Corp.(a)	41,415	65,436
Tracon Pharmaceuticals Inc.(a)	7,042	14,084
Travere Therapeutics Inc.(a)(b)	67,850	1,644,005
Trevena Inc.(a)(b)	108,904	45,086
Turning Point Therapeutics Inc.(a)	49,674	3,737,968
Twist Bioscience Corp.(a)	56,484	1,974,681
Tyme Technologies Inc.(a)	270,920	75,858
Ultragenyx Pharmaceutical Inc.(a)(b)	68,964	4,114,392
uniQure NV(a)	40,318	751,528
Security	Shares	Value

Biotechnology (continued)
United Therapeutics Corp.(a)	48,021	$11,315,668
Vaccinex Inc.(a)(b)	2,566	2,771
Vanda Pharmaceuticals Inc.(a)	69,014	752,253
Vaxart Inc.(a)(b)	127,400	445,900
Vaxcyte Inc.(a)	61,639	1,341,265
VBI Vaccines Inc.(a)(b)	321,382	259,837
Veracyte Inc.(a)	80,817	1,608,258
Verastem Inc.(a)(b)	132,889	154,151
Vericel Corp.(a)	48,701	1,226,291
Vertex Pharmaceuticals Inc.(a)	275,773	77,710,074
Verve Therapeutics Inc.(a)	19,389	296,264
Viking Therapeutics Inc.(a)(b)	87,699	253,450
Vir Biotechnology Inc.(a)	89,166	2,271,058
Viracta Therapeutics Inc.(a)(b)	3,227	12,521
Viridian Therapeutics Inc.(a)(b)	10,067	116,475
VistaGen Therapeutics Inc.(a)(b)	193,939	170,666
Vor BioPharma Inc.(a)(b)	22,830	113,465
Voyager Therapeutics Inc.(a)(b)	30,225	178,630
vTv Therapeutics Inc., Class A(a)(b)	9,456	7,092
Vyant Bio Inc.(a)	257	234
X4 Pharmaceuticals Inc.(a)(b)	5,997	5,787
XBiotech Inc.	9,415	53,006
Xencor Inc.(a)	61,016	1,670,008
XOMA Corp.(a)(b)	9,716	216,472
Yield10 Bioscience Inc.(a)	7	16
Y-mAbs Therapeutics Inc.(a)(b)	31,872	482,223
Yumanity Therapeutics Inc.(a)(b)	330	601
Zentalis Pharmaceuticals Inc.(a)	38,622	1,085,278
		1,092,845,291
Building Products — 0.6%
A O Smith Corp.	142,759	7,806,062
AAON Inc.	40,744	2,231,140
Advanced Drainage Systems Inc.	58,648	5,282,425
Allegion PLC	90,368	8,847,027
Alpha Pro Tech Ltd.(a)(b)	18,693	83,371
American Woodmark Corp.(a)	18,992	854,830
Apogee Enterprises Inc.	27,895	1,094,042
Armstrong World Industries Inc.	47,696	3,575,292
AZEK Co. Inc. (The)(a)	118,927	1,990,838
Builders FirstSource Inc.(a)(b)	185,823	9,978,695
Carlisle Companies Inc.	56,926	13,583,113
Carrier Global Corp.	906,667	32,331,745
Cornerstone Building Brands Inc.(a)	71,177	1,743,125
CSW Industrials Inc.	19,391	1,997,855
Fortune Brands Home & Security Inc.	144,967	8,680,624
Gibraltar Industries Inc.(a)	40,063	1,552,441
Griffon Corp.	47,937	1,343,674
Hayward Holdings Inc.(a)	45,536	655,263
Insteel Industries Inc.	29,636	997,844
Janus International Group Inc.(a)(b)	70,699	638,412
JELD-WEN Holding Inc.(a)	87,287	1,273,517
Jewett-Cameron Trading Co. Ltd.(a)	566	3,566
Johnson Controls International PLC	743,920	35,618,890
Lennox International Inc.	37,286	7,702,915
Masco Corp.	245,810	12,437,986
Masonite International Corp.(a)	29,393	2,258,264
Owens Corning	105,849	7,865,639
PGT Innovations Inc.(a)	79,375	1,320,800
Quanex Building Products Corp.	38,179	868,572
Resideo Technologies Inc.(a)	153,654	2,983,961

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Simpson Manufacturing Co. Inc.	48,523	$4,881,899
Tecnoglass Inc.	40,460	710,073
Trane Technologies PLC	253,445	32,914,902
Trex Co. Inc.(a)	123,918	6,743,618
UFP Industries Inc.	69,446	4,732,051
View Inc.(a)(b)	99,048	160,458
Zurn Water Solutions Corp.	135,283	3,685,109
		231,430,038
Capital Markets — 3.0%
Affiliated Managers Group Inc.	39,502	4,605,933
Ameriprise Financial Inc.	117,443	27,913,852
Ares Management Corp., Class A	189,890	10,797,145
Artisan Partners Asset Management Inc., Class A	71,113	2,529,489
Ashford Inc.(a)	329	4,596
Assetmark Financial Holdings Inc.(a)(b)	22,687	425,835
Associated Capital Group Inc., Class A(b)	1,422	50,950
B. Riley Financial Inc.	18,277	772,203
Bank of New York Mellon Corp. (The)	809,351	33,758,030
BGC Partners Inc., Class A	447,413	1,507,782
BlackRock Inc.(d)	153,411	93,433,435
Blackstone Inc., NVS	754,654	68,847,084
Blucora Inc.(a)	57,361	1,058,884
Blue Owl Capital Inc.	415,649	4,168,959
BrightSphere Investment Group Inc.	55,609	1,001,518
Carlyle Group Inc. (The)	147,714	4,676,625
Cboe Global Markets Inc.	116,223	13,155,281
Charles Schwab Corp. (The)	1,622,945	102,537,665
CME Group Inc.	386,913	79,201,091
Cohen & Co. Inc.	735	7,909
Cohen & Steers Inc.	32,309	2,054,529
Coinbase Global Inc., Class A(a)(b)	32,563	1,531,112
Cowen Inc., Class A	28,579	677,037
Diamond Hill Investment Group Inc.	2,611	453,374
Donnelley Financial Solutions Inc.(a)	28,831	844,460
Evercore Inc., Class A	48,476	4,537,838
FactSet Research Systems Inc.	40,675	15,642,385
Federated Hermes Inc.	98,059	3,117,296
Focus Financial Partners Inc., Class A(a)(b)	76,484	2,605,045
Forge Global Holdings Inc., NVS(b)	109,094	1,135,669
Franklin Resources Inc.	301,522	7,028,478
GAMCO Investors Inc., Class A	8,714	182,123
GCM Grosvenor Inc., Class A	68,906	472,006
Goldman Sachs Group Inc. (The)	369,566	109,768,493
Greenhill & Co.Inc.	29,365	270,745
Hamilton Lane Inc., Class A	42,183	2,833,854
Hennessy Advisors Inc.	6,335	66,137
Houlihan Lokey Inc.	56,893	4,490,564
Interactive Brokers Group Inc., Class A	103,371	5,686,439
Intercontinental Exchange Inc.	600,111	56,434,438
Invesco Ltd.	357,311	5,763,426
Janus Henderson Group PLC	175,485	4,125,652
Jefferies Financial Group Inc.	211,231	5,834,200
KKR & Co. Inc.	634,621	29,376,606
Lazard Ltd., Class A	124,421	4,032,485
LPL Financial Holdings Inc.(b)	85,670	15,804,402
Manning & Napier Inc.	22,782	284,092
MarketAxess Holdings Inc.	40,319	10,322,067
Moelis & Co., Class A	66,014	2,597,651
Moody’s Corp.	173,241	47,116,355
Morgan Stanley	1,511,575	114,970,395
Security	Shares	Value

Capital Markets (continued)
Morningstar Inc.	23,508	$5,684,940
MSCI Inc.	87,630	36,116,705
Nasdaq Inc.	124,401	18,976,129
Northern Trust Corp.	227,016	21,902,504
Open Lending Corp., Class A(a)(b)	105,284	1,077,055
Oppenheimer Holdings Inc., Class A, NVS	9,847	325,345
P10 Inc.(b)	74,745	831,164
Perella Weinberg Partners(b)	70,743	412,432
Piper Sandler Cos.	18,713	2,121,306
PJT Partners Inc., Class A(b)	31,522	2,215,366
Pzena Investment Management Inc., Class A	18,710	123,299
Raymond James Financial Inc.	209,510	18,732,289
S&P Global Inc.(b)	373,217	125,796,522
Safeguard Scientifics Inc.(a)(b)	11,753	43,839
Sculptor Capital Management Inc.	28,412	237,240
SEI Investments Co.	105,185	5,682,094
Siebert Financial Corp.(a)(b)	48,446	75,091
Silvercrest Asset Management Group Inc., Class A	9,140	149,987
State Street Corp.	402,532	24,816,098
StepStone Group Inc., Class A	47,525	1,237,076
Stifel Financial Corp.	116,292	6,514,678
StoneX Group Inc.(a)	18,748	1,463,656
T Rowe Price Group Inc.	245,701	27,914,091
TPG Inc.(b)	37,335	892,680
Tradeweb Markets Inc., Class A(b)	122,385	8,352,776
U.S. Global Investors Inc., Class A, NVS.	19,747	86,492
Value Line Inc.	194	12,814
Victory Capital Holdings Inc., Class A	28,905	696,611
Virtu Financial Inc., Class A	97,885	2,291,488
Virtus Investment Partners Inc.	8,642	1,477,955
Westwood Holdings Group Inc.	9,485	130,893
WisdomTree Investments Inc.	89,070	451,585
		1,227,355,819
Chemicals — 1.8%
Advanced Emissions Solutions Inc.(a)	55,341	259,549
AdvanSix Inc.	29,801	996,545
AgroFresh Solutions Inc.(a)	28,606	51,205
Air Products and Chemicals Inc.	238,959	57,464,860
Albemarle Corp.	126,616	26,460,212
American Vanguard Corp.	28,577	638,696
Amyris Inc.(a)(b)	201,252	372,316
Ashland Global Holdings Inc.	50,820	5,237,001
Aspen Aerogels Inc.(a)	26,771	264,498
Avient Corp.	99,679	3,995,134
Axalta Coating Systems Ltd.(a)(b)	231,473	5,117,868
Balchem Corp.	38,024	4,933,234
Cabot Corp.	55,024	3,509,981
Celanese Corp.	117,293	13,794,830
CF Industries Holdings Inc.	222,706	19,092,585
Chase Corp.	9,426	733,437
Chemours Co. (The)	177,121	5,671,414
Core Molding Technologies Inc.(a)	9,431	86,671
Corteva Inc.	779,723	42,214,203
Danimer Scientific Inc.(a)(b)	76,916	350,737
Diversey Holdings Ltd.(a)(b)	50,600	333,960
Dow Inc.	786,853	40,609,483
DuPont de Nemours Inc.	547,408	30,424,937
Eastman Chemical Co.	142,507	12,792,853
Ecolab Inc.	268,818	41,333,456
Ecovyst Inc.	39,650	390,553

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Element Solutions Inc.	224,410	$3,994,498
Flotek Industries Inc.(a)(b)	68,853	68,302
FMC Corp.	137,810	14,747,048
FutureFuel Corp.	23,203	168,918
GCP Applied Technologies Inc.(a)	65,333	2,043,616
Ginkgo Bioworks Holdings Inc.(a)(b)	929,609	2,212,469
Hawkins Inc.	19,524	703,450
HB Fuller Co.	61,706	3,715,318
Huntsman Corp.(b)	202,950	5,753,633
Ikonics Corp., NVS	237	924
Ingevity Corp.(a)	47,939	3,026,868
Innospec Inc.	28,364	2,716,988
International Flavors & Fragrances Inc.	275,070	32,766,338
Intrepid Potash Inc.(a)	11,958	541,578
Koppers Holdings Inc.	19,699	445,985
Kronos Worldwide Inc.	21,812	401,341
Linde PLC	541,775	155,776,566
Livent Corp.(a)	173,248	3,930,997
LSB Industries Inc.(a)(b)	30,291	419,833
LyondellBasell Industries NV, Class A	280,801	24,558,856
Marrone Bio Innovations Inc.(a)	22,166	25,713
Minerals Technologies Inc.	38,526	2,363,185
Mosaic Co. (The)	383,121	18,094,805
NewMarket Corp.	6,224	1,873,175
Northern Technologies International Corp.	1,726	16,138
Olin Corp.	145,787	6,747,022
Origin Materials Inc.(a)(b)	137,488	703,939
Orion Engineered Carbons SA	66,642	1,034,950
PPG Industries Inc.	255,507	29,214,670
PureCycle Technologies Inc.(a)	79,480	589,742
Quaker Chemical Corp.(b)	16,980	2,538,850
Rayonier Advanced Materials Inc.(a)	55,445	145,266
RPM International Inc.	143,236	11,275,538
Schweitzer-Mauduit International Inc.	29,828	749,279
Scotts Miracle-Gro Co. (The)	41,921	3,311,340
Sensient Technologies Corp.	48,418	3,900,554
Sherwin-Williams Co. (The)	255,529	57,215,498
Stepan Co.(b)	26,865	2,722,768
Tredegar Corp.	28,511	285,110
Trinseo PLC	36,508	1,404,098
Tronox Holdings PLC, Class A	109,180	1,834,224
Valvoline Inc.	205,221	5,916,521
Westlake Corp.(b)	39,478	3,869,634
Zymergen Inc.(a)	27,886	34,300
		730,990,063
Commercial Services & Supplies — 0.6%
ABM Industries Inc.	75,662	3,285,244
ACCO Brands Corp.	107,799	703,927
Acme United Corp.	740	23,436
ACV Auctions Inc., Class A(a)(b)	103,307	675,628
Aqua Metals Inc.(a)(b)	57,899	46,875
ARC Document Solutions Inc.	39,220	103,149
Aris Water Solution Inc., Class A	42,813	714,121
Aurora Innovation Inc., Class A(a)(b)	268,509	512,852
Brady Corp., Class A, NVS	48,587	2,295,250
Brink’s Co. (The)	44,144	2,679,982
Casella Waste Systems Inc., Class A(a)	55,349	4,022,765
CECO Environmental Corp.(a)(b)	28,982	173,312
Charah Solutions Inc.(a)(b)	9,313	34,831
Cimpress PLC(a)	19,580	761,662
Security	Shares	Value

Commercial Services & Supplies (continued)
Cintas Corp.	94,198	$35,185,779
Clean Harbors Inc.(a)	57,782	5,065,748
CompX International Inc.	257	5,960
Copart Inc.(a)	229,531	24,940,838
CoreCivic Inc.(a)	145,447	1,615,916
Deluxe Corp.	49,182	1,065,774
Driven Brands Holdings Inc.(a)	68,371	1,882,937
DSS Inc.(a)(b)	99,463	34,941
Ennis Inc.	28,600	578,578
Fuel Tech Inc.(a)	19,394	24,049
GEO Group Inc. (The)(a)	108,883	718,628
Harsco Corp.(a)	87,379	621,265
Healthcare Services Group Inc.	78,208	1,361,601
Heritage-Crystal Clean Inc.(a)	18,773	506,120
HNI Corp.	48,274	1,674,625
IAA Inc.(a)	145,482	4,767,445
Interface Inc.	58,101	728,587
JanOne Inc.(a)	173	446
KAR Auction Services Inc.(a)(b)	145,482	2,148,769
Kimball International Inc., Class B	64,747	496,609
Matthews International Corp., Class A	39,256	1,125,470
MillerKnoll Inc.	74,931	1,968,437
Montrose Environmental Group Inc.(a)(b)	28,305	955,577
MSA Safety Inc.	37,996	4,600,176
NL Industries Inc.	9,808	96,805
Odyssey Marine Exploration Inc.(a)	9,092	31,004
Performant Financial Corp.(a)(b)	39,081	102,783
Perma-Fix Environmental Services Inc.(a)	10,459	54,282
Pitney Bowes Inc.	79,268	286,950
Quad/Graphics Inc.(a)(b)	28,370	78,017
Quest Resource Holding Corp.(a)	10,169	41,591
Republic Services Inc.	226,139	29,594,811
Rollins Inc.	243,939	8,518,350
SP Plus Corp.(a)	19,367	594,954
Steelcase Inc., Class A	96,515	1,035,606
Stericycle Inc.(a)	95,133	4,171,582
Team Inc.(a)(b)	29,447	21,888
Tetra Tech Inc.	59,023	8,059,591
UniFirst Corp./MA	15,782	2,717,345
Viad Corp.(a)	19,642	542,316
Virco Mfg. Corp.(a)	9,494	36,552
VSE Corp.	9,515	357,574
Waste Management Inc.	410,575	62,809,763
Wilhelmina International Inc.(a)	303	1,364
		227,260,437
Communications Equipment — 0.8%
ADTRAN Inc.	49,294	864,124
Applied Optoelectronics Inc.(a)(b)	22,348	34,639
Arista Networks Inc.(a)	238,762	22,381,550
Aviat Networks Inc.(a)(b)	14,922	373,647
BK Technologies Corp.	18,015	47,740
Calix Inc.(a)	71,067	2,426,227
Cambium Networks Corp.(a)	9,986	146,295
Casa Systems Inc.(a)(b)	29,809	117,149
Ciena Corp.(a)	172,124	7,866,067
Cisco Systems Inc.	4,470,350	190,615,724
Clearfield Inc.(a)(b)	10,345	640,873
ClearOne Inc.(a)(b)	10,290	5,558
CommScope Holding Co. Inc.(a)	211,283	1,293,052
Comtech Telecommunications Corp.	27,605	250,377

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Digi International Inc.(a)	28,586	$692,353
DZS Inc.(a)(b)	11,293	183,737
EMCORE Corp.(a)(b)	25,415	78,024
Extreme Networks Inc.(a)	95,655	853,243
F5 Inc.(a)	66,605	10,193,229
Genasys Inc.(a)(b)	30,075	97,744
Harmonic Inc.(a)	133,658	1,158,815
Infinera Corp.(a)(b)	263,506	1,412,392
Inseego Corp.(a)(b)	81,396	153,838
Juniper Networks Inc.	338,229	9,639,527
KVH Industries Inc.(a)(b)	18,696	162,655
Lantronix Inc.(a)(b)	9,620	51,756
Lumentum Holdings Inc.(a)(b)	74,500	5,916,790
Motorola Solutions Inc.	178,824	37,481,510
NETGEAR Inc.(a)	38,044	704,575
NetScout Systems Inc.(a)(b)	75,896	2,569,080
Network-1 Technologies Inc.	10,579	25,390
Optical Cable Corp.(a)	10,524	37,992
PCTEL Inc.	13,238	54,143
Plantronics Inc.(a)	40,525	1,608,032
Ribbon Communications Inc.(a)	97,382	296,041
TESSCO Technologies Inc.(a)	9,020	53,308
Ubiquiti Inc.(b)	5,967	1,481,069
Viasat Inc.(a)(b)	88,337	2,705,762
Viavi Solutions Inc.(a)	244,236	3,231,242
Vislink Technologies Inc.(a)(b)	4	2
		307,905,271
Construction & Engineering — 0.2%
AECOM	148,420	9,679,952
Ameresco Inc., Class A(a)(b)	35,567	1,620,433
API Group Corp.(a)	225,001	3,368,265
Arcosa Inc.	50,396	2,339,886
Argan Inc.	12,702	474,039
Comfort Systems USA Inc.	38,495	3,200,859
Concrete Pumping Holdings Inc.(a)(b)	12,268	74,344
Construction Partners Inc., Class A(a)(b)	49,679	1,040,278
Dycom Industries Inc.(a)	30,928	2,877,541
EMCOR Group Inc.	52,118	5,366,069
Fluor Corp.(a)	153,993	3,748,190
Granite Construction Inc.	47,643	1,388,317
Great Lakes Dredge & Dock Corp.(a)	58,696	769,505
Infrastructure and Energy Alternatives Inc.(a)	28,384	227,924
INNOVATE Corp.(a)(b)	42,292	73,165
Limbach Holdings Inc.(a)	7,451	39,788
MasTec Inc.(a)	57,455	4,117,225
Matrix Service Co.(a)	29,007	146,775
MDU Resources Group Inc.	231,843	6,257,443
MYR Group Inc.(a)	19,741	1,739,774
Northwest Pipe Co.(a)	10,615	317,813
NV5 Global Inc.(a)(b)	13,342	1,557,545
Orbital Energy Group Inc.(a)(b)	46,603	29,351
Orion Group Holdings Inc.(a)(b)	29,208	66,594
Primoris Services Corp.	64,399	1,401,322
Quanta Services Inc.	154,185	19,325,548
Sterling Construction Co Inc(a)	21,357	468,146
Tutor Perini Corp.(a)	39,619	347,855
Valmont Industries Inc.	22,210	4,989,032
WillScot Mobile Mini Holdings Corp.(a)	242,002	7,845,705
		84,898,683
Security	Shares	Value

Construction Materials — 0.1%
Eagle Materials Inc.	41,505	$4,563,060
Martin Marietta Materials Inc.	67,227	20,117,007
Summit Materials Inc., Class A(a)(b)	127,433	2,967,915
United States Lime & Minerals Inc	502	53,011
Vulcan Materials Co.	144,698	20,561,586
		48,262,579
Consumer Finance — 0.6%
Ally Financial Inc.	347,792	11,654,510
American Express Co.	659,046	91,356,957
Atlanticus Holdings Corp.(a)(b)	8,892	312,732
Capital One Financial Corp.	423,297	44,103,314
Consumer Portfolio Services Inc.(a)(b)	19,663	201,546
Credit Acceptance Corp.(a)(b)	8,016	3,794,855
Curo Group Holdings Corp.	37,296	206,247
Discover Financial Services	302,272	28,588,886
Encore Capital Group Inc.(a)(b)	25,506	1,473,482
Enova International Inc.(a)	32,014	922,643
EZCORP Inc., Class A, NVS(a)	57,862	434,544
FirstCash Holdings Inc.	47,661	3,312,916
Green Dot Corp., Class A(a)	39,318	987,275
Katapult Holdings Inc.(a)(b)	153,140	163,860
LendingClub Corp.(a)	97,876	1,144,170
LendingTree Inc.(a)(b)	11,294	494,903
Navient Corp.	177,355	2,481,196
Nelnet Inc., Class A	17,211	1,467,238
Nicholas Financial Inc.(a)	10,335	96,322
OneMain Holdings Inc.	119,038	4,449,640
Oportun Financial Corp.(a)	11,081	91,640
PRA Group Inc.(a)	27,350	994,446
PROG Holdings Inc.(a)	74,861	1,235,206
Regional Management Corp.	10,739	401,316
SLM Corp.	289,835	4,619,970
SoFi Technologies Inc.(a)(b)	833,854	4,394,411
Synchrony Financial	552,249	15,253,117
Upstart Holdings Inc.(a)(b)	49,295	1,558,708
World Acceptance Corp.(a)	6,376	715,642
		226,911,692
Containers & Packaging — 0.4%
Amcor PLC.	1,641,944	20,409,364
AptarGroup Inc.	67,074	6,922,707
Avery Dennison Corp.	90,141	14,591,124
Ball Corp.	348,278	23,951,078
Berry Global Group Inc.(a)(b)	144,916	7,918,210
Crown Holdings Inc.	127,974	11,795,364
Cryptyde Inc.(a)	21,331	43,302
Graphic Packaging Holding Co.	322,144	6,603,952
Greif Inc., Class A, NVS	28,908	1,803,281
Greif Inc., Class B	9,647	600,912
International Paper Co.	400,469	16,751,618
Myers Industries Inc.	29,082	661,034
O-I Glass Inc.(a)	175,243	2,453,402
Packaging Corp. of America	100,403	13,805,412
Pactiv Evergreen Inc.	46,735	465,481
Ranpak Holdings Corp.(a)(b)	39,853	278,971
Sealed Air Corp.	156,455	9,030,583
Silgan Holdings Inc.	84,714	3,502,924
Sonoco Products Co.	108,075	6,164,598
TriMas Corp.	48,422	1,340,805

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Westrock Co.	283,490	$11,294,242
		160,388,364
Distributors — 0.1%
AMCON Distributing Co.(b)	55	8,965
Educational Development Corp.	1,390	5,866
Funko Inc., Class A(a)	18,973	423,477
Genuine Parts Co.	155,526	20,684,958
Greenlane Holdings Inc., Class A(a)(b)	7,747	1,522
LKQ Corp.	288,488	14,161,876
Pool Corp.	44,689	15,696,117
Weyco Group Inc.	9,042	221,077
		51,203,858
Diversified Consumer Services — 0.1%
2U Inc.(a)	87,172	912,691
ADT Inc.	293,408	1,804,459
Adtalem Global Education Inc.(a)(b)	58,492	2,103,957
American Public Education Inc.(a)	19,161	309,642
Beachbody Co. Inc. (The)(a)(b)	157,749	189,299
Bright Horizons Family Solutions Inc.(a)	65,933	5,572,657
Carriage Services Inc.	19,202	761,359
Chegg Inc.(a)(b)	151,933	2,853,302
Coursera Inc.(a)(b)	86,009	1,219,608
Duolingo Inc, Class A(a)(b)	21,773	1,906,226
European Wax Center Inc., Class A	37,505	660,838
frontdoor Inc.(a)(b)	94,638	2,278,883
Graham Holdings Co., Class B	5,273	2,988,947
Grand Canyon Education Inc.(a)	35,070	3,303,243
H&R Block Inc.	182,066	6,430,571
Laureate Education Inc., Class A	188,623	2,182,368
Lincoln Educational Services Corp.(a)(b)	28,929	182,542
Mister Car Wash Inc.(a)(b)	52,255	568,534
OneSpaWorld Holdings Ltd.(a)	41,088	294,601
Perdoceo Education Corp.(a)	68,409	805,858
PowerSchool Holdings Inc., Class A(a)(b)	42,086	507,136
Regis Corp.(a)(b)	39,026	42,148
Rover Group Inc.(a)(b)	80,374	302,206
Service Corp. International	168,295	11,632,550
Strategic Education Inc.	26,234	1,851,596
Stride Inc.(a)	48,864	1,993,163
Terminix Global Holdings Inc.(a)	123,265	5,010,722
Universal Technical Institute Inc.(a)	19,759	140,882
Vivint Smart Home Inc.(a)(b)	42,149	146,679
WW International Inc.(a)(b)	56,807	362,997
XpresSpa Group Inc.(a)(b)	74,108	51,172
Zovio Inc.(a)	19,309	18,732
		59,389,568
Diversified Financial Services — 1.4%
Acacia Research Corp.(a)(b)	31,856	160,554
Alerus Financial Corp.	18,238	434,247
A-Mark Precious Metals Inc.	21,952	707,952
Apollo Global Management Inc.	409,217	19,838,840
Berkshire Hathaway Inc., Class B(a)	1,949,979	532,383,266
Cannae Holdings Inc.(a)	87,640	1,694,958
Equitable Holdings Inc.	381,141	9,936,346
FlexShopper Inc.(a)(b)	10,429	9,383
Jackson Financial Inc., Class A	90,219	2,413,358
LM Funding America Inc.(a)	2,949	2,403
Voya Financial Inc.	108,222	6,442,456
		574,023,763
Security	Shares	Value

Diversified Telecommunication Services — 1.1%
Anterix Inc.(a)	28,677	$1,177,764
AST SpaceMobile Inc.(a)(b)	85,716	538,296
AT&T Inc.	7,704,072	161,477,349
ATN International Inc.	9,899	464,362
Bandwidth Inc., Class A(a)(b)	30,252	569,343
Charge Enterprises Inc.(a)(b)	156,888	748,356
Cogent Communications Holdings Inc.	39,841	2,420,739
Consolidated Communications Holdings Inc.(a)	78,404	548,828
EchoStar Corp., Class A(a)(b)	48,559	937,189
Frontier Communications Parent Inc.(a)(b)	222,594	5,239,863
Globalstar Inc.(a)(b)	669,713	823,747
IDT Corp., Class B(a)	16,878	424,482
Iridium Communications Inc.(a)	129,604	4,867,926
Liberty Global PLC, Class A(a)(b)	188,199	3,961,589
Liberty Global PLC, Class C, NVS(a)(b)	320,364	7,076,841
Liberty Latin America Ltd., Class A(a)	57,390	447,642
Liberty Latin America Ltd., Class C, NVS(a)	163,215	1,271,445
Lumen Technologies Inc.	997,117	10,878,546
Ooma Inc.(a)	20,073	237,664
Radius Global Infrastructure Inc., Class A(a)(b)	100,430	1,532,562
Verizon Communications Inc.	4,519,263	229,352,597
		434,997,130
Electric Utilities — 1.8%
ALLETE Inc.	56,044	3,294,266
Alliant Energy Corp.	275,073	16,122,029
American Electric Power Co. Inc.	552,724	53,028,341
Avangrid Inc.	79,206	3,652,981
Constellation Energy Corp.	348,751	19,969,482
Duke Energy Corp.	828,324	88,804,616
Edison International	405,773	25,661,084
Entergy Corp.	219,243	24,695,531
Evergy Inc.	250,357	16,335,794
Eversource Energy	371,497	31,380,352
Exelon Corp.	1,046,254	47,416,231
FirstEnergy Corp.	615,867	23,643,134
Genie Energy Ltd., Class B	19,304	176,825
Hawaiian Electric Industries Inc.	116,082	4,747,754
IDACORP Inc.	56,591	5,994,119
MGE Energy Inc.	37,120	2,889,050
NextEra Energy Inc.	2,117,457	164,018,219
NRG Energy Inc.	262,126	10,005,349
OGE Energy Corp.	216,568	8,350,862
Otter Tail Corp.	49,494	3,322,532
PG&E Corp.(a)(b)	1,599,399	15,962,002
Pinnacle West Capital Corp.	125,166	9,152,138
PNM Resources Inc.	86,925	4,153,276
Portland General Electric Co.	96,575	4,667,470
PPL Corp.	792,268	21,494,231
Southern Co. (The)	1,155,114	82,371,179
Via Renewables Inc.	18,498	141,695
Xcel Energy Inc.	591,596	41,861,333
		733,311,875
Electrical Equipment — 0.6%
Acuity Brands Inc.	35,836	5,520,177
Advent Technologies Holdings Inc.(a)(b)	81,319	204,924
Allied Motion Technologies Inc.	12,736	290,890
American Superconductor Corp.(a)(b)	48,141	249,370
AMETEK Inc.	246,041	27,037,445
Array Technologies Inc.(a)(b)	154,373	1,699,647
Atkore Inc.(a)	47,321	3,928,116

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
AZZ Inc.	19,890	$811,910
Babcock & Wilcox Enterprises Inc.(a)(b)	58,403	352,170
Beam Global(a)(b)	6,839	106,141
Blink Charging Co.(a)(b)	38,906	643,116
Bloom Energy Corp., Class A(a)(b)	177,107	2,922,265
Broadwind Inc.(a)(b)	19,322	31,688
Capstone Green Energy Corp.(a)	1,371	3,386
ChargePoint Holdings Inc., Class A(a)(b)	174,959	2,395,189
Eaton Corp. PLC	429,035	54,054,120
Emerson Electric Co.	640,295	50,929,064
Encore Wire Corp.	20,028	2,081,310
Energous Corp.(a)(b)	57,053	57,053
Energy Focus Inc.(a)(b)	19,257	25,034
Energy Vault Holdings Inc.(a)(b)	83,258	834,245
EnerSys	48,032	2,831,967
Enovix Corp.(a)(b)	104,577	931,781
Eos Energy Enterprises Inc.(a)(b)	41,151	49,793
Espey Manufacturing & Electronics Corp.(a)	612	8,715
FuelCell Energy Inc.(a)(b)	448,164	1,680,615
Generac Holdings Inc.(a)	68,307	14,384,088
GrafTech International Ltd.	180,918	1,279,090
Heliogen Inc.(a)(b)	226,443	477,795
Hubbell Inc.	57,756	10,314,066
Ideal Power Inc.(a)	636	7,785
LSI Industries Inc.	28,503	175,864
nVent Electric PLC.	185,781	5,820,519
Ocean Power Technologies Inc.(a)(b)	15	8
Orion Energy Systems Inc.(a)(b)	29,436	59,166
Pineapple Energy Inc, NVS	2,241	5,244
Pioneer Power Solutions Inc.	8,935	25,643
Plug Power Inc.(a)(b)	554,408	9,186,541
Powell Industries Inc.	9,652	225,567
Preformed Line Products Co.	650	39,975
Regal Rexnord Corp.	71,490	8,115,545
Rockwell Automation Inc.	124,863	24,886,445
Romeo Power Inc.(a)(b)	166,512	74,714
Sensata Technologies Holding PLC.	176,130	7,275,930
Servotronics Inc.(a)	113	1,271
SES AI Corp. , NVS(a)(b)	135,101	530,947
Shoals Technologies Group Inc., Class A(a)(b)	143,689	2,367,995
Stem Inc.(a)(b)	149,697	1,071,831
Sunrun Inc.(a)(b)	220,927	5,160,855
Sunworks Inc.(a)(b)	51,252	80,978
Thermon Group Holdings Inc.(a)	30,060	422,343
TPI Composites Inc.(a)	41,248	515,600
Ultralife Corp.(a)	9,933	45,195
Vertiv Holdings Co.(b)	318,925	2,621,564
Vicor Corp.(a)	26,572	1,454,286
Westwater Resources Inc.(a)	25,514	27,555
		256,334,536
Electronic Equipment, Instruments & Components — 0.8%
908 Devices Inc.(a)(b)	19,432	400,105
ADDvantage Technologies Group Inc.(a)(b)	8,914	11,143
Advanced Energy Industries Inc.	39,310	2,868,844
Aeva Technologies Inc.(a)(b)	97,998	306,734
AEye Inc.(a)(b)	271,268	518,122
Akoustis Technologies Inc.(a)(b)	56,587	209,372
Amphenol Corp., Class A	640,904	41,261,400
Arlo Technologies Inc.(a)	68,425	429,025
Arrow Electronics Inc.(a)	75,458	8,458,087
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Autoscope Technologies Corp.	9,059	$49,462
Avnet Inc.	96,391	4,133,246
Badger Meter Inc.	36,509	2,953,213
Bel Fuse Inc., Class A	246	5,358
Bel Fuse Inc., Class B, NVS.	10,647	165,667
Belden Inc.	47,863	2,549,662
Benchmark Electronics Inc.	49,422	1,114,960
CDW Corp./DE(b)	147,026	23,165,417
Cemtrex Inc.(a)	788	228
ClearSign Technologies Corp.(a)	7,733	9,357
Coda Octopus Group Inc.(a)(b)	48,011	240,055
Cognex Corp.	186,195	7,917,011
Coherent Inc.(a)	25,478	6,782,753
Corning Inc.	817,888	25,771,651
CPS Technologies Corp.(a)(b)	9,512	28,916
CTS Corp.	30,073	1,023,986
Daktronics Inc.(a)	39,146	117,829
Data I/O Corp.(a)	9,428	28,944
Digital Ally Inc.(a)(b)	31,671	25,052
Electro-Sensors Inc.(a)	222	1,341
ePlus Inc.(a)(b)	21,947	1,165,825
Fabrinet(a)	38,936	3,157,710
FARO Technologies Inc.(a)(b)	19,300	595,019
Frequency Electronics Inc.(a)	9,428	68,824
Identiv Inc.(a)	23,493	272,049
II-VI Inc.(a)(b)	116,281	5,924,517
Insight Enterprises Inc.(a)	38,875	3,354,135
IPG Photonics Corp.(a)	39,017	3,672,670
Iteris Inc.(a)(b)	28,973	83,732
Itron Inc.(a)	45,994	2,273,483
Jabil Inc.	156,061	7,991,884
Key Tronic Corp.(a)	9,869	43,522
Keysight Technologies Inc.(a)	195,130	26,898,670
Kimball Electronics Inc.(a)(b)	22,113	444,471
Knowles Corp.(a)	96,109	1,665,569
LGL Group Inc. (The)(a)	449	5,828
LightPath Technologies Inc., Class A(a)	10,537	12,961
Lightwave Logic Inc.(a)(b)	126,138	824,943
Littelfuse Inc.(b)	27,518	6,990,673
Luna Innovations Inc.(a)(b)	51,956	302,903
Methode Electronics Inc.	39,050	1,446,412
MicroVision Inc.(a)(b)	158,007	606,747
MICT Inc.(a)(b)	55,605	31,628
Mirion Technologies Inc.(a)(b)	116,421	670,585
Napco Security Technologies Inc.(a)(b)	25,797	531,160
National Instruments Corp.	146,773	4,583,721
Neonode Inc.(a)	2,003	10,255
nLight Inc.(a)	41,099	420,032
Novanta Inc.(a)(b)	38,258	4,639,548
OSI Systems Inc.(a)(b)	6,421	548,610
Ouster Inc.(a)(b)	85,015	137,724
PAR Technology Corp.(a)(b)	22,397	839,664
PC Connection Inc.	17,555	773,298
Plexus Corp.(a)	28,928	2,270,848
Powerfleet Inc.(a)(b)	19,266	41,807
Research Frontiers Inc.(a)(b)	19,585	34,078
RF Industries Ltd.(a)	9,435	58,497
Richardson Electronics Ltd.	10,406	152,552
Rogers Corp.(a)	19,581	5,131,984
Sanmina Corp.(a)	61,032	2,485,833

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
ScanSource Inc.(a)	29,017	$903,589
Schmitt Industries Inc.(a)	498	1,942
SigmaTron International Inc.(a)(b)	10,426	73,608
SmartRent Inc.(a)(b)	164,607	744,024
Taitron Components Inc., Class A	800	2,920
TD SYNNEX Corp.	46,100	4,199,710
TE Connectivity Ltd.	346,449	39,200,704
Teledyne Technologies Inc.(a)	50,364	18,892,040
Trimble Inc.(a)	271,455	15,806,825
TTM Technologies Inc.(a)	105,995	1,324,937
Universal Security Instruments Inc.(a)(b)	622	2,252
Velodyne Lidar Inc.(a)	217,039	207,316
Vishay Intertechnology Inc.	137,037	2,441,999
Vishay Precision Group Inc.(a)	10,477	305,195
Vontier Corp.	184,188	4,234,482
Wayside Technology Group Inc.	830	27,589
Wireless Telecom Group Inc.(a)	19,247	25,406
ZAGG Inc., NVS(a)(c)	23,161	2,084
Zebra Technologies Corp., Class A(a)	57,267	16,833,635
		326,941,568
Energy Equipment & Services — 0.4%
Archrock Inc.	145,923	1,206,783
Baker Hughes Co.	1,006,834	29,067,298
Bristow Group Inc.(a)(b)	37,298	872,773
Cactus Inc., Class A(b)	69,861	2,813,303
ChampionX Corp.	202,209	4,013,849
Core Laboratories NV(b)	48,365	958,111
Diamond Offshore Drilling Inc.(a)(b)	100,962	594,666
DMC Global Inc.(a)(b)	17,188	309,900
Dril-Quip Inc.(a)	37,265	961,437
ENGlobal Corp.(a)(b)	18,790	17,888
Enservco Corp.(a)(b)	38,641	75,736
Expro Group Holdings NV(a)(b)	29,249	336,949
Exterran Corp.(a)(b)	56,850	244,455
Forum Energy Technologies Inc.(a)(b)	7,083	138,968
Geospace Technologies Corp.(a)(b)	18,621	88,264
Gulf Island Fabrication Inc.(a)	10,621	35,580
Halliburton Co.	974,880	30,572,237
Helix Energy Solutions Group Inc.(a)	147,406	456,959
Helmerich & Payne Inc.	116,248	5,005,639
Independence Contract Drilling Inc.(a)(b)	1,071	3,352
KLX Energy Services Holdings Inc.(a)(b)	19,383	83,928
Liberty Energy Inc., Class A(a)(b)	112,967	1,441,459
Mammoth Energy Services Inc.(a)	29,162	64,156
MIND Technology Inc.(a)	10,390	9,143
Nabors Industries Ltd.(a)	11,969	1,602,649
Natural Gas Services Group Inc.(a)	17	187
NCS Multistage Holdings Inc.(a)	6,768	207,101
Newpark Resources Inc.(a)(b)	96,510	298,216
NexTier Oilfield Solutions Inc.(a)(b)	177,408	1,687,150
Nine Energy Service Inc.(a)(b)	18,176	48,166
Noble Corp.(a)(b)	64,899	1,645,190
NOV Inc.	414,856	7,015,215
Oceaneering International Inc.(a)	115,744	1,236,146
Oil States International Inc.(a)	75,758	410,608
Patterson-UTI Energy Inc.(b)	240,518	3,790,564
Profire Energy Inc.(a)(b)	29,858	42,996
ProFrac Holding Corp.(a)	35,395	648,082
ProPetro Holding Corp.(a)	89,011	890,110
Ranger Energy Services Inc.(a)(b)	6,385	64,744
Security	Shares	Value

Energy Equipment & Services (continued)
RPC Inc.(a)	56,471	$390,215
Schlumberger NV	1,527,710	54,630,910
SEACOR Marine Holdings Inc.(a)(b)	49,069	282,637
Select Energy Services Inc., Class A(a)	59,078	402,912
Smart Sand Inc.(a)(b)	152,544	305,088
Solaris Oilfield Infrastructure Inc., Class A	38,590	419,859
Superior Drilling Products Inc.(a)(b)	10,175	10,073
TechnipFMC PLC(a)	457,617	3,079,762
TETRA Technologies Inc.(a)	99,578	404,287
Tidewater Inc.(a)	35,638	751,605
Transocean Ltd.(a)	638,202	2,125,213
U.S. Silica Holdings Inc.(a)	69,003	788,014
U.S. Well Services Inc.(a)(b)	45,546	42,777
Valaris Ltd.(a)(b)	69,614	2,940,495
Weatherford International PLC(a)	69,578	1,472,966
		167,006,770
Entertainment — 1.2%
Activision Blizzard Inc.	846,378	65,898,991
AMC Entertainment Holdings Inc., Class A(a)(b)	542,232	7,347,244
Ballantyne Strong Inc.(a)	10,528	25,372
Chicken Soup For The Soul Entertainment Inc.(a)(b)	4,116	30,500
Cinedigm Corp., Class A(a)(b)	96,244	47,352
Cinemark Holdings Inc.(a)	116,331	1,747,292
CuriosityStream Inc.(a)(b)	65,418	110,556
Electronic Arts Inc.	303,875	36,966,394
Gaia Inc.(a)(b)	19,330	82,152
Genius Brands International Inc.(a)(b)	487,197	368,808
Liberty Media Corp.-Liberty Braves, Class A(a)	20,933	526,465
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	38,329	919,896
Liberty Media Corp.-Liberty Formula One,
Class A(a)(b)	18,868	1,093,778
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(a)(b)	221,645	14,067,808
Lions Gate Entertainment Corp., Class A(a)(b)	61,125	569,074
Lions Gate Entertainment Corp., Class B, NVS(a)(b)	124,142	1,096,174
Live Nation Entertainment Inc.(a)(b)	151,408	12,503,273
LiveOne Inc(a)(b)	99,806	85,464
Madison Square Garden Entertainment Corp.(a)(b)	27,888	1,467,466
Madison Square Garden Sports Corp.(a)	19,052	2,876,852
Marcus Corp. (The)(a)(b)	25,690	379,441
Netflix Inc.(a)	477,329	83,470,522
Playtika Holding Corp.(a)	110,253	1,459,750
Reading International Inc., Class A, NVS(a)(b)	19,170	69,204
Roku Inc.(a)(b)	134,676	11,062,287
Sciplay Corp., Class A(a)	58,555	818,013
Skillz Inc., Class A(a)(b)	297,819	369,295
Take-Two Interactive Software Inc.(a)	172,983	21,195,607
Walt Disney Co. (The)(a)	1,963,845	185,386,968
Warner Bros. Discovery Inc.(a)	2,367,388	31,770,347
Warner Music Group Corp., Class A	110,710	2,696,896
World Wrestling Entertainment Inc., Class A	49,510	3,093,880
		489,603,121
Equity Real Estate Investment Trusts (REITs) — 3.5%
Acadia Realty Trust	71,655	1,119,251
ACRE Realty Investors Inc.(a)(c)	2,715	—
Agree Realty Corp.	85,898	6,195,823
Alexander & Baldwin Inc.	67,957	1,219,828
Alexander’s Inc.	1,605	356,567
Alexandria Real Estate Equities Inc.	159,524	23,135,766
American Assets Trust Inc.	48,071	1,427,709

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Campus Communities Inc.	159,591	$10,288,832
American Homes 4 Rent, Class A(b)	321,827	11,405,549
American Tower Corp.	501,304	128,128,289
Americold Realty Trust Inc.	290,313	8,721,002
Apartment Income REIT Corp.	163,413	6,797,981
Apartment Investment & Management Co.,
Class A(a)	163,549	1,046,714
Apple Hospitality REIT Inc.	203,241	2,981,545
Armada Hoffler Properties Inc.	67,950	872,478
Ashford Hospitality Trust Inc.(a)(b)	29,085	173,928
AvalonBay Communities Inc.	148,478	28,841,851
Bluerock Residential Growth REIT Inc., Class A	23,090	607,036
Boston Properties Inc.	151,416	13,472,996
Braemar Hotels & Resorts Inc.	28,307	121,437
Brandywine Realty Trust	193,087	1,861,359
Brixmor Property Group Inc.	322,794	6,523,667
Broadstone Net Lease Inc.	196,517	4,030,564
BRT Apartments Corp.	9,666	207,722
Camden Property Trust	114,770	15,434,270
CareTrust REIT Inc.	86,936	1,603,100
CatchMark Timber Trust Inc., Class A	39,122	393,567
Cedar Realty Trust Inc.	13,622	392,177
Centerspace	18,446	1,504,271
Chatham Lodging Trust(a)	36,353	379,889
City Office REIT Inc.	68,411	885,922
Clipper Realty Inc.	47,434	366,190
Community Healthcare Trust Inc.	20,720	750,271
CorEnergy Infrastructure Trust Inc.	10,345	26,069
Corporate Office Properties Trust	114,401	2,996,162
Cousins Properties Inc.	157,572	4,605,830
Creative Media & Community Trust Corp.	9,312	66,115
Crown Castle International Corp.	467,984	78,799,146
CTO Realty Growth Inc.	10,482	640,660
CubeSmart	237,022	10,125,580
DiamondRock Hospitality Co.(a)	210,485	1,728,082
Digital Realty Trust Inc.	307,200	39,883,776
Diversified Healthcare Trust	256,511	466,850
Douglas Emmett Inc.	182,368	4,081,396
Duke Realty Corp.	418,183	22,979,156
Easterly Government Properties Inc.	97,653	1,859,313
EastGroup Properties Inc.	45,961	7,093,161
Empire State Realty Trust Inc., Class A(b)	134,981	948,916
EPR Properties	87,660	4,113,884
Equinix Inc.	97,895	64,318,973
Equity Commonwealth(a)	107,637	2,963,247
Equity LifeStyle Properties Inc.	185,104	13,044,279
Equity Residential	373,547	26,977,564
Essential Properties Realty Trust Inc.	157,032	3,374,618
Essex Property Trust Inc.	70,468	18,428,087
Extra Space Storage Inc.	144,632	24,604,796
Farmland Partners Inc.	35,159	485,194
Federal Realty Investment Trust	76,303	7,305,249
First Industrial Realty Trust Inc.	142,772	6,778,815
Four Corners Property Trust Inc.	68,740	1,827,797
Franklin Street Properties Corp., Class C	97,526	406,683
Gaming and Leisure Properties Inc.	253,038	11,604,323
Getty Realty Corp.	43,403	1,150,179
Gladstone Commercial Corp.	56,678	1,067,813
Gladstone Land Corp.(b)	48,865	1,082,848
Global Medical REIT Inc.	57,970	651,003
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Global Net Lease Inc.	87,518	$1,239,255
Global Self Storage Inc.	9,397	52,905
Healthcare Realty Trust Inc.(b)	153,854	4,184,829
Healthcare Trust of America Inc., Class A	245,238	6,844,593
Healthpeak Properties Inc.	566,578	14,680,036
Hersha Hospitality Trust, Class A(a)	47,062	461,678
Highwoods Properties Inc.	116,372	3,978,759
Host Hotels & Resorts Inc.	790,872	12,400,873
Hudson Pacific Properties Inc.	164,409	2,439,830
Independence Realty Trust Inc.	237,228	4,917,736
Indus Realty Trust Inc.	2,457	145,848
Industrial Logistics Properties Trust	90,924	1,280,210
Innovative Industrial Properties Inc.	33,088	3,635,379
InvenTrust Properties Corp.	64,561	1,665,028
Invitation Homes Inc.	657,063	23,378,302
Iron Mountain Inc.(b)	313,782	15,278,046
iStar Inc.	120,452	1,651,397
JBG SMITH Properties.	127,055	3,003,580
Kilroy Realty Corp.	117,006	6,122,924
Kimco Realty Corp.	650,540	12,861,176
Kite Realty Group Trust	251,114	4,341,761
Lamar Advertising Co., Class A	96,511	8,490,073
Life Storage Inc.	93,493	10,439,428
LTC Properties Inc.	41,012	1,574,451
LXP Industrial Trust	284,159	3,051,868
Macerich Co. (The)	209,397	1,823,848
Medical Properties Trust Inc.	660,843	10,091,073
Mid-America Apartment Communities Inc.	126,079	22,022,219
National Health Investors Inc.	47,917	2,904,249
National Retail Properties Inc.	191,490	8,234,070
National Storage Affiliates Trust	96,536	4,833,557
Necessity Retail REIT Inc	116,831	850,530
NETSTREIT Corp.(b)	39,446	744,346
NexPoint Residential Trust Inc.	20,098	1,256,326
Office Properties Income Trust	46,462	926,917
Omega Healthcare Investors Inc.	253,082	7,134,382
One Liberty Properties Inc.	18,793	488,242
Orion Office REIT Inc.	59,035	647,024
Outfront Media Inc.	152,447	2,583,977
Paramount Group Inc.	205,035	1,482,403
Park Hotels & Resorts Inc.	261,386	3,547,008
Pebblebrook Hotel Trust	144,091	2,387,588
Phillips Edison & Co.Inc.	119,564	3,994,633
Physicians Realty Trust	243,053	4,241,275
Piedmont Office Realty Trust Inc., Class A	155,439	2,039,360
Plymouth Industrial REIT Inc.	39,346	690,129
Postal Realty Trust Inc., Class A	7,636	113,776
PotlatchDeltic Corp.	68,957	3,047,210
Power REIT(a)	239	3,042
Prologis Inc.	798,103	93,896,818
PS Business Parks Inc.	21,977	4,112,996
Public Storage	164,521	51,440,781
Rayonier Inc.(b)	157,113	5,872,884
Realty Income Corp.	647,652	44,208,725
Regency Centers Corp.	165,059	9,789,649
Retail Opportunity Investments Corp.	133,154	2,101,170
Rexford Industrial Realty Inc.	185,249	10,668,490
RLJ Lodging Trust	184,414	2,034,086
RPT Realty	61,381	603,375
Ryman Hospitality Properties Inc.(a)(b)	57,866	4,399,552

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Sabra Health Care REIT Inc.	270,678	$3,781,372
Safehold Inc.	12,553	444,000
Saul Centers Inc.	11,029	519,576
SBA Communications Corp.	116,646	37,332,552
Service Properties Trust.	151,786	793,841
Simon Property Group Inc.	355,744	33,767,220
SITE Centers Corp.	172,651	2,325,609
SL Green Realty Corp.	75,814	3,498,816
Sotherly Hotels Inc.(a)	11,522	20,048
Spirit Realty Capital Inc.	151,162	5,710,900
STAG Industrial Inc.	187,125	5,778,420
STORE Capital Corp.	261,439	6,818,329
Summit Hotel Properties Inc.(a)	108,585	789,413
Sun Communities Inc.	130,546	20,803,811
Sunstone Hotel Investors Inc.(a)	234,822	2,329,434
Tanger Factory Outlet Centers Inc.	104,162	1,481,184
Terreno Realty Corp.	88,849	4,951,555
UDR Inc.	327,091	15,059,270
UMH Properties Inc.	52,537	927,803
Uniti Group Inc.	279,965	2,637,270
Universal Health Realty Income Trust	12,907	686,781
Urban Edge Properties.	124,343	1,891,257
Urstadt Biddle Properties Inc., Class A	18,995	307,719
Ventas Inc.	426,226	21,920,803
Veris Residential Inc.(a)	97,242	1,287,484
VICI Properties Inc.	1,036,550	30,878,824
Vornado Realty Trust	172,744	4,938,751
Washington Real Estate Investment Trust.	108,032	2,302,162
Welltower Inc.	488,333	40,214,223
Weyerhaeuser Co.	800,072	26,498,385
Wheeler Real Estate Investment Trust Inc.(a)	736	1,869
Whitestone REIT	35,707	383,850
WP Carey Inc.	207,320	17,178,535
Xenia Hotels & Resorts Inc.(a)	114,130	1,658,309
		1,410,988,165
Food & Staples Retailing — 1.4%
Albertsons Companies Inc., Class A	105,184	2,810,517
Andersons Inc. (The)	28,915	953,906
BJ’s Wholesale Club Holdings Inc.(a)	143,801	8,961,678
Casey’s General Stores Inc.(b)	40,846	7,555,693
Chefs’ Warehouse Inc. (The)(a)	28,565	1,110,893
Costco Wholesale Corp.	476,904	228,570,549
Grocery Outlet Holding Corp.(a)(b)	90,552	3,860,232
HF Foods Group Inc.(a)(b)	36,913	192,686
Ingles Markets Inc., Class A	11,782	1,022,089
Kroger Co. (The)	710,786	33,641,501
MedAvail Holdings Inc.(a)(b)	25	38
Performance Food Group Co.(a)(b)	161,651	7,432,713
PriceSmart Inc.	31,272	2,240,013
Rite Aid Corp.(a)(b)	56,554	381,174
SpartanNash Co.	31,087	937,895
Sprouts Farmers Market Inc.(a)	127,615	3,231,212
Sysco Corp.	552,958	46,841,072
U.S. Foods Holding Corp.(a)	234,310	7,188,631
United Natural Foods Inc.(a)	71,628	2,822,143
Village Super Market Inc., Class A	9,139	208,461
Walmart Inc.	1,511,148	183,725,374
Walgreens Boots Alliance Inc.	771,348	29,234,089
Weis Markets Inc.	18,173	1,354,615
		574,277,174
Security	Shares	Value

Food Products — 1.2%
Alico Inc.	649	$23,124
AppHarvest Inc.(a)(b)	65,339	228,033
Arcadia Biosciences Inc.(a)(b)	30,144	30,144
Archer-Daniels-Midland Co.	609,951	47,332,198
B&G Foods Inc.(b)	67,012	1,593,545
Benson Hill Inc.(a)(b)	232,359	636,664
Beyond Meat Inc.(a)(b)	64,847	1,552,437
Bridgford Foods Corp.(a)	641	8,448
Bunge Ltd.	163,418	14,820,378
Calavo Growers Inc.	20,842	869,528
Cal-Maine Foods Inc.	45,558	2,251,021
Campbell Soup Co.	221,960	10,665,178
Coffee Holding Co. Inc.	9,516	23,219
Conagra Brands Inc.	507,078	17,362,351
Darling Ingredients Inc.(a)	175,031	10,466,854
Farmer Bros. Co.(a)	7,377	34,598
Flowers Foods Inc.	221,680	5,834,618
Fresh Del Monte Produce Inc.	36,024	1,063,789
Freshpet Inc.(a)(b)	48,572	2,520,401
General Mills Inc.	644,157	48,601,646
Hain Celestial Group Inc. (The)(a)	97,429	2,312,964
Hershey Co. (The)	157,543	33,896,952
Hormel Foods Corp.	309,760	14,670,234
Hostess Brands Inc.(a)	163,246	3,462,448
Ingredion Inc.	68,128	6,006,164
J&J Snack Foods Corp.	18,061	2,522,399
JM Smucker Co. (The)	116,740	14,943,887
John B Sanfilippo & Son Inc.	9,139	662,486
Kellogg Co.	269,226	19,206,583
Kraft Heinz Co. (The)	771,148	29,411,585
Lamb Weston Holdings Inc.	157,911	11,284,320
Lancaster Colony Corp.	21,762	2,802,510
Landec Corp.(a)	29,349	292,610
Lifeway Foods Inc.(a)(b)	9,829	48,850
Limoneira Co.	10,394	146,451
McCormick & Co. Inc./MD, NVS	270,198	22,493,983
Mission Produce Inc.(a)	55,442	790,049
Mondelez International Inc., Class A	1,494,340	92,783,571
Pilgrim’s Pride Corp.(a)	38,889	1,214,503
Post Holdings Inc.(a)	56,825	4,679,539
RiceBran Technologies(a)(b)	9,601	6,433
Rocky Mountain Chocolate Factory Inc.	8,886	61,225
S&W Seed Co.(a)(b)	49,706	50,203
Sanderson Farms Inc.	23,631	5,093,189
Seaboard Corp.	183	710,512
Seneca Foods Corp., Class A(a)	9,019	500,915
Seneca Foods Corp., Class B(a)	117	6,634
Simply Good Foods Co. (The)(a)	90,422	3,415,239
Sovos Brands Inc.(a)(b)	57,378	910,589
Tattooed Chef Inc.(a)(b)	78,133	492,238
Tootsie Roll Industries Inc.	19,189	678,331
TreeHouse Foods Inc.(a)	58,873	2,462,069
Tyson Foods Inc., Class A	309,775	26,659,236
Utz Brands Inc.(b)	93,231	1,288,452
Vital Farms Inc.(a)	20,853	182,464
Whole Earth Brands Inc.(a)	66,590	412,858
		472,480,849
Gas Utilities — 0.2%
Atmos Energy Corp.	151,165	16,945,597
Chesapeake Utilities Corp.(b)	16,100	2,085,755

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
National Fuel Gas Co.	96,458	$6,371,051
New Jersey Resources Corp.	97,873	4,358,285
Northwest Natural Holding Co.	31,242	1,658,950
ONE Gas Inc.	57,703	4,684,907
RGC Resources Inc.	2,385	45,482
South Jersey Industries Inc.	131,994	4,506,275
Southwest Gas Holdings Inc.	74,728	6,507,314
Spire Inc.	56,601	4,209,416
UGI Corp.	230,977	8,918,022
		60,291,054
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	1,884,289	204,728,000
Abiomed Inc.(a)	49,224	12,183,432
Accelerate Diagnostics Inc.(a)(b)	29,985	29,766
Accuray Inc.(a)	95,039	186,276
Acutus Medical Inc.(a)	20,493	22,952
Aethlon Medical Inc.(a)	415	465
Align Technology Inc.(a)	78,737	18,634,686
Alphatec Holdings Inc.(a)	75,276	492,305
AngioDynamics Inc.(a)	52,378	1,013,514
Apollo Endosurgery Inc.(a)	72	263
Apyx Medical Corp.(a)(b)	33,073	193,808
Artivion Inc.(a)(b)	57,922	1,093,567
Asensus Surgical Inc.(a)(b)	243,681	97,009
Aspira Women’s Health Inc.(a)(b)	45,816	26,917
AtriCure Inc.(a)	50,514	2,064,002
Atrion Corp.	1,031	648,355
Avanos Medical Inc.(a)	55,030	1,504,520
Axogen Inc.(a)	47,459	388,689
Axonics Inc.(a)(b)	46,245	2,620,704
Baxter International Inc.	546,861	35,124,882
Becton Dickinson and Co.	307,579	75,827,451
Beyond Air Inc.(a)(b)	17,008	113,784
Biolase Inc.(a)(b)	6,521	29,866
BioLife Solutions Inc.(a)	31,064	428,994
Biomerica Inc.(a)	8,660	25,027
Bioventus Inc., Class A(a)	20,098	137,068
Boston Scientific Corp.(a)	1,535,232	57,218,097
Butterfly Network Inc.(a)(b)	138,389	424,854
Cardiovascular Systems Inc.(a)(b)	56,356	809,272
Cerus Corp.(a)	231,166	1,222,868
Chembio Diagnostics Inc.(a)(b)	9,615	6,250
ClearPoint Neuro Inc.(a)(b)	13,662	178,289
Co-Diagnostics Inc.(a)	37,605	210,964
Conformis Inc.(a)(b)	84,957	30,058
CONMED Corp.	28,842	2,761,910
Cooper Companies Inc. (The)	54,677	17,120,462
CryoPort Inc.(a)	54,350	1,683,763
Cutera Inc.(a)(b)	13,674	512,775
CytoSorbents Corp.(a)	28,199	61,756
DENTSPLY SIRONA Inc.(b)	232,933	8,322,696
Dexcom Inc.(a)	426,274	31,770,201
Eargo Inc.(a)	17,001	12,783
Edwards Lifesciences Corp.(a)	668,278	63,546,555
Ekso Bionics Holdings Inc.(a)(b)	18,466	30,469
ElectroCore Inc.(a)(b)	36,104	18,409
Electromed Inc.(a)(b)	8,886	85,661
Embecta Corp.(a)	60,586	1,534,038
Enovis Corp.(a)	57,119	3,141,545
Envista Holdings Corp.(a)(b)	174,670	6,731,782
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Figs Inc., Class A(a)(b)	39,619	$360,929
FONAR Corp.(a)	9,061	137,637
Glaukos Corp.(a)(b)	46,396	2,107,306
Globus Medical Inc., Class A(a)	93,712	5,260,992
Haemonetics Corp.(a)	56,837	3,704,636
Helius Medical Technologies Inc.(a)	1,941	2,290
Heska Corp.(a)	10,193	963,340
Hologic Inc.(a)	267,892	18,564,916
ICU Medical Inc.(a)	21,352	3,510,055
IDEXX Laboratories Inc.(a)	90,717	31,817,173
Inari Medical Inc.(a)(b)	34,713	2,360,137
Inogen Inc.(a)(b)	19,612	474,218
Insulet Corp.(a)(b)	74,010	16,129,739
Integer Holdings Corp.(a)	39,202	2,770,013
Integra LifeSciences Holdings Corp.(a)	76,956	4,157,933
Intuitive Surgical Inc.(a)	387,031	77,680,992
Invacare Corp.(a)(b)	35,576	45,537
InVivo Therapeutics Holdings Corp.(a)	1	4
iRadimed Corp.	8,832	299,758
iRhythm Technologies Inc.(a)(b)	30,927	3,341,044
IRIDEX Corp.(a)	10,249	26,340
Kewaunee Scientific Corp.(a)	262	4,331
Lantheus Holdings Inc.(a)	75,320	4,973,380
LeMaitre Vascular Inc.	27,023	1,230,898
LENSAR Inc.(a)(b)	12,447	81,030
LivaNova PLC(a)(b)	59,350	3,707,594
LogicMark Inc.(a)	25	27
Masimo Corp.(a)	55,859	7,299,096
Medtronic PLC	1,449,639	130,105,100
Meridian Bioscience Inc.(a)(b)	41,860	1,273,381
Merit Medical Systems Inc.(a)	58,288	3,163,290
Mesa Laboratories Inc.	6,953	1,417,995
Microbot Medical Inc.(a)(b)	17	87
Milestone Scientific Inc.(a)(b)	10,437	9,555
Motus GI Holdings Inc.(a)(b)	10,758	3,029
Natus Medical Inc.(a)	37,958	1,243,884
Neogen Corp.(a)(b)	118,988	2,866,421
NeuroMetrix Inc.(a)	10	37
Neuronetics Inc.(a)	38,108	122,327
Nevro Corp.(a)	38,569	1,690,479
Novocure Ltd.(a)(b)	99,282	6,900,099
NuVasive Inc.(a)	56,774	2,791,010
Omnicell Inc.(a)(b)	46,948	5,340,335
OraSure Technologies Inc.(a)	69,532	188,432
Orthofix Medical Inc.(a)	19,461	458,112
OrthoPediatrics Corp.(a)	17,048	735,621
Outset Medical Inc.(a)	42,552	632,323
Owlet Inc.(a)(b)	180,823	307,399
PAVmed Inc.(a)(b)	134,850	126,044
Penumbra Inc.(a)	37,265	4,640,238
Predictive Oncology Inc.(a)	6	2
Pro-Dex Inc.(a)(b)	613	9,882
Pulmonx Corp.(a)(b)	41,918	617,033
QuidelOrtho Corp.(a)	50,352	4,893,207
Quotient Ltd.(a)	148,217	35,572
Repro-Med Systems Inc.(a)	18,628	47,129
ResMed Inc.	156,285	32,762,025
Retractable Technologies Inc.(a)(b)	10,619	40,671
Rockwell Medical Inc.(a)(b)	6,434	8,300
SeaSpine Holdings Corp.(a)	57,812	326,638

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Second Sight Medical Products Inc.(a)(b)	26,387	$53,566
Senseonics Holdings Inc.(a)(b)	410,794	423,118
Shockwave Medical Inc.(a)(b)	37,828	7,231,579
SI-BONE Inc.(a)	36,288	479,002
Sientra Inc.(a)(b)	50,210	42,061
Silk Road Medical Inc.(a)(b)	37,368	1,359,822
SiNtx Technologies Inc.(a)	13	6
SmileDirectClub Inc.(a)(b)	81,128	84,373
STAAR Surgical Co.(a)(b)	49,701	3,525,292
Stereotaxis Inc.(a)	45,062	82,914
STERIS PLC	107,125	22,083,819
Strata Skin Sciences Inc.(a)	1,191	1,145
Stryker Corp.	363,130	72,237,451
Surgalign Holdings Inc.(a)	1,805	6,155
Surmodics Inc.(a)	10,796	401,935
Tactile Systems Technology Inc.(a)	19,126	139,620
Tandem Diabetes Care Inc.(a)	73,407	4,344,960
Tela Bio Inc.(a)(b)	3,109	22,105
Teleflex Inc.	49,825	12,249,476
ThermoGenesis Holdings Inc.(a)	27	7
TransMedics Group Inc.(a)	26,750	841,287
Treace Medical Concepts Inc.(a)(b)	26,990	387,037
UFP Technologies Inc.(a)	9,068	721,541
Utah Medical Products Inc.(b)	1,035	88,907
Vapotherm Inc.(a)(b)	48,099	121,690
Varex Imaging Corp.(a)	39,723	849,675
Venus Concept Inc.(a)(b)	17,017	7,892
ViewRay Inc.(a)	149,831	397,052
VolitionRx Ltd.(a)(b)	10,429	21,379
Xtant Medical Holdings Inc.(a)	143	74
Zimmer Biomet Holdings Inc.	224,614	23,597,947
Zimvie Inc.(a)	22,183	355,150
Zomedica Corp.(a)(b)	1,107,683	243,801
Zynex Inc.	17,876	142,650
		1,101,363,249
Health Care Providers & Services — 3.2%
1Life Healthcare Inc.(a)(b)	204,773	1,605,420
23andMe Holding Co., Class A(a)(b)	188,194	466,721
Acadia Healthcare Co. Inc.(a)(b)	96,505	6,526,633
Accolade Inc.(a)(b)	61,104	452,170
AdaptHealth Corp.(a)(b)	116,396	2,099,784
Addus HomeCare Corp.(a)	17,735	1,476,971
Agiliti Inc.(a)(b)	38,584	791,358
agilon health Inc.(a)(b)	50,299	1,098,027
AlerisLife Inc(a)	18,451	22,141
Alignment Healthcare Inc.(a)	35,816	408,661
Amedisys Inc.(a)	36,916	3,880,610
American Shared Hospital Services(a)	709	1,574
AmerisourceBergen Corp.	162,218	22,950,603
AMN Healthcare Services Inc.(a)	49,003	5,376,119
Apollo Medical Holdings Inc.(a)(b)	40,098	1,547,382
Avalon GloboCare Corp.(a)(b)	26,188	12,439
Aveanna Healthcare Holdings Inc.(a)(b)	76,390	172,641
Brookdale Senior Living Inc.(a)	243,504	1,105,508
Cano Health Inc.(a)	248,525	1,088,540
Cardinal Health Inc.	296,760	15,511,645
CareMax Inc.(a)(b)	103,820	376,867
Castle Biosciences Inc.(a)(b)	29,459	646,625
Centene Corp.(a)	629,800	53,287,378
Chemed Corp.(b)	16,343	7,671,241
Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Corp.	341,330	$89,947,282
Clover Health Investments Corp.(a)(b)	294,472	630,170
Community Health Systems Inc.(a)	124,301	466,129
CorVel Corp.(a)	9,860	1,452,082
Covetrus Inc.(a)	104,046	2,158,955
Cross Country Healthcare Inc.(a)	38,024	792,040
CVS Health Corp.	1,412,102	130,845,371
CynergisTek Inc./DE(a)	9,192	11,030
DaVita Inc.(a)(b)	65,854	5,265,686
DocGo Inc.(a)(b)	105,920	756,269
Elevance Health Inc.	258,825	124,903,768
Encompass Health Corp.	108,306	6,070,551
Ensign Group Inc. (The)	62,000	4,555,140
Enzo Biochem Inc.(a)	39,818	82,423
Fulgent Genetics Inc.(a)(b)	19,148	1,044,140
Great Elm Group Inc.(a)	7,589	16,316
Guardant Health Inc.(a)(b)	119,333	4,813,893
Hanger Inc.(a)	39,820	570,222
HCA Healthcare Inc.	244,706	41,125,290
HealthEquity Inc.(a)	90,256	5,540,816
Henry Schein Inc.(a)	148,360	11,385,146
Hims & Hers Health Inc.(a)(b)	185,185	838,888
Humana Inc.	136,787	64,025,891
InfuSystem Holdings Inc.(a)(b)	25,571	246,249
Innovage Holding Corp.(a)(b)	41,286	180,833
Invitae Corp.(a)(b)	229,504	559,990
Joint Corp. (The)(a)	20,314	311,007
Laboratory Corp. of America Holdings	100,436	23,538,181
LHC Group Inc.(a)	30,957	4,821,243
LifeStance Health Group Inc.(a)(b)	65,150	362,234
McKesson Corp.	158,944	51,849,122
MEDNAX Inc.(a)	97,611	2,050,807
ModivCare Inc.(a)(b)	15,088	1,274,936
Molina Healthcare Inc.(a)	63,602	17,783,755
National HealthCare Corp.	10,134	708,367
National Research Corp.	10,170	389,308
Oak Street Health Inc.(a)(b)	149,058	2,450,514
Ontrak Inc.(a)(b)	23,247	24,642
OPKO Health Inc.(a)(b)	454,507	1,149,903
Option Care Health Inc.(a)	159,106	4,421,556
Owens & Minor Inc.	89,182	2,804,774
Patterson Companies Inc.	98,082	2,971,885
Pennant Group Inc. (The)(a)	27,069	346,754
PetIQ Inc.(a)(b)	21,196	355,881
Premier Inc., Class A	130,288	4,648,676
Privia Health Group Inc.(a)	21,711	632,224
Progyny Inc.(a)(b)	74,266	2,157,427
Psychemedics Corp.	8,910	56,489
Quest Diagnostics Inc.	124,516	16,558,138
R1 RCM Inc.(a)	143,003	2,997,343
RadNet Inc.(a)	58,528	1,011,364
Regional Health Properties Inc.(a)(b)	885	2,071
Select Medical Holdings Corp.	109,502	2,586,437
Sema4 Holdings Corp.(a)(b)	166,357	209,610
Sharps Compliance Corp.(a)(b)	12,462	36,389
Signify Health Inc., Class A(a)(b)	29,940	413,172
Sonida Senior Living Inc.(a)	3,069	64,449
Star Equity Holdings Inc.(a)(b)	1,268	1,179
Surgery Partners Inc.(a)(b)	30,423	879,833
Talkspace Inc.(a)	210,846	358,438

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp.(a)	124,129	$6,524,220
U.S. Physical Therapy Inc.	11,406	1,245,535
UnitedHealth Group Inc.	1,010,966	519,262,467
Universal Health Services Inc., Class B	71,937	7,244,775
		1,311,366,733
Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	137,970	2,046,095
American Well Corp., Class A(a)(b)	192,559	831,855
CareCloud Inc.(a)(b)	7,599	26,027
Certara Inc.(a)(b)	109,086	2,340,986
Change Healthcare Inc.(a)	288,883	6,661,642
Computer Programs & Systems Inc.(a)	9,892	316,247
Definitive Healthcare Corp.(a)(b)	42,708	979,294
Doximity Inc., Class A(a)(b)	108,511	3,778,353
Evolent Health Inc., Class A(a)(b)	89,975	2,763,132
GoodRx Holdings Inc., Class A(a)	67,941	402,211
Health Catalyst Inc.(a)	71,356	1,033,948
HealthStream Inc.(a)	28,399	616,542
HTG Molecular Diagnostics Inc.(a)(b)	60,541	62,357
Icad Inc.(a)	25,911	103,644
Inspire Medical Systems Inc.(a)	29,269	5,346,568
Multiplan Corp.(a)(b)	282,301	1,549,833
NantHealth Inc.(a)(b)	36,874	15,399
NextGen Healthcare Inc.(a)	49,019	854,891
OptimizeRx Corp.(a)	26,263	719,344
Phreesia Inc.(a)(b)	57,831	1,446,353
Schrodinger Inc.(a)	52,024	1,373,954
SCWorx Corp.(a)(b)	6,329	4,106
Sharecare Inc.(a)(b)	303,520	479,562
Simulations Plus Inc.	20,759	1,024,041
Streamline Health Solutions Inc.(a)	20,369	25,869
Tabula Rasa HealthCare Inc.(a)(b)	29,647	76,193
Teladoc Health Inc.(a)(b)	171,132	5,683,294
Veeva Systems Inc., Class A(a)(b)	148,901	29,488,354
		70,050,094
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment Inc.(a)(b)	67,455	716,372
Airbnb Inc., Class A(a)(b)	411,122	36,622,748
Allied Esports Entertainment Inc.(a)	8,442	12,072
Aramark.	273,417	8,374,763
Ark Restaurants Corp.	295	5,310
Bally’s Corp.(a)(b)	27,489	543,732
BBQ Holdings Inc.(a)(b)	9,856	102,700
Biglari Holdings Inc., Class A(a)(b)	19	11,169
Biglari Holdings Inc., Class B, NVS(a)	258	31,657
BJ’s Restaurants Inc.(a)	28,387	615,430
Bloomin’ Brands Inc.	95,530	1,587,709
Booking Holdings Inc.(a)(b)	43,911	76,799,900
Bowlero Corp.(a)	80,151	848,799
Boyd Gaming Corp.	86,003	4,278,649
Brinker International Inc.(a)	45,227	996,351
Caesars Entertainment Inc.(a)	230,941	8,845,040
Canterbury Park Holding Corp.(a)	598	15,470
Carnival Corp.(a)(b)	865,083	7,482,968
Carrols Restaurant Group Inc.	38,156	77,075
Century Casinos Inc.(a)(b)	22,060	158,832
Cheesecake Factory Inc. (The)	48,427	1,279,441
Chipotle Mexican Grill Inc.(a)	29,757	38,900,136
Choice Hotels International Inc.	32,091	3,582,318
Churchill Downs Inc.	35,007	6,704,891
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Chuy’s Holdings Inc.(a)	19,181	$382,086
Cracker Barrel Old Country Store Inc.	28,313	2,363,852
Darden Restaurants Inc.	134,358	15,198,577
Dave & Buster’s Entertainment Inc.(a)	49,328	1,616,972
Denny’s Corp.(a)	86,816	753,563
Dine Brands Global Inc.	19,191	1,248,950
Domino’s Pizza Inc.	39,381	15,347,169
DraftKings Inc., Class A (a)(b)	369,664	4,313,979
Drive Shack Inc.(a)(b)	75,429	103,338
Dutch Bros. Inc.(a)(b)	26,047	824,388
El Pollo Loco Holdings Inc.(a)	21,655	213,085
Everi Holdings Inc.(a)(b)	85,808	1,399,528
Expedia Group Inc.(a)	164,346	15,584,931
Fiesta Restaurant Group Inc.(a)	38,457	274,583
Flanigan’s Enterprises Inc.	198	5,940
Full House Resorts Inc.(a)	22,567	137,207
GAN Ltd.(a)(b)	64,293	190,307
Golden Entertainment Inc.(a)	20,574	813,702
Good Times Restaurants Inc.(a)(b)	10,352	31,160
Hilton Grand Vacations Inc.(a)	99,487	3,554,671
Hilton Worldwide Holdings Inc.	299,169	33,339,393
Hyatt Hotels Corp., Class A(a)(b)	57,089	4,219,448
Jack in the Box Inc.	28,066	1,573,380
Kura Sushi USA Inc., Class A(a)(b)	3,208	158,892
Las Vegas Sands Corp.(a)	359,289	12,068,517
Life Time Group Holdings Inc.(a)(b)	60,345	777,244
Lindblad Expeditions Holdings Inc.(a)(b)	26,515	214,771
Marriott International Inc./MD, Class A	296,685	40,352,127
Marriott Vacations Worldwide Corp.	46,854	5,444,435
McDonald’s Corp.	796,676	196,683,371
Membership Collective Group Inc., Class A(a)(b)	70,047	453,905
MGM Resorts International.	380,429	11,013,420
Monarch Casino & Resort Inc.(a)(b)	9,657	566,576
Nathan’s Famous Inc.	709	41,526
Noodles & Co.(a)	19,768	92,910
Norwegian Cruise Line Holdings Ltd.(a)(b)	485,494	5,398,693
ONE Group Hospitality Inc. (The)(a)(b)	18,763	138,283
Papa John’s International Inc.	36,669	3,062,595
Penn National Gaming Inc.(a)	166,709	5,071,288
Planet Fitness Inc., Class A(a)(b)	89,740	6,103,217
Playa Hotels & Resorts NV(a)	181,804	1,248,993
PlayAGS Inc.(a)	29,411	151,761
Portillo’s Inc., Class A(a)(b)	52,055	851,099
Potbelly Corp.(a)(b)	28,407	160,500
Rave Restaurant Group Inc.(a)(b)	3,285	3,581
RCI Hospitality Holdings Inc.	9,861	476,878
Red Robin Gourmet Burgers Inc.(a)(b)	20,058	161,066
Red Rock Resorts Inc., Class A	45,960	1,533,226
Royal Caribbean Cruises Ltd.(a)	251,483	8,779,272
Rush Street Interactive Inc.(a)(b)	60,808	283,973
Ruth’s Hospitality Group Inc.	38,298	622,725
Scientific Games Corp., Class A(a)	105,270	4,946,637
SeaWorld Entertainment Inc.(a)	42,454	1,875,618
Shake Shack Inc., Class A(a)	41,833	1,651,567
Six Flags Entertainment Corp.(a)	79,355	1,722,003
Starbucks Corp.	1,234,975	94,339,740
Target Hospitality Corp.(a)(b)	15,897	90,772
Texas Roadhouse Inc.	69,260	5,069,832
Travel + Leisure Co.	97,135	3,770,781
Vacasa Inc., Class A(a)(b)	142,468	410,308

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Vail Resorts Inc.	45,480	$9,916,914
Wendy’s Co. (The)	205,355	3,877,102
Wingstop Inc.	29,960	2,240,109
Wyndham Hotels & Resorts Inc.	98,901	6,499,774
Wynn Resorts Ltd.(a)(b)	114,881	6,545,919
Yum! Brands Inc.	307,161	34,865,845
		781,821,506
Household Durables — 0.4%
Aterian Inc.(a)(b)	43,151	93,206
Bassett Furniture Industries Inc.	20,283	367,528
Beazer Homes USA Inc.(a)	28,943	349,342
Cavco Industries Inc.(a)	9,577	1,876,996
Century Communities Inc.	21,350	960,110
Cricut Inc., Class A(a)(b)	30,171	185,250
Dixie Group Inc. (The)(a)	18,658	23,882
DR Horton Inc.	350,304	23,186,622
Emerson Radio Corp.(a)	19,552	12,983
Ethan Allen Interiors Inc.	18,744	378,816
Flexsteel Industries Inc.	13	234
Garmin Ltd.	164,254	16,137,956
GoPro Inc., Class A(a)(b)	124,704	689,613
Green Brick Partners Inc.(a)	68,759	1,345,614
Hamilton Beach Brands Holding Co., Class A	28	347
Helen of Troy Ltd.(a)(b)	25,802	4,190,503
Hooker Furnishings Corp.	10,439	162,326
Hovnanian Enterprises Inc., Class A(a)	6,962	297,904
Installed Building Products Inc.(b)	27,259	2,266,858
iRobot Corp.(a)	29,320	1,077,510
KB Home	88,636	2,522,581
La-Z-Boy Inc.	49,377	1,170,729
Leggett & Platt Inc.	146,008	5,048,957
Lennar Corp., Class A	273,295	19,286,428
Lennar Corp., Class B	17,475	1,025,957
LGI Homes Inc.(a)(b)	20,755	1,803,610
Lifetime Brands Inc.	10,033	110,764
Live Ventures Inc.(a)	631	15,781
Lovesac Co. (The)(a)	20,948	576,070
M/I Homes Inc.(a)	28,422	1,127,217
MDC Holdings Inc.	59,157	1,911,363
Meritage Homes Corp.(a)	38,838	2,815,755
Mohawk Industries Inc.(a)	54,769	6,796,285
Nephros Inc.(a)	4,131	6,320
Newell Brands Inc.	381,023	7,254,678
Nova Lifestyle Inc.(a)(b)	2,790	2,009
NVR Inc.(a)	3,103	12,424,846
PulteGroup Inc.	250,582	9,930,565
Purple Innovation Inc., Class A(a)(b)	58,293	178,377
Skyline Champion Corp.(a)(b)	55,882	2,649,924
Sonos Inc.(a)	133,784	2,413,463
Taylor Morrison Home Corp.(a)	138,665	3,239,214
Tempur Sealy International Inc.	178,686	3,818,520
Toll Brothers Inc.	126,278	5,631,999
TopBuild Corp.(a)	35,594	5,949,893
Traeger Inc.(a)(b)	42,952	182,546
Tri Pointe Homes Inc.(a)	113,593	1,916,314
Tupperware Brands Corp.(a)	51,184	324,507
Universal Electronics Inc.(a)	11,389	291,217
Vizio Holding Corp., Class A(a)(b)	87,437	596,320
VOXX International Corp.(a)	19,182	178,584
Vuzix Corp.(a)(b)	65,970	468,387
Security	Shares	Value

Household Durables (continued)
Whirlpool Corp.	59,055	$9,145,848
Yunhong CTI Ltd.(a)	230	164
		164,418,792
Household Products — 1.4%
Central Garden & Pet Co.(a)(b)	9,882	419,194
Central Garden & Pet Co., Class A, NVS(a)(b)	47,942	1,918,159
Church & Dwight Co. Inc.	260,115	24,102,256
Clorox Co. (The)	133,550	18,827,879
Colgate-Palmolive Co.	906,791	72,670,231
Energizer Holdings Inc.	70,273	1,992,239
Kimberly-Clark Corp.	365,867	49,446,925
Ocean Bio-Chem Inc.	728	9,377
Oil-Dri Corp. of America	8,875	272,019
Procter & Gamble Co. (The)	2,582,134	371,285,048
Reynolds Consumer Products Inc.	52,121	1,421,340
Spectrum Brands Holdings Inc.	48,598	3,986,008
WD-40 Co.	13,328	2,683,726
		549,034,401
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	736,870	15,481,639
Clearway Energy Inc., Class A	38,248	1,222,789
Clearway Energy Inc., Class C	101,286	3,528,804
Montauk Renewables Inc.(a)(b)	84,978	854,029
Ormat Technologies Inc.(b)	44,158	3,459,779
Sunnova Energy International Inc.(a)(b)	99,203	1,828,311
Vistra Corp.	464,816	10,621,046
		36,996,397
Industrial Conglomerates — 0.7%
3M Co.	612,036	79,203,579
General Electric Co.	1,187,292	75,594,882
Honeywell International Inc.	732,283	127,278,108
		282,076,569
Insurance — 2.4%
Aflac Inc.	645,757	35,729,735
Alleghany Corp.(a)	15,126	12,601,471
Allstate Corp. (The)	296,831	37,617,393
Ambac Financial Group Inc.(a)(b)	46,940	532,769
American Equity Investment Life Holding Co.	86,629	3,168,023
American Financial Group Inc./OH.	71,631	9,943,099
American International Group Inc.	852,680	43,597,528
AMERISAFE Inc.	19,528	1,015,651
Aon PLC, Class A	226,921	61,196,055
Arch Capital Group Ltd.(a)	402,773	18,322,144
Argo Group International Holdings Ltd.	40,642	1,498,064
Arthur J Gallagher & Co.	229,204	37,369,420
Assurant Inc.	55,026	9,511,244
Assured Guaranty Ltd.	67,351	3,757,512
Atlantic American Corp.	749	2,000
Axis Capital Holdings Ltd.	81,255	4,638,848
Brighthouse Financial Inc.(a)	78,836	3,233,853
Brown & Brown Inc.	255,448	14,902,836
BRP Group Inc., Class A(a)(b)	80,437	1,942,554
Chubb Ltd.	457,875	90,009,067
Cincinnati Financial Corp.	158,587	18,868,681
Citizens Inc./TX(a)(b)	48,590	203,592
CNA Financial Corp.	29,059	1,304,749
CNO Financial Group Inc.	138,078	2,497,831
Conifer Holdings Inc.(a)	833	1,391
Crawford & Co., Class A, NVS	19,315	150,657

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Crawford & Co., Class B	10,420	$73,461
Donegal Group Inc., Class A	11,351	193,535
eHealth Inc.(a)	27,860	259,934
Employers Holdings Inc.	20,555	861,049
Enstar Group Ltd.(a)	15,578	3,333,380
Erie Indemnity Co., Class A, NVS	27,769	5,336,924
Everest Re Group Ltd.	41,733	11,696,925
FedNat Holding Co.(a)	10,519	3,261
FG Financial Group Inc.(a)(b)	8,952	13,159
Fidelity National Financial Inc.	297,160	10,983,034
First American Financial Corp.	116,680	6,174,706
Genworth Financial Inc., Class A(a)	438,516	1,547,961
Globe Life Inc.	94,574	9,218,128
GoHealth Inc., Class A(a)(b)	58,860	35,192
Goosehead Insurance Inc., Class A	19,876	907,737
Greenlight Capital Re Ltd., Class A(a)	29,863	230,841
Hagerty Inc.(a)	74,222	852,811
Hallmark Financial Services Inc.(a)	18,620	45,060
Hanover Insurance Group Inc. (The)	38,857	5,682,836
Hartford Financial Services Group Inc. (The)	358,190	23,436,372
HCI Group Inc.	8,673	587,682
Hippo Holdings Inc.(a)(b)	395,971	347,900
Horace Mann Educators Corp.	20,403	783,067
ICC Holdings Inc.(a)(b)	1,139	18,759
Investors Title Co.	321	50,362
James River Group Holdings Ltd.	23,359	578,836
Kemper Corp.	68,436	3,278,084
Kingstone Companies Inc.	8,957	35,291
Kingsway Financial Services Inc.(a)(b)	12,208	69,586
Kinsale Capital Group Inc.	26,110	5,995,900
Lemonade Inc.(a)(b)	40,506	739,640
Lincoln National Corp.	165,467	7,738,892
Loews Corp.	203,666	12,069,247
Maiden Holdings Ltd.(a)	39,179	76,007
Markel Corp.(a)	15,153	19,596,617
Marsh & McLennan Companies Inc.	540,912	83,976,588
MBIA Inc.(a)	77,482	956,903
Mercury General Corp.	31,378	1,390,045
MetLife Inc.	758,530	47,628,099
MetroMile Inc.(a)(b)	77,042	70,686
National Security Group Inc. (The)	249	4,074
National Western Life Group Inc., Class A	2,907	589,249
Old Republic International Corp.	321,981	7,199,495
Oscar Health Inc., Class A(a)(b)	48,828	207,519
Palomar Holdings Inc.(a)	26,784	1,724,890
Primerica Inc.	39,584	4,737,809
Principal Financial Group Inc.	252,868	16,889,054
ProAssurance Corp.	36,192	855,217
Progressive Corp. (The)	629,556	73,198,476
Prudential Financial Inc.	406,016	38,847,611
Reinsurance Group of America Inc.	75,101	8,808,596
RenaissanceRe Holdings Ltd.(b)	46,195	7,223,512
RLI Corp.	41,813	4,874,978
Root Inc./OH, Class A(a)(b)	59,022	70,236
Ryan Specialty Group Holdings Inc., Class A(a)(b)	61,809	2,422,295
Safety Insurance Group Inc.	11,476	1,114,320
Selective Insurance Group Inc.	66,233	5,758,297
Selectquote Inc.(a)	133,395	330,820
SiriusPoint Ltd.(a)	88,947	482,093
Stewart Information Services Corp.	16,242	808,039
Security	Shares	Value

Insurance (continued)
Tiptree Inc.	38,087	$404,484
Travelers Companies Inc. (The)(b)	256,916	43,452,203
Trupanion Inc.(a)	36,840	2,219,978
Unico American Corp.(a)	619	1,337
United Fire Group Inc.	20,687	708,116
United Insurance Holdings Corp.	11,005	17,168
Universal Insurance Holdings Inc.	27,464	357,856
Unum Group	205,155	6,979,373
W R Berkley Corp.	233,204	15,918,505
White Mountains Insurance Group Ltd.(b)	2,933	3,654,899
Willis Towers Watson PLC	119,735	23,634,492
		953,985,655
Interactive Media & Services — 4.6%
Alphabet Inc., Class A(a)	324,182	706,476,865
Alphabet Inc., Class C, NVS(a)	297,081	649,849,834
Angi Inc.(a)(b)	75,566	346,092
AutoWeb Inc.(a)(b)	8,137	3,093
Bumble Inc., Class A(a)(b)	74,695	2,102,664
Cargurus Inc.(a)(b)	95,005	2,041,657
Cars.com Inc.(a)	77,493	730,759
DHI Group Inc.(a)	39,821	197,910
Eventbrite Inc., Class A(a)	87,041	893,911
EverQuote Inc., Class A(a)	17,057	150,784
fuboTV Inc.(a)(b)	208,193	514,237
IAC/InterActiveCorp.(a)(b)	90,890	6,904,913
IZEA Worldwide Inc.(a)(b)	41,914	37,639
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	76,971	58,236
Match Group Inc.(a)	308,771	21,518,251
MediaAlpha Inc., Class A(a)	19,914	196,153
Meta Platforms Inc, Class A(a)	2,468,107	397,982,254
Pinterest Inc., Class A(a)(b)	635,595	11,542,405
QuinStreet Inc.(a)	44,883	451,523
Snap Inc., Class A, NVS(a)	1,152,570	15,133,244
Super League Gaming Inc.(a)(b)	26,237	26,762
Travelzoo(a)(b)	9,437	57,188
TripAdvisor Inc.(a)	99,202	1,765,796
TrueCar Inc.(a)	87,796	227,392
Twitter Inc.(a)	820,516	30,679,093
Vimeo Inc.(a)(b)	171,439	1,032,063
Yelp Inc.(a)	78,812	2,188,609
Zedge Inc., Class B(a)	10,629	30,612
Ziff Davis Inc.(a)	49,164	3,664,193
ZoomInfo Technologies Inc.(a)(b)	322,062	10,705,341
		1,867,509,473
Internet & Direct Marketing Retail — 2.6%
1-800-Flowers.com Inc., Class A(a)	22,015	209,363
Amazon.com Inc.(a)	9,428,265	1,001,376,026
CarParts.com Inc.(a)	36,615	254,108
Chewy Inc., Class A(a)(b)	110,613	3,840,483
ContextLogic Inc., Class A(a)(b)	347,008	555,213
DoorDash Inc., Class A(a)	177,191	11,370,346
Duluth Holdings Inc., Class B(a)(b)	21,120	201,485
eBay Inc.	602,458	25,104,425
Etsy Inc.(a)(b)	136,704	10,008,100
Groupon Inc.(a)(b)	21,716	245,391
iMedia Brands Inc.(a)	2,509	3,036
Lands’ End Inc.(a)	19,215	204,063
Liquidity Services Inc.(a)	28,783	386,844
Overstock.com Inc.(a)(b)	48,771	1,219,763
PetMed Express Inc.	27,352	544,305

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Porch Group Inc.(a)(b)	90,470	$231,603
Poshmark Inc., Class A(a)	38,591	390,155
Quotient Technology Inc.(a)	65,569	194,740
Qurate Retail Inc., Series A	390,693	1,121,289
RealReal Inc. (The)(a)	128,652	320,343
Remark Holdings Inc.(a)(b)	56,066	24,725
Revolve Group Inc.(a)	42,510	1,101,434
Shutterstock Inc.	21,283	1,219,729
Stitch Fix Inc., Class A(a)(b)	77,823	384,446
ThredUp Inc., Class A(a)(b)	80,991	202,477
Waitr Holdings Inc.(a)(b)	77,997	11,910
Wayfair Inc., Class A(a)(b)	83,495	3,637,042
Xometry Inc., Class A(a)(b)	15,624	530,122
		1,064,892,966
IT Services — 4.3%
Accenture PLC, Class A	681,515	189,222,640
Affirm Holdings Inc.(a)(b)	186,461	3,367,486
Akamai Technologies Inc.(a)	175,620	16,039,375
ALJ Regional Holdings Inc.(a)	10,620	20,497
Automatic Data Processing Inc.	454,829	95,532,283
BigCommerce Holdings Inc., Series 1(a)	63,868	1,034,662
Block Inc.(a)(b)	548,080	33,684,997
Bread Financial Holdings Inc.	48,318	1,790,665
Brightcove Inc.(a)	38,136	241,019
Broadridge Financial Solutions Inc.	127,636	18,194,512
Cantaloupe Inc.(a)	76,665	429,324
Cass Information Systems Inc.	11,224	379,371
Cloudflare Inc., Class A(a)	295,599	12,932,456
Cognizant Technology Solutions Corp., Class A	566,279	38,218,170
Computer Task Group Inc.(a)	18,650	159,644
Concentrix Corp.	46,100	6,253,004
Conduent Inc.(a)	192,985	833,695
Core Scientific Inc.(a)(b)	259,922	387,284
CSG Systems International Inc.	27,759	1,656,657
CSP Inc.(a)(b)	681	6,197
Cyxtera Technologies Inc.(a)(b)	61,094	692,806
DigitalOcean Holdings Inc.(a)(b)	20,102	831,419
DXC Technology Co.(a)	255,776	7,752,571
Edgio Inc(a)(b)	172,244	397,884
EPAM Systems Inc.(a)	63,556	18,735,038
ESC Srax Inc., NVS(b)	10,903	654
Euronet Worldwide Inc.(a)	54,492	5,481,350
EVERTEC Inc.	67,845	2,502,124
Evo Payments Inc., Class A(a)	47,740	1,122,845
Exela Technologies Inc.(a)(b)	685,308	78,399
ExlService Holdings Inc.(a)	38,219	5,630,805
Fastly Inc., Class A(a)(b)	114,033	1,323,923
Fidelity National Information Services Inc.	661,336	60,624,671
Fiserv Inc.(a)	625,743	55,672,355
FleetCor Technologies Inc.(a)	83,529	17,550,278
Flywire Corp.(a)(b)	23,633	416,650
Gartner Inc.(a)	86,014	20,800,766
Genpact Ltd.	174,849	7,406,604
Global Payments Inc.	301,685	33,378,428
GoDaddy Inc., Class A(a)	171,520	11,930,931
Grid Dynamics Holdings Inc.(a)	46,838	787,815
Hackett Group Inc. (The)	28,493	540,512
I3 Verticals Inc., Class A(a)	36,319	908,701
Information Services Group Inc.	29,962	202,543
Innodata Inc.(a)	28,991	140,316
Security	Shares	Value

IT Services (continued)
Inpixon(a)	1	$—
International Business Machines Corp.	969,275	136,851,937
International Money Express Inc.(a)	50,582	1,035,414
Jack Henry & Associates Inc.	79,674	14,342,913
Kyndryl Holdings Inc.(a)	191,586	1,873,711
Marqeta Inc., Class A(a)(b)	391,031	3,171,261
Mastercard Inc., Class A	924,141	291,548,003
Maximus Inc.	68,061	4,254,493
MoneyGram International Inc.(a)(b)	67,022	670,220
MongoDB Inc., Class A(a)(b)	71,860	18,647,670
Okta Inc.(a)	161,640	14,612,256
Paya Holdings Inc., Class A(a)(b)	67,230	441,701
Paychex Inc.	342,675	39,020,402
Payoneer Global Inc.(a)(b)	206,176	808,210
PayPal Holdings Inc.(a)	1,241,237	86,687,992
Paysign Inc.(a)(b)	36,359	55,266
Perficient Inc.(a)	38,661	3,544,827
PFSweb Inc.(a)	18,613	218,889
Priority Technology Holdings Inc.(a)(b)	8,063	26,608
Rackspace Technology Inc.(a)(b)	42,204	302,603
Repay Holdings Corp.(a)(b)	97,131	1,248,133
Sabre Corp.(a)	348,842	2,033,749
ServiceSource International Inc.(a)	58,647	86,211
Shift4 Payments Inc., Class A(a)(b)	54,109	1,788,843
Snowflake Inc., Class A(a)(b)	264,712	36,810,851
SolarWinds Corp.	35,658	365,494
Squarespace Inc., Class A(a)(b)	29,818	623,793
SS&C Technologies Holdings Inc.	240,328	13,955,847
StarTek Inc.(a)	10,389	30,024
Steel Connect Inc.(a)	48,618	65,148
Switch Inc., Class A	131,390	4,401,565
TaskUS Inc., Class A(a)(b)	44,263	746,274
Thoughtworks Holding Inc.(a)(b)	54,135	763,845
Toast Inc., Class A(a)(b)	262,227	3,393,217
TTEC Holdings Inc.	18,879	1,281,695
Tucows Inc., Class A(a)(b)	10,308	458,809
Twilio Inc., Class A(a)(b)	192,952	16,171,307
Unisys Corp.(a)	65,594	789,096
Usio Inc.(a)	8,315	20,205
VeriSign Inc.(a)	105,051	17,578,184
Verra Mobility Corp.(a)(b)	129,953	2,041,562
Visa Inc., Class A(b)	1,769,557	348,408,078
Western Union Co. (The)	421,015	6,934,117
WEX Inc.(a)	47,046	7,318,476
WidePoint Corp.(a)	7,653	18,291
		1,760,741,516
Leisure Products — 0.1%
Acushnet Holdings Corp.	46,720	1,947,290
American Outdoor Brands Inc.(a)	13,225	125,770
AMMO Inc.(a)(b)	126,517	487,090
Brunswick Corp./DE	84,812	5,545,008
Callaway Golf Co.(a)	125,749	2,565,280
Clarus Corp.(b)	19,068	362,101
Escalade Inc.	9,735	126,458
Hasbro Inc.	138,064	11,304,680
JAKKS Pacific Inc.(a)	1,371	17,357
Johnson Outdoors Inc., Class A	9,037	552,703
Latham Group Inc.(a)	31,967	221,531
Malibu Boats Inc., Class A(a)	19,400	1,022,574
Marine Products Corp.	30,966	294,487

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
MasterCraft Boat Holdings Inc.(a)	19,867	$418,200
Mattel Inc.(a)	379,055	8,464,298
Nautilus Inc.(a)	29,281	51,242
Peloton Interactive Inc., Class A(a)(b)	316,771	2,907,958
Polaris Inc.	60,986	6,054,690
Smith & Wesson Brands Inc.	57,945	760,818
Sturm Ruger & Co. Inc.	17,283	1,100,063
Vinco Ventures Inc.(a)(b)	213,343	294,413
Vista Outdoor Inc.(a)	58,550	1,633,545
YETI Holdings Inc.(a)(b)	94,123	4,072,702
		50,330,258
Life Sciences Tools & Services — 1.8%
10X Genomics Inc., Class A(a)	106,666	4,826,637
Adaptive Biotechnologies Corp.(a)(b)	116,140	939,573
Aduro Biotech Inc., NVS(a)(c)	4,142	10,516
Agilent Technologies Inc.	320,487	38,064,241
Applied DNA Sciences Inc.(a)	366	270
Avantor Inc.(a)	652,763	20,300,929
Azenta Inc.	77,565	5,592,436
Berkeley Lights Inc.(a)(b)	48,901	243,038
BioNano Genomics Inc.(a)(b)	301,847	416,549
Bio-Rad Laboratories Inc., Class A(a)	23,016	11,392,920
Bio-Techne Corp.	42,784	14,830,646
Bruker Corp.	102,777	6,450,285
Champions Oncology Inc.(a)	7,181	58,094
Charles River Laboratories International Inc.(a)	55,256	11,823,126
ChromaDex Corp.(a)(b)	91,034	152,027
Codexis Inc.(a)	77,377	809,363
Cytek Biosciences Inc.(a)(b)	36,012	386,409
Danaher Corp.	696,590	176,599,497
Illumina Inc.(a)	167,469	30,874,585
Inotiv Inc.(a)(b)	11,496	110,362
IQVIA Holdings Inc.(a)	204,613	44,398,975
Maravai LifeSciences Holdings Inc., Class A(a)	110,000	3,125,100
Medpace Holdings Inc.(a)	30,002	4,490,399
Mettler-Toledo International Inc.(a)	24,712	28,388,404
NanoString Technologies Inc.(a)(b)	55,086	699,592
Nautilus Biotechnology Inc.(a)(b)	139,156	374,330
NeoGenomics Inc.(a)	132,522	1,080,054
Pacific Biosciences of California Inc.(a)(b)	251,190	1,110,260
PerkinElmer Inc.(b)	134,279	19,097,159
Personalis Inc.(a)(b)	36,431	125,687
Quanterix Corp.(a)	31,928	516,914
Quantum-Si Inc.(a)	108,808	252,435
Repligen Corp.(a)	56,465	9,169,916
Seer Inc., Class A(a)(b)	40,749	364,704
SomaLogic Inc.(a)(b)	157,360	711,267
Sotera Health Co.(a)(b)	117,728	2,306,292
Standard BioTools Inc.(a)(b)	66,690	106,704
Syneos Health Inc., Class A(a)	108,932	7,808,246
Thermo Fisher Scientific Inc.	420,582	228,493,789
Waters Corp.(a)	65,486	21,674,556
West Pharmaceutical Services Inc.	79,908	24,161,782
		722,338,068
Machinery — 1.7%
AGCO Corp.	68,991	6,809,412
AgEagle Aerial Systems Inc.(a)(b)	110,463	71,370
Alamo Group Inc.	8,989	1,046,589
Albany International Corp., Class A	37,680	2,968,807
Allison Transmission Holdings Inc.	98,484	3,786,710
Security	Shares	Value

Machinery (continued)
Altra Industrial Motion Corp.	66,866	$2,357,027
Art’s-Way Manufacturing Co. Inc.(a)(b)	12,494	36,857
Astec Industries Inc.	20,395	831,708
Barnes Group Inc.	49,551	1,543,018
Blue Bird Corp.(a)(b)	36,115	332,619
Caterpillar Inc.	573,342	102,490,616
Chart Industries Inc.(a)(b)	37,693	6,309,054
Chicago Rivet & Machine Co.	125	3,561
CIRCOR International Inc.(a)	20,060	328,783
Columbus McKinnon Corp./NY(b)	38,934	1,104,558
Commercial Vehicle Group Inc.(a)	28,935	168,980
Crane Holdings Co.	57,634	5,046,433
Cummins Inc.	154,011	29,805,749
Deere & Co.	300,693	90,048,533
Desktop Metal Inc., Class A(a)(b)	233,722	514,188
Donaldson Co. Inc.	137,262	6,607,793
Douglas Dynamics Inc.	20,627	592,820
Dover Corp.	152,874	18,546,674
Eastern Co. (The)	8,981	182,674
Energy Recovery Inc.(a)	42,012	815,873
Enerpac Tool Group Corp.	58,543	1,113,488
EnPro Industries Inc.	20,275	1,661,131
Esab Corp.	43,046	1,883,263
ESCO Technologies Inc.	29,114	1,990,524
Evoqua Water Technologies Corp.(a)(b)	144,781	4,706,830
Federal Signal Corp.(b)	67,375	2,398,550
Flowserve Corp.	147,642	4,226,990
Fortive Corp.	384,449	20,906,337
Franklin Electric Co. Inc.	39,048	2,860,656
FreightCar America Inc.(a)	10,456	38,060
Gates Industrial Corp. PLC(a)(b)	104,510	1,129,753
Gencor Industries Inc.(a)(b)	9,458	96,093
Gorman-Rupp Co. (The)	19,502	551,907
Graco Inc.	186,579	11,084,658
Graham Corp.	9,871	68,307
Greenbrier Companies Inc. (The)	38,397	1,381,908
Helios Technologies Inc.	38,940	2,579,775
Hillenbrand Inc.	78,341	3,208,847
Hillman Solutions Corp.(a)(b)	106,598	921,007
Hurco Companies Inc.	9,107	225,307
Hydrofarm Holdings Group Inc.(a)	38,206	132,957
Hyliion Holdings Corp.(a)(b)	119,980	386,336
Hyster-Yale Materials Handling Inc.	9,765	314,628
Hyzon Motors Inc.(a)(b)	97,988	288,085
IDEX Corp.	80,088	14,546,383
Illinois Tool Works Inc.	305,555	55,687,399
Ingersoll Rand Inc.	446,354	18,782,576
ITT Inc.	84,476	5,680,166
John Bean Technologies Corp.	36,282	4,006,258
Kadant Inc.(b)	13,870	2,529,194
Kennametal Inc.	87,089	2,023,077
LB Foster Co., Class A(a)	9,868	127,001
Lincoln Electric Holdings Inc.	60,044	7,407,028
Lindsay Corp.	13,494	1,792,273
LiqTech International Inc.(a)(b)	12,203	5,491
LS Starrett Co. (The), Class A(a)	9,059	63,594
Luxfer Holdings PLC	51,636	780,736
Manitex International Inc.(a)	18,704	121,389
Manitowoc Co. Inc. (The)(a)	47,546	500,659
Markforged Holding Corp.(a)(b)	125,234	231,683

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Mayville Engineering Co. Inc.(a)(b)	7,740	$59,908
Meritor Inc.(a)	85,396	3,102,437
Microvast Holdings Inc.(a)(b)	254,000	563,880
Middleby Corp. (The)(a)	60,320	7,561,715
Miller Industries Inc./TN	11,805	267,619
Mueller Industries Inc.	58,030	3,092,419
Mueller Water Products Inc., Class A	174,370	2,045,360
Nikola Corp.(a)(b)	250,760	1,193,618
NN Inc.(a)(b)	31,485	79,657
Nordson Corp.	58,030	11,747,593
Omega Flex Inc.	7,384	794,666
Oshkosh Corp.	68,984	5,666,346
Otis Worldwide Corp.	456,957	32,293,151
P&F Industries Inc., Class A(a)	689	3,914
PACCAR Inc.	370,854	30,536,118
Parker-Hannifin Corp.	138,191	34,001,896
Park-Ohio Holdings Corp.	9,653	153,097
Pentair PLC	174,532	7,988,330
Perma-Pipe International Holdings Inc.(a)	9,427	84,843
Proterra Inc.(a)(b)	191,428	888,226
Proto Labs Inc.(a)(b)	28,974	1,386,116
RBC Bearings Inc.(a)(b)	32,528	6,016,054
REV Group Inc.	22,374	243,205
Shyft Group Inc. (The)	38,605	717,667
Snap-on Inc.	56,235	11,079,982
SPX Corp.(a)	56,214	2,970,348
Standex International Corp.	10,204	865,095
Stanley Black & Decker Inc.	162,651	17,055,584
Taylor Devices Inc.(a)	702	6,100
Tennant Co.	20,580	1,219,365
Terex Corp.	67,788	1,855,358
Timken Co. (The)	68,245	3,620,397
Titan International Inc.(a)	48,396	730,780
Toro Co. (The)	117,558	8,909,721
Trinity Industries Inc.	79,506	1,925,635
Twin Disc Inc.(a)	9,813	88,906
Wabash National Corp.	68,208	926,265
Watts Water Technologies Inc., Class A(b)	29,188	3,585,454
Welbilt Inc.(a)(b)	145,392	3,461,784
Westinghouse Air Brake Technologies Corp.	193,235	15,860,729
Xylem Inc./NY	195,670	15,297,481
		700,737,529
Marine — 0.0%
Eagle Bulk Shipping Inc.	19,375	1,005,175
Genco Shipping & Trading Ltd.	27,720	535,550
Kirby Corp.(a)	66,621	4,053,222
Matson Inc.	40,472	2,949,599
Pangaea Logistics Solutions Ltd.	9,769	49,627
		8,593,173
Media — 1.0%
Advantage Solutions Inc.(a)(b)	114,628	435,586
Altice USA Inc., Class A(a)	235,771	2,180,882
AMC Networks Inc., Class A(a)(b)	35,667	1,038,623
Audacy Inc(a)	112,823	106,302
Beasley Broadcast Group Inc., Class A(a)	904	1,157
Boston Omaha Corp., Class A(a)	22,080	455,952
Cable One Inc.	5,293	6,824,371
Cardlytics Inc.(a)(b)	36,562	815,698
Charter Communications Inc., Class A(a)(b)	124,758	58,452,866
Clear Channel Outdoor Holdings Inc.(a)	452,982	484,691
Security	Shares	Value

Media (continued)
Comcast Corp., Class A	4,810,809	$188,776,145
comScore Inc.(a)(b)	50,086	103,177
Cumulus Media Inc., Class A(a)	45,477	351,537
Daily Journal Corp.(a)	251	64,959
DallasNews Corp.	5,720	36,208
DISH Network Corp., Class A(a)	255,979	4,589,704
Emerald Holding Inc.(a)(b)	49,512	201,514
Entravision Communications Corp., Class A	58,470	266,623
EW Scripps Co. (The), Class A, NVS(a)	57,701	719,531
Fluent Inc.(a)(b)	105,948	126,078
Fox Corp., Class A, NVS(a)	342,784	11,023,933
Fox Corp., Class B(a)	145,334	4,316,420
Gannett Co. Inc.(a)	127,907	370,930
Gray Television Inc.	89,647	1,514,138
Gray Television Inc., Class A	756	11,971
Hemisphere Media Group Inc.(a)(b)	9,893	75,484
iHeartMedia Inc., Class A(a)	119,488	942,760
Insignia Systems Inc.(a)(b)	1,165	8,912
Interpublic Group of Companies Inc. (The)	426,624	11,744,959
John Wiley & Sons Inc., Class A	48,557	2,319,082
John Wiley & Sons Inc., Class B	787	37,788
Lee Enterprises Inc.(a)(b)	6,582	124,992
Liberty Broadband Corp., Class A(a)	19,473	2,211,159
Liberty Broadband Corp., Class C, NVS(a)(b)	147,266	17,029,840
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	94,734	3,414,213
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	171,724	6,190,650
Loyalty Ventures Inc.(a)	19,895	71,025
Magnite Inc.(a)(b)	120,344	1,068,655
Marchex Inc., Class B(a)	29,274	38,642
Mediaco Holding Inc., Class A(a)	858	1,793
National CineMedia Inc.	97,096	88,959
New York Times Co. (The), Class A	183,245	5,112,536
News Corp., Class A, NVS(a)	414,647	6,460,200
News Corp., Class B(a)	125,385	1,992,368
Nexstar Media Group Inc., Class A	42,335	6,895,525
Omnicom Group Inc.	223,053	14,188,401
Paramount Global, Class A	10,984	299,424
Paramount Global, Class B, NVS	660,466	16,300,301
PubMatic Inc., Class A(a)(b)	36,304	576,871
Saga Communications Inc., Class A	8,865	220,295
Salem Media Group Inc.(a)(b)	10,517	22,296
Scholastic Corp., NVS	28,990	1,042,770
Sinclair Broadcast Group Inc., Class A	41,705	850,782
Sirius XM Holdings Inc.(b)	998,021	6,117,869
SPAR Group Inc.(a)	9,069	10,701
Stagwell Inc.(a)	120,471	654,158
TechTarget Inc.(a)	30,226	1,986,453
TEGNA Inc.	232,479	4,875,085
Thryv Holdings Inc.(a)	33,213	743,639
Townsquare Media Inc., Class A(a)	9,901	81,089
Urban One Inc., Class A(a)	233	1,272
Urban One Inc., Class D, NVS(a)	29,503	126,273
WideOpenWest Inc.(a)	76,351	1,390,352
		398,586,569
Metals & Mining — 0.5%
5E Advanced Materials Inc.(a)(b)	36,821	448,480
Alcoa Corp.	195,411	8,906,833
Allegheny Technologies Inc.(a)	135,290	3,072,436
Alpha Metallurgical Resources Inc.	20,621	2,662,790

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Ampco-Pittsburgh Corp.(a)(b)	9,655	$37,365
Arconic Corp.(a)(b)	102,284	2,869,066
Carpenter Technology Corp.	55,789	1,557,071
Century Aluminum Co.(a)	59,395	437,741
Cleveland-Cliffs Inc.(a)(b)	516,568	7,939,650
Coeur Mining Inc.(a)(b)	320,897	975,527
Commercial Metals Co.	138,107	4,571,342
Compass Minerals International Inc.	39,330	1,391,889
Freeport-McMoRan Inc.	1,557,529	45,573,299
Friedman Industries Inc.	9,464	77,037
Gatos Silver Inc.(a)(b)	70,919	203,537
Gold Resource Corp.	74,376	121,233
Golden Minerals Co.(a)(b)	98,104	35,053
Haynes International Inc.	11,198	366,958
Hecla Mining Co.	631,571	2,475,758
Hycroft Mining Holding Corp.(a)	88,563	98,305
Kaiser Aluminum Corp.	20,160	1,594,454
Materion Corp.	21,060	1,552,754
McEwen Mining Inc.(a)(b)	242,528	106,518
MP Materials Corp.(a)(b)	74,760	2,398,301
Newmont Corp.	859,291	51,273,894
Nucor Corp.	284,124	29,665,387
Olympic Steel Inc.	9,748	251,011
Paramount Gold Nevada Corp.(a)	164,294	72,289
Piedmont Lithium Inc.(a)(b)	18,800	684,508
Ramaco Resources Inc.	13,239	174,093
Reliance Steel & Aluminum Co.	67,591	11,481,007
Royal Gold Inc.	70,569	7,535,358
Ryerson Holding Corp.	18,738	398,932
Schnitzer Steel Industries Inc., Class A	29,033	953,444
Solitario Zinc Corp.(a)(b)	38,708	22,064
Steel Dynamics Inc.	188,665	12,480,190
SunCoke Energy Inc.	71,124	484,354
Synalloy Corp.(a)	9,823	138,111
TimkenSteel Corp.(a)	39,083	731,243
U.S. Antimony Corp.(a)	77,222	31,190
U.S. Steel Corp.	283,550	5,078,380
Universal Stainless & Alloy Products Inc.(a)	9,462	70,019
Warrior Met Coal Inc.	47,487	1,453,577
Worthington Industries Inc.	38,142	1,682,062
		214,134,510
Mortgage Real Estate Investment — 0.2%
ACRES Commercial Realty Corp.(a)	9,256	75,807
AG Mortgage Investment Trust Inc.	19,474	131,450
AGNC Investment Corp.	555,544	6,149,872
Annaly Capital Management Inc.	1,679,925	9,928,357
Apollo Commercial Real Estate Finance Inc.	138,476	1,445,689
Arbor Realty Trust Inc.	202,582	2,655,850
Ares Commercial Real Estate Corp.	33,071	404,458
Arlington Asset Investment Corp., Class A(a)	117,907	383,198
ARMOUR Residential REIT Inc.	110,729	779,532
Blackstone Mortgage Trust Inc., Class A	182,692	5,055,088
BrightSpire Capital Inc.	88,988	671,859
Broadmark Realty Capital Inc.	143,350	961,879
Cherry Hill Mortgage Investment Corp.	18,514	118,490
Chimera Investment Corp.	275,544	2,430,298
Dynex Capital Inc.	26,234	417,645
Ellington Financial Inc.	58,294	855,173
Ellington Residential Mortgage REIT	11,833	88,393
Franklin BSP Realty Trust Inc.	97,490	1,314,165
Security	Shares	Value

Mortgage Real Estate Investment (continued)
Granite Point Mortgage Trust Inc.	61,921	$592,584
Great Ajax Corp.	21,762	208,698
Hannon Armstrong Sustainable Infrastructure Capital Inc.	98,053	3,712,287
Invesco Mortgage Capital Inc.	42,102	618,057
KKR Real Estate Finance Trust Inc.	30,522	532,609
Ladder Capital Corp.	173,066	1,824,116
Lument Finance Trust Inc.	18,374	43,730
Manhattan Bridge Capital Inc.	879	4,922
MFA Financial Inc.	103,426	1,111,829
New Residential Investment Corp.	484,591	4,516,388
New York Mortgage Trust Inc.	573,875	1,583,895
Orchid Island Capital Inc.	154,150	439,328
PennyMac Mortgage Investment Trust	94,464	1,306,437
Ready Capital Corp.	89,415	1,065,827
Redwood Trust Inc.	118,834	916,210
Starwood Property Trust Inc.	340,118	7,105,065
TPG RE Finance Trust Inc.	75,802	682,976
Two Harbors Investment Corp.	464,625	2,313,832
Western Asset Mortgage Capital Corp.	56,145	67,935
		62,513,928
Multi-Utilities — 0.8%
Ameren Corp.	275,177	24,864,994
Avista Corp.	69,253	3,013,198
Black Hills Corp.	67,535	4,914,522
CenterPoint Energy Inc.	677,565	20,042,373
CMS Energy Corp.	308,553	20,827,328
Consolidated Edison Inc.	378,925	36,035,767
Dominion Energy Inc.	875,123	69,843,567
DTE Energy Co.	210,666	26,701,915
NiSource Inc.	436,729	12,879,138
NorthWestern Corp.	60,793	3,582,531
Public Service Enterprise Group Inc.	542,289	34,316,048
Sempra Energy	339,525	51,020,422
Unitil Corp.	12,020	705,814
WEC Energy Group Inc.	339,008	34,117,765
		342,865,382
Multiline Retail — 0.5%
Big Lots Inc.	40,847	856,562
Dillard’s Inc., Class A(b)	3,515	775,303
Dollar General Corp.	246,372	60,469,544
Dollar Tree Inc.(a)	242,532	37,798,612
Franchise Group Inc.	37,223	1,305,411
Kohl’s Corp.	136,654	4,877,181
Macy’s Inc.	294,901	5,402,586
Nordstrom Inc.	115,209	2,434,366
Ollie’s Bargain Outlet Holdings Inc.(a)	65,277	3,835,024
Target Corp.	497,472	70,257,971
		188,012,560
Oil, Gas & Consumable Fuels — 4.0%
Adams Resources & Energy Inc.	606	19,507
Aemetis Inc.(a)(b)	65,477	321,492
Alto Ingredients Inc.(a)	65,780	244,044
Amplify Energy Corp.(a)(b)	75,689	495,006
Antero Midstream Corp.	340,179	3,078,620
Antero Resources Corp.(a)	306,975	9,408,784
APA Corp.	363,662	12,691,804
Arch Resources Inc.	13,944	1,995,247
Archaea Energy Inc.(a)(b)	83,197	1,292,049

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Barnwell Industries Inc.(a)	8,302	$19,510
Berry Corp.	49,100	374,142
Brigham Minerals Inc., Class A	49,480	1,218,692
California Resources Corp.	87,646	3,374,371
Callon Petroleum Co.(a)	48,078	1,884,658
Camber Energy Inc.(a)	1	—
Centennial Resource Development Inc./DE,
Class A(a)	203,704	1,218,150
Centrus Energy Corp., Class A(a)	8,172	202,257
Cheniere Energy Inc.	255,107	33,936,884
Chesapeake Energy Corp.	122,201	9,910,501
Chevron Corp.	2,121,349	307,128,908
Civitas Resources Inc.	75,120	3,928,025
Clean Energy Fuels Corp.(a)(b)	248,489	1,113,231
CNX Resources Corp.(a)	210,178	3,459,530
Comstock Resources Inc.(a)	100,678	1,216,190
ConocoPhillips	1,395,039	125,288,453
CONSOL Energy Inc.(a)	29,310	1,447,328
Continental Resources Inc./OK	67,494	4,410,733
Coterra Energy Inc.	864,464	22,294,527
Crescent Energy Co.(b)	20,665	257,899
CVR Energy Inc.	29,049	973,142
Delek U.S. Holdings Inc.(a)	88,394	2,284,101
Denbury Inc.(a)	55,205	3,311,748
Devon Energy Corp.	660,540	36,402,359
Diamondback Energy Inc.	182,572	22,118,598
Dorian LPG Ltd.	24,065	365,788
DTE Midstream LLC(a)	106,201	5,205,973
Earthstone Energy Inc., Class A(a)(b)	38,067	519,615
Enviva Inc.	32,297	1,848,034
EOG Resources Inc.	630,376	69,618,725
EQT Corp.	318,313	10,949,967
Equitrans Midstream Corp.	449,015	2,855,735
Evolution Petroleum Corp.	32,592	177,952
Excelerate Energy Inc., Class A (a)(b)	33,526	667,838
Exxon Mobil Corp.	4,550,921	389,740,874
Gevo Inc.(a)(b)	217,491	511,104
Green Plains Inc.(a)(b)	22,860	621,106
Gulfport Energy Corp.(a)(b)	12,496	993,557
Hallador Energy Co.(a)(b)	19,339	104,624
Harvest Natural Resources Inc.(a)(c)	8,626	3,019
Hess Corp.	300,759	31,862,408
HF Sinclair Corp.	162,353	7,331,862
Houston American Energy Corp.(a)(b)	22,855	104,904
International Seaways Inc.	59,041	1,251,669
Kinder Morgan Inc.	2,080,676	34,872,130
Kinetik Holdings Inc.	12,645	431,700
Kosmos Energy Ltd.(a)	511,298	3,164,935
Laredo Petroleum Inc.(a)(b)	19,288	1,329,715
Lightbridge Corp.(a)(b)	9,645	44,946
Magnolia Oil & Gas Corp., Class A	175,805	3,690,147
Marathon Oil Corp.	761,303	17,114,091
Marathon Petroleum Corp.	593,126	48,760,888
Matador Resources Co.	115,260	5,369,963
Murphy Oil Corp.	166,416	5,024,099
NACCO Industries Inc., Class A	560	21,224
New Fortress Energy Inc.	54,364	2,151,184
Northern Oil and Gas Inc.	70,543	1,781,916
Oasis Petroleum Inc.	20,580	2,503,557
Occidental Petroleum Corp.(b)	964,673	56,799,946
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ONEOK Inc.	484,120	$26,868,660
Overseas Shipholding Group Inc., Class A(a)(b)	33,112	67,880
Ovintiv Inc.	272,819	12,055,872
Par Pacific Holdings Inc.(a)	46,558	725,839
PBF Energy Inc., Class A(a)(b)	109,968	3,191,271
PDC Energy Inc.	102,992	6,345,337
Peabody Energy Corp.(a)(b)	114,661	2,445,719
PEDEVCO Corp.(a)(b)	36,887	42,420
Phillips 66	517,528	42,432,121
PHX Minerals Inc.(b)	57,790	175,682
Pioneer Natural Resources Co.	242,944	54,195,948
PrimeEnergy Resources Corp.(a)	174	13,642
Range Resources Corp.(a)	292,951	7,250,537
Ranger Oil Corp.(a)	15,970	524,934
REX American Resources Corp.(a)	9,476	803,565
Ring Energy Inc.(a)(b)	106,259	282,649
SandRidge Energy Inc.(a)	25,931	406,339
SilverBow Resources Inc.(a)	20,333	576,644
Sitio Royalties Corp., NVS	19,281	446,934
SM Energy Co.	126,528	4,325,992
Southwestern Energy Co.(a)	1,191,991	7,449,944
Talos Energy Inc.(a)	66,386	1,026,991
Targa Resources Corp.	245,866	14,670,824
Tellurian Inc.(a)(b)	437,979	1,305,177
Texas Pacific Land Corp.	7,067	10,515,837
U.S. Energy Corp. Wyoming	21,725	75,169
Uranium Energy Corp.(a)(b)	293,783	904,852
VAALCO Energy Inc.(b)	96,939	672,757
Valero Energy Corp.	392,044	41,666,436
Vertex Energy Inc.(a)(b)	41,878	440,557
W&T Offshore Inc.(a)	99,291	428,937
Whiting Petroleum Corp.	40,700	2,768,821
Williams Companies Inc. (The)	1,310,805	40,910,224
World Fuel Services Corp.	78,607	1,608,299
		1,612,738,495
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	19,329	650,034
Glatfelter Corp.	47,444	326,415
Louisiana-Pacific Corp.	87,917	4,607,730
Mercer International Inc.	47,879	629,609
Neenah Inc.	19,164	654,259
Resolute Forest Products Inc.(a)	69,393	885,455
Sylvamo Corp.	38,634	1,262,559
		9,016,061
Personal Products — 0.2%
Beauty Health Co. (The)(a)(b)	114,562	1,473,267
BellRing Brands Inc.(a)	127,473	3,172,803
Coty Inc., Class A(a)	328,762	2,633,384
Cyanotech Corp.(a)	812	2,371
Edgewell Personal Care Co.	58,683	2,025,737
elf Beauty Inc.(a)	61,525	1,887,587
Estee Lauder Companies Inc. (The), Class A	248,915	63,391,183
Herbalife Nutrition Ltd.(a)(b)	116,807	2,388,703
Honest Co. Inc. (The)(a)	52,547	153,437
Inter Parfums Inc.	19,261	1,407,209
LifeMD Inc.(a)	45,419	92,655
Lifevantage Corp.	18,587	80,854
Mannatech Inc.	256	4,262
Medifast Inc.	11,893	2,146,805
Natural Alternatives International Inc.(a)(b)	880	9,187

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Natural Health Trends Corp.	9,448	$50,689
Nature’s Sunshine Products Inc.(a)	9,686	103,350
NewAge Inc.(a)	115,960	25,975
Nu Skin Enterprises Inc., Class A	51,159	2,215,185
Olaplex Holdings Inc.(a)(b)	61,636	868,451
United-Guardian Inc.	19,032	285,290
USANA Health Sciences Inc.(a)	12,004	868,609
Veru Inc.(a)(b)	56,068	633,568
		85,920,561
Pharmaceuticals — 4.3%
9 Meters Biopharma Inc.(a)(b)	105,942	27,630
AcelRx Pharmaceuticals Inc.(a)(b)	108,649	26,543
Acer Therapeutics Inc.(a)(b)	17,856	22,499
Aclaris Therapeutics Inc.(a)	35,643	497,576
Adamis Pharmaceuticals Corp.(a)	59,111	29,615
Aerie Pharmaceuticals Inc.(a)	46,395	347,963
Aerpio Pharmaceuticals Inc., NVS(b)	132,554	1
Agile Therapeutics Inc.(a)(b)	15,992	18,631
Alimera Sciences Inc.(a)	12,004	65,662
Amneal Pharmaceuticals Inc.(a)	103,197	328,166
Amphastar Pharmaceuticals Inc.(a)	51,601	1,795,199
Ampio Pharmaceuticals Inc.(a)(b)	282,940	47,534
ANI Pharmaceuticals Inc.(a)	12,964	384,642
Aquestive Therapeutics Inc.(a)(b)	10,075	6,446
Arvinas Inc.(a)(b)	47,949	2,018,173
Assertio Holdings Inc.(a)(b)	33,075	97,571
Atea Pharmaceuticals Inc.(a)(b)	57,862	410,820
Athira Pharma Inc.(a)	44,364	135,310
Avenue Therapeutics Inc.(a)	7,725	2,045
Axsome Therapeutics Inc.(a)(b)	29,328	1,123,262
Aytu BioPharma Inc.(a)	26,744	18,453
Baudax Bio Inc.(a)	87	74
Bristol-Myers Squibb Co.	2,303,231	177,348,787
Cara Therapeutics Inc.(a)	57,874	528,390
Cassava Sciences Inc.(a)(b)	37,131	1,044,124
Catalent Inc.(a)	193,577	20,768,876
cbdMD Inc.(a)(b)	128,974	56,774
Citius Pharmaceuticals Inc.(a)(b)	281,890	259,339
Clearside Biomedical Inc.(a)	47,413	69,697
Collegium Pharmaceutical Inc.(a)	38,203	676,957
Contra Palisade Bio Inc., NVS(b)	97	3
Contra Ritter Pharmace, NVS(a)(b)(c)	14,465	978
Corcept Therapeutics Inc.(a)	115,778	2,753,201
CorMedix Inc.(a)(b)	36,743	147,707
Cumberland Pharmaceuticals Inc.(a)	10,536	21,862
Cymabay Therapeutics Inc.(a)(b)	66,728	196,848
Dare Bioscience Inc.(a)(b)	110,128	135,457
Durect Corp.(a)	148,327	70,900
Elanco Animal Health Inc.(a)(b)	515,317	10,115,673
Eli Lilly & Co.	847,634	274,828,372
Eloxx Pharmaceuticals Inc.(a)(b)	48,268	12,897
Endo International PLC(a)	226,061	105,277
Eton Pharmaceuticals Inc.(a)(b)	11,307	29,624
Evofem Biosciences Inc.(a)(b)	9,477	10,709
Evoke Pharma Inc.(a)	6,800	22,032
Evolus Inc.(a)	37,804	438,526
Eyenovia Inc.(a)(b)	11,527	22,478
EyePoint Pharmaceuticals Inc.(a)	8,321	65,486
Fulcrum Therapeutics Inc.(a)(b)	40,520	198,548
Harmony Biosciences Holdings Inc.(a)	27,572	1,344,686
Security	Shares	Value

Pharmaceuticals (continued)
Harrow Health Inc.(a)(b)	68,787	$500,769
Hepion Pharmaceuticals Inc.(a)(b)	59,660	34,155
Hoth Therapeutics Inc.(a)	1	—
Innoviva Inc.(a)	87,820	1,296,223
Intra-Cellular Therapies Inc.(a)(b)	93,947	5,362,495
Jaguar Health Inc.(a)(b)	29,578	8,696
Jazz Pharmaceuticals PLC(a)	69,558	10,851,744
Johnson & Johnson.	2,831,420	502,605,364
Kala Pharmaceuticals Inc.(a)(b)	165,518	49,655
KemPharm Inc.(a)(b)	61,917	276,150
Kiora Pharmaceuticals Inc.(a)	42	20
Lannett Co. Inc.(a)(b)	38,846	22,538
Lipocine Inc.(a)(b)	146,692	117,500
Liquidia Corp.(a)(b)	52,056	226,964
Marinus Pharmaceuticals Inc.(a)(b)	30,512	147,678
Merck & Co. Inc.	2,724,090	248,355,285
MyMD Pharmaceuticals Inc.(a)	2	4
Nektar Therapeutics(a)	192,618	731,948
NGM Biopharmaceuticals Inc.(a)	59,627	764,418
NovaBay Pharmaceuticals Inc.(a)(b)	657	164
Novan Inc.(a)(b)	16,482	38,403
Nuvation Bio Inc.(a)	169,159	548,075
Ocular Therapeutix Inc.(a)(b)	86,456	347,553
Ocuphire Pharma Inc.(a)	25,169	48,325
Omeros Corp.(a)(b)	59,929	164,805
Onconova Therapeutics Inc.(a)	3	4
Opiant Pharmaceuticals Inc.(a)	7,082	84,913
Optinose Inc.(a)(b)	69,838	255,607
Organon & Co.	273,629	9,234,979
Otonomy Inc.(a)(b)	20,113	41,835
Pacira BioSciences Inc.(a)	49,364	2,877,921
Palisade Bio Inc.(a)	16	7
Paratek Pharmaceuticals Inc.(a)(b)	85,372	164,768
Perrigo Co. PLC	147,619	5,988,903
Pfizer Inc.	6,038,433	316,595,042
Phathom Pharmaceuticals Inc.(a)(b)	11,465	96,765
Phibro Animal Health Corp., Class A	28,764	550,255
Pliant Therapeutics Inc.(a)(b)	21,859	175,091
PLx Pharma Inc.(a)(b)	32,102	78,008
Prestige Consumer Healthcare Inc.(a)	58,193	3,421,748
ProPhase Labs Inc.(b)	123	1,560
Provention Bio Inc.(a)(b)	55,649	222,596
Pulmatrix Inc., NVS(a)	1	5
Reata Pharmaceuticals Inc., Class A(a)	30,016	912,186
Relmada Therapeutics Inc.(a)(b)	23,455	445,410
Revance Therapeutics Inc.(a)(b)	68,536	947,168
Roivant Sciences Ltd.(a)(b)	197,871	805,335
Royalty Pharma PLC, Class A	399,900	16,811,796
RVL Pharmaceuticals PLC(a)	13,075	17,782
Satsuma Pharmaceuticals Inc.(a)	13,736	56,867
scPharmaceuticals Inc.(a)	2,486	11,983
SCYNEXIS Inc.(a)(b)	44,460	82,696
Seelos Therapeutics Inc.(a)(b)	130,225	88,592
Seelos Therapeutics Inc. New, NVS(a)(c)	43	23
SIGA Technologies Inc.	69,263	802,066
Societal CDMO Inc(a)(b)	10,444	8,303
Sonoma Pharmaceuticals Inc.(a)	609	1,797
Supernus Pharmaceuticals Inc.(a)	57,831	1,672,473
TFF Pharmaceuticals Inc.(a)(b)	18,976	107,214
TherapeuticsMD Inc.(a)	15,783	157,041

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Theravance Biopharma Inc.(a)	51,248	$464,307
Timber Pharmaceuticals Inc.(a)	19	6
Titan Pharmaceuticals Inc.(a)	60	34
Trevi Therapeutics Inc.(a)(b)	7,019	19,723
Tricida Inc.(a)(b)	33,891	328,065
Viatris Inc.	1,311,208	13,728,348
VYNE Therapeutics Inc.(a)(b)	79,399	30,878
WaVe Life Sciences Ltd.(a)	51,706	168,045
Xeris Biopharma Holdings Inc.(a)(b)	116,242	179,013
Zoetis Inc.	507,196	87,181,920
Zynerba Pharmaceuticals Inc.(a)(b)	36,308	41,391
		1,736,037,423
Professional Services — 0.6%
Alight Inc., Class A(a)(b)	263,027	1,775,432
ASGN Inc.(a)(b)	58,605	5,289,101
Barrett Business Services Inc.	9,435	687,528
BGSF Inc.	26,525	327,849
Booz Allen Hamilton Holding Corp.	142,465	12,873,137
CACI International Inc., Class A(a)	25,521	7,191,307
CBIZ Inc.(a)	49,307	1,970,308
Clarivate PLC(a)(b)	398,389	5,521,672
CoStar Group Inc.(a)	425,128	25,681,982
CRA International Inc.	9,681	864,707
DLH Holdings Corp.(a)(b)	819	12,482
Dun & Bradstreet Holdings Inc.(a)	147,389	2,215,257
Equifax Inc.	133,404	24,383,583
Exponent Inc.	57,650	5,273,245
First Advantage Corp.(a)	42,592	539,641
Forrester Research Inc.(a)	9,826	470,076
Franklin Covey Co.(a)	18,655	861,488
FTI Consulting Inc.(a)	35,328	6,389,069
GEE Group Inc.(a)(b)	802	419
Heidrick & Struggles International Inc.	19,286	624,095
Hill International Inc.(a)(b)	135,501	227,642
HireQuest Inc.	3,385	47,695
HireRight Holdings Corp.(a)	52,022	739,233
Hudson Global Inc.(a)	2,027	63,648
Huron Consulting Group Inc.(a)	20,739	1,347,828
ICF International Inc.	19,519	1,854,305
Insperity Inc.	40,948	4,087,839
Jacobs Engineering Group Inc.	135,773	17,260,821
KBR Inc.	146,693	7,098,474
Kelly Services Inc., Class A, NVS.	29,436	583,716
Kforce Inc.	16,466	1,010,024
Korn Ferry(b)	58,711	3,406,412
Legalzoomcom Inc.(a)(b)	32,620	358,494
Leidos Holdings Inc.	144,929	14,595,800
ManpowerGroup Inc.	57,964	4,429,029
ManTech International Corp./VA, Class A	28,416	2,712,307
Mastech Digital Inc.(a)	1,268	18,842
Mistras Group Inc.(a)	18,877	112,129
Nielsen Holdings PLC.	387,755	9,003,671
Planet Labs PBC(a)(b)	194,156	840,695
RCM Technologies Inc.(a)	10,042	203,250
Red Violet Inc.(a)(b)	1,041	19,821
Resources Connection Inc.	38,868	791,741
Robert Half International Inc.	117,015	8,763,253
Science Applications International Corp.	58,380	5,435,178
Skillsoft Corp.(a)(b)	95,950	337,744
TransUnion(b)	204,886	16,388,831
Security	Shares	Value

Professional Services (continued)
TriNet Group Inc.(a)	36,879	$2,862,548
TrueBlue Inc.(a)	39,796	712,348
Upwork Inc.(a)	128,273	2,652,686
Verisk Analytics Inc.	167,762	29,037,925
Willdan Group Inc.(a)(b)	9,441	260,383
		240,216,690
Real Estate Management & Development — 0.2%
Altisource Portfolio Solutions SA(a)(b)	10,299	110,611
American Realty Investors Inc.(a)	779	11,054
AMREP Corp.(a)	692	7,764
Anywhere Real Estate Inc.(a)	124,025	1,219,166
CBRE Group Inc., Class A(a)	348,041	25,619,298
CKX Lands Inc.(a)	229	2,549
Comstock Holding Companies Inc.(a)	285	1,288
Cushman & Wakefield PLC(a)(b)	172,245	2,625,014
DigitalBridge Group Inc.(a)	703,988	3,435,461
Doma Holdings Inc.(a)(b)	197,373	203,294
Douglas Elliman Inc.	116,789	559,419
eXp World Holdings Inc.(b)	68,011	800,490
Forestar Group Inc.(a)	37,554	514,114
FRP Holdings Inc.(a)	9,025	544,659
Howard Hughes Corp. (The)(a)(b)	47,504	3,232,647
InterGroup Corp. (The)(a)	126	5,291
Jones Lang LaSalle Inc.(a)	52,041	9,099,889
JW Mays Inc.(a)	106	4,452
Kennedy-Wilson Holdings Inc.	144,921	2,744,804
Marcus & Millichap Inc.	28,510	1,054,585
Maui Land & Pineapple Co. Inc.(a)(b)	9,417	89,179
Newmark Group Inc., Class A	171,765	1,660,968
Opendoor Technologies Inc.(a)(b)	427,389	2,013,002
RE/MAX Holdings Inc., Class A	18,812	461,270
Redfin Corp.(a)(b)	114,996	947,567
RMR Group Inc. (The), Class A	11,729	332,517
Seritage Growth Properties, Class A(a)(b)	35,624	185,601
St Joe Co. (The)(b)	42,019	1,662,272
Stratus Properties Inc.(a)	9,007	290,251
Tejon Ranch Co.(a)	13,944	216,411
Transcontinental Realty Investors Inc.(a)	269	10,704
Trinity Place Holdings Inc.(a)(b)	177,013	178,783
WeWork Inc., Class A(a)(b)	210,570	1,057,061
Zillow Group Inc., Class A(a)	42,416	1,349,253
Zillow Group Inc., Class C, NVS(a)(b)	184,207	5,848,572
		68,099,260
Road & Rail — 1.0%
AMERCO	10,662	5,098,888
ArcBest Corp.	28,437	2,001,112
Avis Budget Group Inc.(a)(b)	37,034	5,446,961
Covenant Logistics Group Inc., Class A	10,368	260,133
CSX Corp.	2,339,913	67,997,872
Daseke Inc.(a)	118,975	760,250
Heartland Express Inc.	49,164	683,871
Hertz Global Holdings Inc.(a)(b)	45,507	720,831
HyreCar Inc.(a)	17,048	10,406
JB Hunt Transport Services Inc.	89,885	14,154,191
Knight-Swift Transportation Holdings Inc.	177,337	8,208,930
Landstar System Inc.(b)	40,198	5,845,593
Lyft Inc., Class A(a)	337,853	4,486,688
Marten Transport Ltd.	47,379	796,915
Norfolk Southern Corp.	256,202	58,232,152
Old Dominion Freight Line Inc.	98,593	25,267,414

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
PAM Transportation Services Inc.(a)(b)	6,815	$186,663
Patriot Transportation Holding Inc.	681	5,066
Ryder System Inc.	57,455	4,082,752
Saia Inc.(a)	28,509	5,359,692
Schneider National Inc., Class B	48,873	1,093,778
TuSimple Holdings Inc., Class A(a)(b)	46,040	332,869
Uber Technologies Inc.(a)	1,840,456	37,655,730
Union Pacific Corp.	676,142	144,207,566
Universal Logistics Holdings Inc.	9,533	260,346
USA Truck Inc.(a)	9,604	301,758
Werner Enterprises Inc.	61,856	2,383,930
XPO Logistics Inc.(a)	109,924	5,293,940
Yellow Corp.(a)(b)	46,001	134,783
		401,271,080
Semiconductors & Semiconductor Equipment — 4.8%
ACM Research Inc., Class A(a)(b)	30,975	521,309
Advanced Micro Devices Inc.(a)	1,742,283	133,232,381
Aehr Test Systems(a)(b)	25,292	189,690
Allegro MicroSystems Inc.(a)	49,307	1,020,162
Alpha & Omega Semiconductor Ltd.(a)(b)	29,453	981,963
Ambarella Inc.(a)	38,144	2,496,906
Amkor Technology Inc.	114,469	1,940,250
Amtech Systems Inc.(a)(b)	9,879	72,117
Analog Devices Inc.	562,367	82,156,195
Applied Materials Inc.	946,146	86,080,363
Atomera Inc.(a)(b)	21,414	200,863
Axcelis Technologies Inc.(a)	30,192	1,655,729
AXT Inc.(a)(b)	38,705	226,811
Broadcom Inc.	439,211	213,373,096
CEVA Inc.(a)	32,636	1,095,264
Cirrus Logic Inc.(a)	67,476	4,894,709
CMC Materials Inc.	30,967	5,403,432
Cohu Inc.(a)	45,596	1,265,289
CVD Equipment Corp.(a)	8,987	35,499
CyberOptics Corp.(a)	9,418	329,065
Diodes Inc.(a)	50,555	3,264,336
eMagin Corp.(a)(b)	20,281	13,183
Enphase Energy Inc.(a)	146,403	28,583,722
Entegris Inc.(b)	146,671	13,512,799
First Solar Inc.(a)	106,018	7,223,006
FormFactor Inc.(a)	80,264	3,108,625
GSI Technology Inc.(a)(b)	19,575	67,534
Ichor Holdings Ltd.(a)	25,935	673,791
Impinj Inc.(a)(b)	25,689	1,507,174
indie Semiconductor Inc., Class A(a)(b)	96,835	551,959
Intel Corp.	4,400,372	164,617,916
inTEST Corp.(a)	10,922	74,488
KLA Corp.	161,644	51,577,367
Kopin Corp.(a)(b)	75,324	84,363
Kulicke & Soffa Industries Inc.	61,322	2,625,195
Lam Research Corp.	148,866	63,439,246
Lattice Semiconductor Corp.(a)	156,996	7,614,306
MACOM Technology Solutions Holdings Inc., Class H(a)	57,238	2,638,672
Marvell Technology Inc.	910,216	39,621,702
MaxLinear Inc.(a)	76,569	2,601,815
Meta Materials Inc.(a)(b)	285,809	294,383
Microchip Technology Inc.	598,609	34,767,211
Micron Technology Inc.	1,200,286	66,351,810
MKS Instruments Inc.(b)	62,004	6,363,470
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems Inc.	48,052	$18,453,890
Navitas Semiconductor Corp.(a)(b)	93,038	359,127
NeoPhotonics Corp.(a)	46,213	726,930
NVE Corp.	9,469	441,445
Nvidia Corp.	2,694,409	408,445,460
NXP Semiconductors NV	283,616	41,983,676
ON Semiconductor Corp.(a)	468,994	23,595,088
Onto Innovation Inc.(a)	51,271	3,575,639
PDF Solutions Inc.(a)	28,977	623,295
Peraso Inc.(a)	293	563
Photronics Inc.(a)	65,622	1,278,317
Pixelworks Inc.(a)	28,971	55,335
Power Integrations Inc.	64,742	4,856,297
Qorvo Inc.(a)	118,587	11,185,126
Qualcomm Inc.	1,202,239	153,574,010
QuickLogic Corp.(a)	3,444	29,205
Rambus Inc.(a)	123,040	2,644,130
Rubicon Technology Inc.(a)	842	7,738
Semtech Corp.(a)	68,012	3,738,620
Silicon Laboratories Inc.(a)	40,580	5,690,128
SiTime Corp.(a)	18,602	3,032,684
Skyworks Solutions Inc.	177,118	16,408,211
SMART Global Holdings Inc.(a)	74,994	1,227,652
SolarEdge Technologies Inc.(a)	59,985	16,416,695
SunPower Corp.(a)	80,945	1,279,740
Synaptics Inc.(a)	40,774	4,813,371
Teradyne Inc.	168,905	15,125,443
Texas Instruments Inc.	991,131	152,287,278
Trio-Tech International(a)	311	1,347
Ultra Clean Holdings Inc.(a)(b)	41,121	1,224,172
Universal Display Corp.	47,921	4,846,730
Veeco Instruments Inc.(a)	48,687	944,528
Wolfspeed Inc.(a)(b)	126,608	8,033,278
		1,945,254,314
Software — 9.1%
8x8 Inc.(a)	126,092	649,374
A10 Networks Inc.	50,319	723,587
ACI Worldwide Inc.(a)	125,705	3,254,502
Adobe Inc.(a)	508,241	186,046,700
Agilysys Inc.(a)	18,807	889,007
Akerna Corp.(a)(b)	12,695	1,754
Alarm.com Holdings Inc.(a)	49,794	3,080,257
Altair Engineering Inc., Class A(a)(b)	56,190	2,949,975
Alteryx Inc., Class A(a)(b)	67,913	3,288,347
American Software Inc./GA, Class A	29,001	468,656
Amplitude Inc., Class A(a)(b)	29,834	426,328
Ansys Inc.(a)	94,485	22,609,316
Appfolio Inc., Class A(a)(b)	20,451	1,853,679
Appian Corp.(a)	41,633	1,971,739
Applied Blockchain Inc., NVS(a)(b)	164,446	603,517
AppLovin Corp., Class A(a)(b)	26,407	909,457
Asana Inc., Class A(a)(b)	84,132	1,479,041
Aspen Technology Inc.(a)	29,335	5,388,253
Asure Software Inc.(a)	7,923	45,161
AudioEye Inc.(a)	2,856	17,165
Autodesk Inc.(a)	235,261	40,455,482
Avalara Inc.(a)	98,480	6,952,688
Avaya Holdings Corp.(a)(b)	71,545	160,261
AvePoint Inc.(a)(b)	99,779	433,041
Aware Inc./MA(a)	19,475	46,351

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Benefitfocus Inc.(a)(b)	30,025	$233,595
Bentley Systems Inc., Class B(b)	196,330	6,537,789
Bill.com Holdings Inc.(a)(b)	99,569	10,946,616
Black Knight Inc.(a)	166,900	10,913,591
Blackbaud Inc.(a)	50,401	2,926,786
Blackline Inc.(a)	60,215	4,010,319
Box Inc., Class A(a)(b)	167,043	4,199,461
Braze Inc.(a)(b)	23,338	845,536
BSQUARE Corp.(a)(b)	10,034	12,643
BTRS Holdings Inc., Class 1(a)(b)	74,375	370,387
C3.ai Inc., Class A(a)(b)	75,291	1,374,814
Cadence Design Systems Inc.(a)	294,338	44,159,530
CCC Intelligent Solutions Holdings Inc.(a)(b)	87,415	804,218
CDK Global Inc.	133,942	7,336,003
Cerence Inc.(a)	39,684	1,001,227
Ceridian HCM Holding Inc.(a)	142,969	6,730,981
ChannelAdvisor Corp.(a)	28,323	412,949
Citrix Systems Inc.	135,349	13,151,862
Cleanspark Inc.(a)(b)	48,502	190,128
Clear Secure Inc., Class A(a)	21,980	439,600
Clearwater Analytics Holdings Inc.(a)	65,598	789,800
CommVault Systems Inc.(a)	45,617	2,869,309
Confluent Inc., Class A(a)(b)	126,047	2,929,332
Consensus Cloud Solutions Inc.(a)	16,796	733,649
CoreCard Corp.(a)(b)	9,377	228,893
Coupa Software Inc.(a)	78,102	4,459,624
Crowdstrike Holdings Inc., Class A(a)(b)	229,854	38,744,190
Cvent Holding Corp.(a)(b)	159,539	737,070
Datadog Inc., Class A(a)	278,019	26,478,530
Dave Inc. , NVS(a)(b)	180,678	124,343
Digimarc Corp.(a)(b)	12,648	178,843
Digital Turbine Inc.(a)(b)	96,358	1,683,374
DocuSign Inc.(a)	210,709	12,090,482
Dolby Laboratories Inc., Class A	69,551	4,977,070
Domo Inc., Class B(a)(b)	31,503	875,783
Dropbox Inc., Class A(a)	281,158	5,901,506
Duck Creek Technologies Inc.(a)(b)	80,024	1,188,356
Dynatrace Inc.(a)	215,902	8,515,175
E2open Parent Holdings Inc.(a)	215,621	1,677,531
Ebix Inc.	28,951	489,272
eGain Corp.(a)(b)	19,439	189,530
Elastic NV(a)	78,386	5,304,381
Envestnet Inc.(a)	48,715	2,570,691
Everbridge Inc.(a)	38,775	1,081,435
Fair Isaac Corp.(a)	27,516	11,031,164
Five9 Inc.(a)(b)	71,660	6,531,092
ForgeRock Inc., Class A (a)(b)	42,065	901,032
Fortinet Inc.(a)(b)	724,600	40,997,868
Freshworks Inc.(a)(b)	114,397	1,504,321
Gitlab Inc.(a)(b)	39,347	2,090,900
Greenidge Generation Holdings Inc.(a)(b)	7,450	18,923
GSE Systems Inc.(a)	10,425	13,031
GTY Technology Holdings Inc.(a)	56,251	352,131
Guidewire Software Inc.(a)(b)	90,713	6,439,716
HashiCorp Inc.(a)(b)	22,581	664,785
HubSpot Inc.(a)	48,115	14,465,775
Informatica Inc. , Class A(a)(b)	43,012	893,359
Intellicheck Inc.(a)(b)	12,879	26,016
InterDigital Inc.	38,399	2,334,659
Intrusion Inc.(a)(b)	35,659	139,427
Security	Shares	Value

Software (continued)
Intuit Inc.	303,508	$116,984,124
Inuvo Inc.(a)	20,377	10,087
Issuer Direct Corp.(a)	318	8,096
Jamf Holding Corp.(a)	46,848	1,160,425
Kaspien Holdings Inc.(a)	364	859
KnowBe4 Inc., Class A(a)(b)	90,227	1,409,346
Latch Inc.(a)(b)	96,858	110,418
LivePerson Inc.(a)(b)	61,494	869,525
LiveRamp Holdings Inc.(a)	71,251	1,838,988
Mandiant Inc.(a)	265,417	5,791,399
Manhattan Associates Inc.(a)	69,692	7,986,703
Marathon Digital Holdings Inc.(a)(b)	98,566	526,342
Marin Software Inc.(a)	3,737	6,166
Matterport Inc.(a)(b)	196,552	719,380
Microsoft Corp.	8,060,514	2,070,181,811
MicroStrategy Inc., Class A(a)(b)	11,387	1,870,884
Mitek Systems Inc.(a)	70,088	647,613
Model N Inc.(a)	57,746	1,477,143
Momentive Global Inc.(a)	129,684	1,141,219
N-able Inc.(a)(b)	108,216	973,944
nCino Inc.(a)(b)	60,018	1,855,757
NCR Corp.(a)(b)	144,776	4,503,981
NetSol Technologies Inc.(a)	9,812	31,251
New Relic Inc.(a)	60,027	3,004,351
NortonLifeLock Inc.	639,808	14,050,184
Nutanix Inc., Class A(a)(b)	226,426	3,312,612
Oblong Inc.(a)	1,121	348
Olo Inc., Class A(a)(b)	70,727	698,075
ON24 Inc.(a)(b)	17,346	164,614
OneSpan Inc.(a)	30,385	361,581
Oracle Corp.	1,689,047	118,013,714
PagerDuty Inc.(a)(b)	81,546	2,020,710
Palantir Technologies Inc., Class A(a)(b)	1,729,942	15,690,574
Palo Alto Networks Inc.(a)(b)	107,678	53,186,471
Park City Group Inc.(a)(b)	20,854	91,758
Paycom Software Inc.(a)	51,929	14,546,351
Paycor HCM Inc.(a)(b)	31,579	821,054
Paylocity Holding Corp.(a)	41,590	7,254,128
Pegasystems Inc.	46,435	2,221,450
Phunware Inc.(a)(b)	74,190	80,125
Ping Identity Holding Corp.(a)(b)	73,574	1,334,632
Progress Software Corp.	49,383	2,237,050
PROS Holdings Inc.(a)	38,221	1,002,537
PTC Inc.(a)	116,937	12,435,081
Q2 Holdings Inc.(a)(b)	56,191	2,167,287
Qualtrics International Inc., Class A(a)	107,842	1,349,103
Qualys Inc.(a)	38,714	4,883,384
Qumu Corp.(a)	10,356	8,337
Rapid7 Inc.(a)	58,366	3,898,849
RealNetworks Inc.(a)	42,752	26,977
Rekor Systems Inc.(a)(b)	59,125	104,060
Rimini Street Inc.(a)	18,755	112,718
RingCentral Inc., Class A(a)	88,026	4,600,239
Riot Blockchain Inc.(a)(b)	125,297	524,994
Roper Technologies Inc.	115,050	45,404,482
SailPoint Technologies Holdings Inc.(a)	99,958	6,265,367
Salesforce Inc.(a)	1,073,639	177,193,381
Samsara Inc.(a)(b)	61,814	690,462
Seachange International Inc.(a)(b)	35,204	21,256
SecureWorks Corp., Class A(a)	9,860	107,080

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
SEMrush Holdings Inc., Class A(a)(b)	72,192	$933,443
SentinelOne Inc., Class A(a)(b)	200,088	4,668,053
ServiceNow Inc.(a)	215,883	102,656,684
ShotSpotter Inc.(a)(b)	8,687	233,767
Smartsheet Inc., Class A(a)	138,717	4,359,875
Smith Micro Software Inc.(a)(b)	17,177	42,427
Soundhound AI Inc., NVS(b)	297,498	797,295
Splunk Inc.(a)	176,421	15,606,202
Sprinklr Inc.(a)	79,317	801,895
Sprout Social Inc., Class A(a)	48,311	2,805,420
SPS Commerce Inc.(a)	38,684	4,373,226
SRAX Inc.(a)(b)	12,250	40,670
Sumo Logic Inc.(a)	90,933	681,088
Synchronoss Technologies Inc.(a)(b)	60,686	69,789
Synopsys Inc.(a)	166,527	50,574,250
Telos Corp.(a)	64,414	520,465
Tenable Holdings Inc.(a)	97,030	4,406,132
Teradata Corp.(a)	107,924	3,994,267
Terawulf Inc.(a)(b)	18,472	22,166
Trade Desk Inc. (The), Class A(a)	467,334	19,576,621
Tyler Technologies Inc.(a)	45,556	15,146,459
UiPath Inc., Class A(a)(b)	304,100	5,531,579
Unity Software Inc.(a)(b)	187,201	6,892,741
Upland Software Inc.(a)	24,223	351,718
Varonis Systems Inc.(a)(b)	120,478	3,532,415
Verb Technology Co. Inc.(a)(b)	130,010	67,852
Verint Systems Inc.(a)(b)	68,745	2,911,351
Veritone Inc.(a)(b)	33,853	221,060
Vertex Inc., Class A(a)(b)	31,611	358,153
Viant Technology Inc., Class A(a)	18,901	96,017
VirnetX Holding Corp.(a)(b)	57,924	67,771
VMware Inc., Class A	217,304	24,768,310
Vonage Holdings Corp.(a)	293,965	5,538,301
WM Technology Inc.(a)(b)	69,256	227,852
Workday Inc., Class A(a)	219,268	30,605,427
Workiva Inc.(a)(b)	48,549	3,203,749
Xperi Holding Corp.	115,162	1,661,788
Yext Inc.(a)	122,310	584,642
Zendesk Inc.(a)	129,100	9,562,437
Zoom Video Communications Inc., Class A(a)	245,901	26,549,931
Zscaler Inc.(a)(b)	88,095	13,171,083
Zuora Inc., Class A(a)	142,557	1,275,885
		3,704,005,134
Specialty Retail — 2.1%
Aaron’s Co. Inc. (The)	37,430	544,606
Abercrombie & Fitch Co., Class A(a)	66,129	1,118,903
Academy Sports & Outdoors Inc.	101,126	3,594,018
Advance Auto Parts Inc.	64,257	11,122,244
American Eagle Outfitters Inc.	148,828	1,663,897
America’s Car-Mart Inc./TX(a)	10,347	1,040,908
Arko Corp.	91,068	743,115
Asbury Automotive Group Inc.(a)	26,228	4,441,450
AutoNation Inc.(a)(b)	38,328	4,283,537
AutoZone Inc.(a)	21,223	45,610,774
Barnes & Noble Education Inc.(a)	40,320	118,138
Bath & Body Works Inc.(b)	244,381	6,578,736
Bed Bath & Beyond Inc.(a)(b)	100,126	497,626
Best Buy Co. Inc.	217,591	14,184,757
Big 5 Sporting Goods Corp.(b)	17,723	198,675
Boot Barn Holdings Inc.(a)	37,874	2,609,897
Security	Shares	Value

Specialty Retail (continued)
Buckle Inc. (The)	27,696	$766,902
Burlington Stores Inc.(a)(b)	69,758	9,503,132
Caleres Inc.	49,576	1,300,874
Camping World Holdings Inc., Class A(b)	41,961	905,938
CarLotz Inc.(a)	120,591	47,453
CarMax Inc.(a)(b)	175,610	15,889,193
Carvana Co., Class A(a)(b)	95,054	2,146,319
Cato Corp. (The), Class A	39,160	454,648
Chico’s FAS Inc.(a)	143,442	712,907
Children’s Place Inc. (The)(a)	19,746	768,514
Citi Trends Inc.(a)(b)	9,096	215,120
Conn’s Inc.(a)	28,952	232,195
Container Store Group Inc. (The)(a)	21,757	135,546
Designer Brands Inc., Class A	75,305	983,483
Dick’s Sporting Goods Inc.	57,394	4,325,786
Express Inc.(a)(b)	80,313	157,413
Five Below Inc.(a)(b)	58,973	6,689,307
Floor & Decor Holdings Inc., Class A(a)(b)	114,277	7,194,880
Foot Locker Inc.	104,346	2,634,736
GameStop Corp., Class A(a)(b)	66,819	8,171,964
Gap Inc. (The)	234,428	1,931,687
Group 1 Automotive Inc.	20,045	3,403,641
GrowGeneration Corp.(a)(b)	68,541	246,062
Guess? Inc.	50,826	866,583
Haverty Furniture Companies Inc.	18,511	429,085
Hibbett Inc.	11,075	484,088
Home Depot Inc. (The)	1,111,722	304,911,993
J Jill Inc.(a)	2,727	49,877
Kirkland’s Inc.(a)(b)	18,772	66,077
Lazydays Holdings Inc.(a)(b)	3,257	38,367
Leslie’s Inc.(a)(b)	133,135	2,020,989
Lithia Motors Inc.(b)	31,350	8,615,293
LL Flooring Holdings Inc.(a)	29,089	272,564
Lowe’s Companies Inc.	711,297	124,242,247
MarineMax Inc.(a)(b)	20,839	752,705
Monro Inc.	38,045	1,631,370
Murphy USA Inc.	22,708	5,288,012
National Vision Holdings Inc.(a)(b)	87,190	2,397,725
O’Reilly Automotive Inc.(a)	69,959	44,197,298
ODP Corp. (The)(a)	57,848	1,749,324
OneWater Marine Inc., Class A(a)	20,799	687,407
Party City Holdco Inc.(a)(b)	166,840	220,229
Penske Automotive Group Inc.	28,869	3,022,296
Petco Health & Wellness Co. Inc.(a)(b)	95,601	1,409,159
Recycling Asset Holdings Inc., NVS(a)(b)(c)	7,042	246
Rent-A-Center Inc./TX	57,057	1,109,759
RH(a)	18,841	3,999,191
Ross Stores Inc.	374,525	26,302,891
Sally Beauty Holdings Inc.(a)(b)	81,767	974,663
Shift Technologies Inc.(a)(b)	99,902	67,244
Shoe Carnival Inc.	18,874	407,867
Signet Jewelers Ltd.	57,289	3,062,670
Sleep Number Corp.(a)	26,426	817,885
Sonic Automotive Inc., Class A	29,382	1,076,263
Sportsman’s Warehouse Holdings Inc.(a)(b)	40,329	386,755
Tilly’s Inc., Class A	18,343	128,768
TJX Companies Inc. (The)	1,269,318	70,891,410
Tractor Supply Co.	119,556	23,175,931
TravelCenters of America Inc.(a)	23,470	809,011
Ulta Beauty, Inc.(a)	56,352	21,722,569

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Urban Outfitters Inc.(a)(b)	66,405	$1,239,117
Victoria’s Secret & Co.(a)(b)	79,539	2,224,706
Volta Inc.(a)(b)	171,286	222,672
Vroom Inc.(a)(b)	167,257	209,071
Warby Parker Inc.(a)(b)	32,541	366,412
Williams-Sonoma Inc.	73,587	8,164,478
Winmark Corp.	3,469	678,432
Xcel Brands Inc.(a)(b)	315	372
Zumiez Inc.(a)	29,584	769,184
		839,329,236
Technology Hardware, Storage & Peripherals — 5.9%
3D Systems Corp.(a)	133,659	1,296,492
Apple Inc.	16,559,590	2,264,027,145
AstroNova Inc.(a)	8,954	107,269
Avid Technology Inc.(a)(b)	24,996	648,646
Contra Communications Inc., NVS(b)	2,058	1,667
Corsair Gaming Inc.(a)(b)	47,463	623,189
Dell Technologies Inc., Class C	297,610	13,752,558
Diebold Nixdorf Inc.(a)	88,049	199,871
Eastman Kodak Co.(a)(b)	58,916	273,370
Hewlett Packard Enterprise Co.	1,376,086	18,246,900
HP Inc.	1,133,788	37,165,571
Immersion Corp.(a)(b)	31,879	170,234
Intevac Inc.(a)(b)	20,176	97,652
IonQ Inc.(a)(b)	127,728	559,449
NetApp Inc.	244,269	15,936,110
One Stop Systems Inc.(a)	10,638	41,914
Pure Storage Inc., Class A(a)	319,639	8,217,919
Quantum Corp.(a)	120,614	171,272
Seagate Technology Holdings PLC	219,020	15,646,789
Super Micro Computer Inc.(a)(b)	39,117	1,578,371
TransAct Technologies Inc.(a)	9,586	38,727
Turtle Beach Corp.(a)(b)	31,902	390,161
Western Digital Corp.(a)	342,976	15,375,614
Xerox Holdings Corp.	126,660	1,880,901
		2,396,447,791
Textiles, Apparel & Luxury Goods — 0.6%
Allbirds Inc.(a)	171,145	672,600
Capri Holdings Ltd.(a)	163,825	6,718,463
Carter’s Inc.	42,524	2,997,091
Charles & Colvard Ltd.(a)	29,029	35,996
Columbia Sportswear Co.	39,713	2,842,656
Crocs Inc.(a)	66,972	3,259,527
Crown Crafts Inc.	9,753	61,054
Culp Inc.	13	56
Deckers Outdoor Corp.(a)	30,026	7,667,139
Delta Apparel Inc.(a)(b)	9,130	259,018
Forward Industries Inc.(a)(b)	10,364	15,339
Fossil Group Inc.(a)	60,410	312,320
G-III Apparel Group Ltd.(a)	39,537	799,833
Hanesbrands Inc.	389,768	4,010,713
Jerash Holdings U.S. Inc.	1,955	9,208
Kontoor Brands Inc.	49,607	1,655,386
Lakeland Industries Inc.(a)(b)	9,099	139,761
Levi Strauss & Co., Class A	86,795	1,416,494
Lululemon Athletica Inc.(a)	126,690	34,536,961
Movado Group Inc.	12,388	383,161
Nike Inc., Class B	1,362,839	139,282,146
Oxford Industries Inc.	18,802	1,668,489
PLBY Group Inc.(a)(b)	25,700	164,480
Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	66,691	$3,794,718
Ralph Lauren Corp.	49,857	4,469,680
Rocky Brands Inc.	9,504	324,847
Skechers U.S.A. Inc., Class A(a)	147,672	5,254,170
Steven Madden Ltd.	87,561	2,820,340
Superior Group of Companies Inc.	9,563	169,743
Tapestry Inc.	267,720	8,170,814
Under Armour Inc., Class A(a)(b)	204,390	1,702,569
Under Armour Inc., Class C, NVS(a)	211,590	1,603,852
Unifi Inc.(a)	18,673	262,542
Vera Bradley Inc.(a)	19,746	85,698
VF Corp.	348,277	15,383,395
Vince Holding Corp.(a)	896	7,034
Wolverine World Wide Inc.	89,016	1,794,563
		254,751,856
Thrifts & Mortgage Finance — 0.1%
1895 Bancorp of Wisconsin Inc.(a)(b)	2,115	21,679
Axos Financial Inc.(a)	48,292	1,731,268
Bridgewater Bancshares Inc.(a)	22,228	358,760
Broadway Financial Corp./DE(a)	17,191	18,223
Capitol Federal Financial Inc.	134,257	1,232,479
CF Bankshares Inc.(b)	1,726	36,246
Columbia Financial Inc.(a)	56,319	1,228,317
ESSA Bancorp. Inc.	9,741	163,649
Essent Group Ltd.	109,969	4,277,794
Federal Agricultural Mortgage Corp., Class C, NVS	9,754	952,478
FFBW Inc.(a)(b)	2,417	29,342
First Seacoast Bancorp.(a)	2,148	22,962
Flagstar Bancorp. Inc.	43,474	1,541,153
FS Bancorp. Inc.	4,189	120,266
Greene County Bancorp. Inc.(b)	636	28,804
HMN Financial Inc.	848	19,572
Home Bancorp. Inc.	8,961	305,839
Home Federal Bancorp. Inc./LA	506	10,611
HV Bancorp Inc.(a)	1,371	27,351
IF Bancorp. Inc.(b)	697	13,243
Impac Mortgage Holdings Inc.(a)	9,528	5,526
Income Opportunity Realty Investors Inc.(a)	108	1,387
Kearny Financial Corp./MD	87,157	968,314
Kentucky First Federal Bancorp.	844	6,727
Lake Shore Bancorp. Inc.	652	9,128
Magyar Bancorp Inc.	871	10,321
Merchants Bancorp./IN	32,611	739,291
MGIC Investment Corp.	317,469	4,000,109
Mid-Southern Bancorp Inc.	2,439	34,097
Mr Cooper Group Inc.(a)	89,182	3,276,547
New York Community Bancorp. Inc.	527,114	4,812,551
NMI Holdings Inc., Class A(a)	85,701	1,426,922
Northeast Community Bancorp Inc.(b)	68,030	800,713
Northfield Bancorp. Inc.	34,171	445,248
Oconee Federal Financial Corp.	212	4,685
Ocwen Financial Corp.(a)	9,509	260,547
PCSB Financial Corp.	30,332	579,038
PennyMac Financial Services Inc.	31,142	1,361,217
Ponce Financial Group Inc.(a)(b)	85,443	789,493
Provident Bancorp. Inc.(b)	21,349	335,179
Provident Financial Holdings Inc.(b)	9,113	135,146
Provident Financial Services Inc.	61,828	1,376,291
Prudential Bancorp. Inc.	9,549	144,476
Radian Group Inc.	177,278	3,483,513

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Rhinebeck Bancorp Inc.(a)	3,407	$31,992
Rocket Companies Inc., Class A(b)	157,884	1,162,026
Security National Financial Corp., Class A(a)	12,859	108,784
Southern Missouri Bancorp. Inc.	8,953	405,213
Sterling Bancorp Inc./MI(a)(b)	65,561	373,698
Territorial Bancorp. Inc.	18,464	384,974
TFS Financial Corp.	68,246	937,018
Timberland Bancorp. Inc./WA	9,095	227,375
TrustCo Bank Corp. NY	10,149	312,995
UWM Holdings Corp.(b)	98,755	349,593
Velocity Financial Inc.(a)	77,134	847,703
Walker & Dunlop Inc.	38,599	3,718,628
Waterstone Financial Inc.	28,944	493,495
Western New England Bancorp. Inc.	31,602	235,751
WSFS Financial Corp.	62,418	2,502,338
		49,238,085
Tobacco — 0.6%
22nd Century Group Inc.(a)(b)	151,575	322,855
Altria Group Inc.	1,952,699	81,564,237
Philip Morris International Inc.	1,670,827	164,977,458
Turning Point Brands Inc.	12,758	346,125
Universal Corp./VA	27,683	1,674,821
Vector Group Ltd.	134,012	1,407,126
		250,292,622
Trading Companies & Distributors — 0.3%
Air Lease Corp.	116,121	3,881,925
Applied Industrial Technologies Inc.	38,802	3,731,588
Beacon Roofing Supply Inc.(a)(b)	66,654	3,423,349
BlueLinx Holdings Inc.(a)	9,417	629,150
Boise Cascade Co.	39,093	2,325,643
Core & Main Inc., Class A(a)	59,513	1,327,140
Custom Truck One Source Inc.(a)(b)	105,906	593,074
Distribution Solutions Group Inc.(a)(b)	23,741	1,220,050
DXP Enterprises Inc./TX(a)	11,367	348,171
EVI Industries Inc.(a)(b)	8,818	88,092
Fastenal Co.	614,159	30,658,817
GATX Corp.	38,997	3,671,957
Global Industrial Co.	12,827	433,168
GMS Inc.(a)	48,578	2,161,721
H&E Equipment Services Inc.	29,935	867,217
Herc Holdings Inc.	31,807	2,867,401
Hudson Technologies Inc.(a)(b)	29,333	220,291
India Globalization Capital Inc.(a)	37,922	20,099
McGrath RentCorp.	29,684	2,255,984
MSC Industrial Direct Co. Inc., Class A	48,995	3,680,014
NOW Inc.(a)	116,040	1,134,871
Rush Enterprises Inc., Class A(b)	42,346	2,041,077
Rush Enterprises Inc., Class B(b)	15,873	787,460
SiteOne Landscape Supply Inc.(a)(b)	48,886	5,811,079
Titan Machinery Inc.(a)	19,274	431,930
Transcat Inc.(a)	9,454	537,082
Triton International Ltd.	67,216	3,538,922
United Rentals Inc.(a)(b)	76,702	18,631,683
Univar Solutions Inc.(a)	192,930	4,798,169
Veritiv Corp.(a)	16,117	1,749,500
Watsco Inc.	36,508	8,718,841
WESCO International Inc.(a)(b)	50,873	5,448,498
Willis Lease Finance Corp.(a)(b)	8,958	335,746
Security	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger Inc.	45,649	$20,744,275
		139,113,984
Water Utilities — 0.1%
American States Water Co.	39,784	3,242,794
American Water Works Co. Inc.	196,642	29,254,430
Artesian Resources Corp., Class A, NVS	8,684	426,992
Cadiz Inc.(a)(b)	32,475	75,667
California Water Service Group.	56,162	3,119,799
Essential Utilities Inc.	249,574	11,442,968
Middlesex Water Co.	16,133	1,414,541
Pure Cycle Corp.(a)(b)	20,006	210,863
SJW Group.	26,610	1,660,730
York Water Co. (The)	11,578	468,099
		51,316,883
Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)	67,846	1,098,427
Shenandoah Telecommunications Co.(b)	51,182	1,136,241
Spok Holdings Inc.	25,871	162,987
T-Mobile U.S. Inc.(a)	634,920	85,422,137
Telephone and Data Systems Inc.	114,541	1,808,602
United States Cellular Corp.(a)(b)	12,741	368,979
		89,997,373
Total Common Stocks — 99.8%
(Cost: $35,100,887,651)		40,556,425,176

Warrants

Pharmaceuticals — 0.0%
Salarius Pharmaceuticals Inc., (Expires 01/20/25)(a)(b)	19,965	—

Total Warrants — 0.0%
(Cost: $0)		—
Total Long-Term Investments — 99.8%
(Cost: $35,100,887,651)		40,556,425,176

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	1,063,050,292	1,062,943,987
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	103,120,000	103,120,000

Total Short-Term Securities — 2.8%
(Cost: $1,165,888,489)		1,166,063,987

Total Investments in Securities — 102.6%
(Cost: $36,266,776,140)		41,722,489,163

Liabilities in Excess of Other Assets — (2.6)%		(1,074,025,237)

Net Assets — 100.0%		$40,648,463,926

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$780,950,442	$281,925,828	(a)	$—	$(111)	$67,828	$1,062,943,987	1,063,050,292	$2,041,071	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	77,230,000	25,890,000	(a)	—	—	—	103,120,000	103,120,000	134,830		—
BlackRock Inc.	105,831,432	10,791,885		(1,728,402)	664,315	(22,125,795)	93,433,435	153,411	680,448		—
					$664,204	$(22,057,967)	$1,259,497,422		$2,856,349		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	405	09/16/22	$76,737	$(1,501,931)
S&P Mid 400 E-Mini Index	31	09/16/22	7,031	(269,068)
				$(1,770,999)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$40,556,266,227	$2,594	$156,355	$40,556,425,176
Warrants	—	—	—	—
Money Market Funds	1,166,063,987	—	—	1,166,063,987
	$41,722,330,214	$2,594	$156,355	$41,722,489,163
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,770,999)	$—	$—	$(1,770,999)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust